NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
44 shares (cost $521)	$500
Global Allocation V.I. Fund - Class II (MLVGA2)
218,787 shares (cost $3,584,724)	3,290,560
VIP Small Cap Value Series: Service Class (DWVSVS)
6,195 shares (cost $241,442)	208,030
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,001,232 shares (cost $30,337,377)	43,473,494
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
173,088 shares (cost $5,043,647)	6,674,257
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
925 shares (cost $10,730)	10,067
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
53,184 shares (cost $246,340)	286,131
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
11,288 shares (cost $134,564)	115,139
Balanced Portfolio: Service Shares (JABS)
42,780 shares (cost $1,286,861)	1,352,290
Forty Portfolio: Service Shares (JACAS)
131,676 shares (cost $5,023,836)	4,619,181
Global Technology Portfolio: Service Shares (JAGTS)
279,402 shares (cost $2,212,933)	2,165,365
Overseas Portfolio: Service Shares (JAIGS)
97,802 shares (cost $3,580,106)	2,722,799
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
12,372 shares (cost $218,132)	202,658
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
8,598 shares (cost $163,118)	133,187
Value Series - Initial Class (MVFIC)
142,222 shares (cost $2,399,869)	2,615,465
Core Plus Fixed Income Portfolio - Class I (MSVFI)
25,047 shares (cost $262,787)	256,734
Emerging Markets Debt Portfolio - Class I (MSEM)
107,030 shares (cost $941,240)	797,371
U.S. Real Estate Portfolio - Class I (MSVRE)
62,386 shares (cost $1,036,227)	1,265,193
NVIT Investor Destinations Managed Growth Class I (IDPG)
15,320 shares (cost $159,969)	153,659
NVIT Bond Index Fund Class I (NVBX)
7,699 shares (cost $82,477)	79,837
NVIT International Index Fund Class I (NVIX)
10,250 shares (cost $94,726)	89,177
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
439,642 shares (cost $6,811,631)	6,774,877
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
123,010 shares (cost $2,743,172)	2,903,027
American Funds NVIT Bond Fund - Class II (GVABD2)
59,835 shares (cost $656,139)	678,532
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
55,181 shares (cost $1,581,852)	1,626,731
American Funds NVIT Growth Fund - Class II (GVAGR2)
21,088 shares (cost $1,271,059)	1,820,083
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
15,147 shares (cost $798,269)	830,183
Federated NVIT High Income Bond Fund - Class I (HIBF)
160,578 shares (cost $1,105,114)	971,496
NVIT Emerging Markets Fund - Class I (GEM)
234,436 shares (cost $2,663,696)	2,147,436
NVIT International Equity Fund - Class I (GIG)
389,661 shares (cost $4,170,053)	3,717,363
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,457,397 shares (cost $12,710,859)	13,189,444
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
8,281 shares (cost $122,858)	110,882
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
32,020 shares (cost $328,986)	306,116
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
67,455 shares (cost $756,299)	741,333
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
59,503 shares (cost $699,229)	639,058
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
4,553 shares (cost $50,177)	45,666
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
113,892 shares (cost $1,190,287)	1,238,011
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
74,403 shares (cost $760,546)	709,064
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
17,163 shares (cost $191,878)	182,270
NVIT Core Bond Fund - Class I (NVCBD1)
48,504 shares (cost $529,485)	507,357
NVIT Core Plus Bond Fund - Class I (NVLCP1)
10,661 shares (cost $123,646)	118,446
NVIT Nationwide Fund - Class I (TRF)
3,266,298 shares (cost $33,525,741)	47,589,967
NVIT Government Bond Fund - Class I (GBF)
525,137 shares (cost $6,183,234)	5,702,989
American Century NVIT Growth Fund - Class I (CAF)
669,957 shares (cost $7,878,836)	13,600,120
NVIT International Index Fund - Class II (GVIX2)
45,217 shares (cost $441,354)	392,935
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
158,179 shares (cost $1,420,653)	1,994,641
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
23,684 shares (cost $359,880)	351,474
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
5,762 shares (cost $101,138)	96,687
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
46,358 shares (cost $488,261)	459,875
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
271,182 shares (cost $2,984,490)	3,400,623
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
374,138 shares (cost $3,990,772)	4,972,292
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
321,780 shares (cost $3,351,678)	3,565,326
NVIT Mid Cap Index Fund - Class I (MCIF)
272,679 shares (cost $5,655,491)	6,121,649
NVIT Money Market Fund - Class I (SAM)
15,331,412 shares (cost $15,331,412)	15,331,412
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
407,139 shares (cost $4,915,225)	4,177,243
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
60,095 shares (cost $658,862)	567,301
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
145,315 shares (cost $1,967,320)	1,833,874
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
125,191 shares (cost $1,464,755)	1,246,904
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,578,848 shares (cost $24,538,030)	27,722,614
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,162,182 shares (cost $21,529,789)	21,751,549
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
82,844 shares (cost $1,659,802)	1,521,018
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
380,937 shares (cost $4,931,000)	5,020,755
NVIT Multi-Manager Small Company Fund - Class I (SCF)
725,785 shares (cost $13,119,621)	14,943,912
NVIT Multi-Sector Bond Fund - Class I (MSBF)
120,324 shares (cost $1,121,182)	1,044,412
NVIT Short Term Bond Fund - Class II (NVSTB2)
53,337 shares (cost $554,512)	541,903
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,527,485 shares (cost $42,584,919)	50,524,418
Templeton NVIT International Value Fund - Class III (NVTIV3)
16,336 shares (cost $216,225)	177,736
Invesco NVIT Comstock Value Fund - Class I (EIF)
51,998 shares (cost $735,737)	796,088
NVIT Real Estate Fund - Class I (NVRE1)
1,376,150 shares (cost $11,522,236)	8,931,215
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
109 shares (cost $1,282)	1,133
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
902 shares (cost $10,505)	9,782
NVIT Small Cap Index Fund Class II (NVSIX2)
9,614 shares (cost $129,651)	114,890
NVIT S&P 500 Index Fund Class I (GVEX1)
158,941 shares (cost $2,230,162)	2,221,990
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
195 shares (cost $2,101)	2,035
VPS Growth and Income Portfolio - Class A (ALVGIA)
10,421 shares (cost $276,957)	313,883
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
61,273 shares (cost $1,224,068)	1,059,414
VP Balanced Fund - Class I (ACVB)
749,163 shares (cost $5,288,339)	5,191,702
VP Capital Appreciation Fund - Class I (ACVCA)
108,614 shares (cost $1,423,006)	1,631,388
VP Income & Growth Fund - Class I (ACVIG)
226,624 shares (cost $2,015,207)	1,942,165
VP Inflation Protection Fund - Class II (ACVIP2)
107,554 shares (cost $1,226,440)	1,069,087
VP International Fund - Class I (ACVI)
51,464 shares (cost $433,340)	515,669
VP Mid Cap Value Fund - Class I (ACVMV1)
112,320 shares (cost $2,008,058)	2,065,570
VP Ultra(R) Fund - Class I (ACVU1)
11,126 shares (cost $174,332)	172,123
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
121,694 shares (cost $2,090,981)	2,033,502
Appreciation Portfolio - Initial Shares (DCAP)
94,039 shares (cost $3,841,566)	4,253,395
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
9,527 shares (cost $425,030)	438,441
Growth and Income Portfolio - Initial Shares (DGI)
49,450 shares (cost $1,161,800)	1,482,517
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
29,457 shares (cost $183,143)	150,526
Quality Bond Fund II - Primary Shares (FQB)
106,996 shares (cost $1,209,028)	1,173,746
Equity-Income Portfolio - Initial Class (FEIP)
1,802,704 shares (cost $39,919,419)	36,883,317
High Income Portfolio - Initial Class (FHIP)
1,760,676 shares (cost $9,990,262)	8,715,345
VIP Asset Manager Portfolio - Initial Class (FAMP)
719,540 shares (cost $10,721,850)	11,339,948
VIP Energy Portfolio - Service Class 2 (FNRS2)
106,466 shares (cost $2,380,084)	1,651,280
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
31,756 shares (cost $366,467)	385,520
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
96,765 shares (cost $1,048,047)	1,200,849
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
88,040 shares (cost $950,697)	1,114,588
VIP Growth Portfolio - Initial Class (FGP)
919,411 shares (cost $32,508,657)	60,451,285
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
168,928 shares (cost $2,176,577)	2,067,683
VIP Mid Cap Portfolio - Service Class (FMCS)
212,400 shares (cost $6,701,293)	6,883,882
VIP Overseas Portfolio - Initial Class (FOP)
274,205 shares (cost $5,296,274)	5,231,839
VIP Overseas Portfolio - Service Class (FOS)
204,979 shares (cost $4,152,261)	3,894,600
VIP Value Strategies Portfolio - Service Class (FVSS)
55,072 shares (cost $750,518)	799,643
Franklin Income Securities Fund - Class 2 (FTVIS2)
116,218 shares (cost $1,849,655)	1,650,300
Rising Dividends Securities Fund - Class 1 (FTVRDI)
168,520 shares (cost $4,205,113)	4,256,809
Small Cap Value Securities Fund - Class 1 (FTVSVI)
125,593 shares (cost $2,269,471)	2,275,746
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
111,496 shares (cost $1,045,335)	704,656
Templeton Foreign Securities Fund - Class 1 (TIF)
7,541 shares (cost $96,105)	101,500
Templeton Foreign Securities Fund - Class 2 (TIF2)
77,081 shares (cost $1,327,008)	1,017,470
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
132,592 shares (cost $2,444,893)	2,094,951
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
36,969 shares (cost $278,605)	249,539
Short Duration Bond Portfolio - I Class Shares (AMTB)
238,474 shares (cost $2,596,833)	2,508,752
Guardian Portfolio - I Class Shares (AMGP)
8,758 shares (cost $182,155)	146,251
International Portfolio - S Class Shares (AMINS)
1,850 shares (cost $19,556)	20,632
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
76,328 shares (cost $1,809,885)	1,734,945
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
9,449 shares (cost $210,531)	201,742
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
194,572 shares (cost $1,904,094)	2,566,398
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
1,210 shares (cost $17,264)	21,522
Socially Responsive Portfolio - I Class Shares (AMSRS)
31,876 shares (cost $576,471)	684,059
Capital Income Fund/VA - Non-Service Shares (OVMS)
382,991 shares (cost $5,580,898)	5,538,053
Core Bond Fund/VA - Non-Service Shares (OVB)
454,696 shares (cost $3,288,393)	3,505,705
Global Securities Fund/VA - Non-Service Shares (OVGS)
579,350 shares (cost $20,607,994)	22,015,306
International Growth Fund/VA - Non-Service Shares (OVIG)
13,149 shares (cost $29,875)	28,929
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
43,383 shares (cost $1,234,368)	1,268,528
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
73,386 shares (cost $1,747,576)	1,564,583
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
15,221 shares (cost $984,718)	1,169,716
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
43,517 shares (cost $231,958)	212,362
All Asset Portfolio - Administrative Class (PMVAAA)
23,123 shares (cost $254,994)	210,415
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
946 shares (cost $9,112)	6,540
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
30,215 shares (cost $340,979)	290,370
Low Duration Portfolio - Administrative Class (PMVLDA)
151,933 shares (cost $1,606,678)	1,557,311
Total Return Portfolio - Administrative Class (PMVTRA)
93,255 shares (cost $1,043,815)	986,641
VT Growth & Income Fund: Class IB (PVGIB)
3,877 shares (cost $96,654)	91,991
VT International Equity Fund: Class IB (PVTIGB)
18,419 shares (cost $255,934)	240,730
VT Voyager Fund: Class IB (PVTVB)
12,729 shares (cost $592,309)	556,515
VI American Franchise Fund - Series I Shares (ACEG)
1,164 shares (cost $59,239)	66,690
VI Value Opportunities Fund - Series I Shares (AVBVI)
509 shares (cost $3,710)	3,981
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
69 shares (cost $962)	838
Variable Fund - Multi-Hedge Strategies (RVARS)
2,093 shares (cost $50,195)	50,409
Health Sciences Portfolio - II (TRHS2)
166,104 shares (cost $6,003,265)	6,257,127
Limited-Term Bond Portfolio - II (TRLT2)
12,899 shares (cost $63,102)	62,175
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
136,694 shares (cost $1,437,002)	1,042,976
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
384,327 shares (cost $4,988,613)	4,035,435
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
189,088 shares (cost $5,926,177)	3,191,807
Variable Insurance Portfolios - Asset Strategy (WRASP)
257,809 shares (cost $2,711,562)	2,140,796
Variable Insurance Portfolios - High Income (WRHIP)
180,863 shares (cost $681,596)	606,125
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
31,779 shares (cost $341,328)	299,420
Advantage VT Discovery Fund (SVDF)
28,604 shares (cost $836,721)	743,413
Advantage VT Opportunity Fund - Class 2 (SVOF)
56,973 shares (cost $978,828)	1,427,179
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
48,324 shares (cost $487,361)	413,657

Total Investments	$600,433,133
Other Accounts Receivable	237,072
Accounts Receivable - VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	3
Accounts Receivable - TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	4
Accounts Receivable - NVIT Cardinal Conservative Fund - Class I (NVCCN1)	12
Accounts Receivable - Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	1
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(10,340)
Accounts Payable - VP International Fund - Class I (ACVI)	(15,768)
Accounts Payable - Short Duration Bond Portfolio - I Class Shares (AMTB)	(1,931)
Accounts Payable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(2,417)
Accounts Payable - VI Value Opportunities Fund - Series I Shares (AVBVI)	(1)
Accounts Payable - VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	(4)
Accounts Payable - Stock Index Fund, Inc. - Initial Shares (DSIF)	(12,917)
Accounts Payable - VIP Asset Manager Portfolio - Initial Class (FAMP)	(4,400)
Accounts Payable - Equity-Income Portfolio - Initial Class (FEIP)	(24,891)
Accounts Payable - VIP Growth Portfolio - Initial Class (FGP)	(18,550)
Accounts Payable - High Income Portfolio - Initial Class (FHIP)	(5,008)
Accounts Payable - VIP Overseas Portfolio - Initial Class (FOP)	(3,322)
Accounts Payable - NVIT Government Bond Fund - Class I (GBF)	(2,908)
Accounts Payable - U.S. Real Estate Portfolio - Class I (MSVRE)	(561)
Accounts Payable - Core Bond Fund/VA - Non-Service Shares (OVB)	(4,615)
Accounts Payable - Global Securities Fund/VA - Non-Service Shares (OVGS)	(26,713)
Accounts Payable - Capital Income Fund/VA - Non-Service Shares (OVMS)	(4,203)
Accounts Payable - CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	(2)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	89,621
Accounts Payable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	(43,691)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(12,043)
Accounts Payable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	(8,178)

$600,557,383

Contract Owners’ Equity:
Accumulation units	600,557,383

Total Contract Owners’ Equity (note 5)	$600,557,383

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	ALVDAA	MLVGA2	DWVSVS	DSIF	DSRG	GVGMNS	IVKMG1
Reinvested dividends	$8,296,051	5	32,235	972	818,494	76,375	9	-
Asset charges (note 3)	(3,368,148)	(6)	(14,870)	(1,198)	(216,897)	(40,733)	(102)	(1,299)

Net investment income (loss)	4,927,903	(1)	17,365	(226)	601,597	35,642	(93)	(1,299)

Realized gain (loss) on investments	17,669,057	(14)	1,371	(3,425)	1,693,402	363,453	494	9,436
Change in unrealized gain (loss) on investments	(67,695,508)	(3)	(225,620)	(30,718)	(3,276,496)	(1,606,073)	(1,226)	(26,888)

Net gain (loss) on investments	(50,026,451)	(17)	(224,249)	(34,143)	(1,583,094)	(1,242,620)	(732)	(17,452)

Reinvested capital gains	42,758,276	11	174,038	21,809	1,267,240	958,115	220	20,625

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,340,272)	(7)	(32,846)	(12,560)	285,743	(248,863)	(605)	1,874

Investment Activity:	IVBRA1	JABS	JACAS	JAGTS	JAIGS	MV2IGI	MNDIC	MVFIC
Reinvested dividends	$5,110	22,070	51,790	14,134	15,579	1,115	-	65,028
Asset charges (note 3)	(652)	(6,302)	(21,377)	(8,639)	(16,078)	(888)	(892)	(12,809)

Net investment income (loss)	4,458	15,768	30,413	5,495	(499)	227	(892)	52,219

Realized gain (loss) on investments	(82)	46,342	4,089	99,883	(198,313)	(1,396)	(15,421)	96,976
Change in unrealized gain (loss) on investments	(21,292)	(103,709)	(398,612)	(243,901)	(161,502)	(15,474)	8,614	(339,217)

Net gain (loss) on investments	(21,374)	(57,367)	(394,523)	(144,018)	(359,815)	(16,870)	(6,807)	(242,241)

Reinvested capital gains	10,637	39,747	810,763	232,816	91,925	13,094	4,525	163,192

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,279)	(1,852)	446,653	94,293	(268,389)	(3,549)	(3,174)	(26,830)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MSVFI	MSEM	MSVRE	IDPG	NVBX	NVIX	NVAMV1	GVAAA2
Reinvested dividends	$9,788	43,512	19,263	2,649	1,437	2,282	172,695	42,204
Asset charges (note 3)	(1,390)	(4,120)	(10,485)	(123)	(301)	(383)	(37,714)	(14,411)

Net investment income (loss)	8,398	39,392	8,778	2,526	1,136	1,899	134,981	27,793

Realized gain (loss) on investments	1,971	(16,928)	132,570	(6)	(72)	(95)	259,919	77,137
Change in unrealized gain (loss) on investments	(13,435)	(33,883)	(129,558)	(6,310)	(1,796)	(5,182)	(1,657,346)	(228,084)

Net gain (loss) on investments	(11,464)	(50,811)	3,012	(6,316)	(1,868)	(5,277)	(1,397,427)	(150,947)

Reinvested capital gains	-	-	-	-	766	-	901,500	130,973

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,066)	(11,419)	11,790	(3,790)	34	(3,378)	(360,946)	7,819

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVNMO1
Reinvested dividends	$9,686	10,767	13,042	7,569	55,473	20,860	20,065	107,390
Asset charges (note 3)	(3,737)	(8,266)	(9,070)	(4,685)	(4,578)	(13,263)	(19,928)	(71,803)

Net investment income (loss)	5,949	2,501	3,972	2,884	50,895	7,597	137	35,587

Realized gain (loss) on investments	18,207	177,878	71,257	127,560	(17,229)	(50,967)	(1,086)	375,791
Change in unrealized gain (loss) on investments	(28,852)	(240,473)	(19,829)	(184,913)	(71,904)	(382,944)	(274,637)	(1,802,664)

Net gain (loss) on investments	(10,645)	(62,595)	51,428	(57,353)	(89,133)	(433,911)	(275,723)	(1,426,873)

Reinvested capital gains	297	149,454	47,984	61,100	10,047	-	147,138	1,184,849

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,399)	89,360	103,384	6,631	(28,191)	(426,314)	(128,448)	(206,437)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1
Reinvested dividends	$990	8,719	15,874	20,747	1,024	36,678	21,695	4,934
Asset charges (note 3)	(617)	(1,830)	(2,641)	(3,747)	(313)	(6,249)	(3,988)	(845)

Net investment income (loss)	373	6,889	13,233	17,000	711	30,429	17,707	4,089

Realized gain (loss) on investments	30,138	7,654	1,531	29,030	(1,976)	20,771	17,894	13,529
Change in unrealized gain (loss) on investments	(47,990)	(45,447)	(35,316)	(98,563)	(243)	(138,724)	(111,061)	(25,106)

Net gain (loss) on investments	(17,852)	(37,793)	(33,785)	(69,533)	(2,219)	(117,953)	(93,167)	(11,577)

Reinvested capital gains	16,723	24,740	14,516	44,516	1,404	69,615	64,317	7,644

Net increase (decrease) in contract owners’ equity resulting from operations	$(756)	(6,164)	(6,036)	(8,017)	(104)	(17,909)	(11,143)	156

Investment Activity:	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX2	GVIDA	NVDBL2
Reinvested dividends	$15,590	2,210	600,448	103,150	48,768	8,599	29,367	6,002
Asset charges (note 3)	(3,577)	(779)	(297,374)	(30,726)	(80,649)	(1,414)	(11,379)	(576)

Net investment income (loss)	12,013	1,431	303,074	72,424	(31,881)	7,185	17,988	5,426

Realized gain (loss) on investments	(2,312)	2,994	976,843	(54,615)	759,586	(1,229)	132,688	2,489
Change in unrealized gain (loss) on investments	(19,792)	(5,352)	(1,047,198)	(51,863)	(1,845,217)	(12,853)	(175,162)	(16,823)

Net gain (loss) on investments	(22,104)	(2,358)	(70,355)	(106,478)	(1,085,631)	(14,082)	(42,474)	(14,334)

Reinvested capital gains	2,380	956	-	-	1,681,069	-	-	7,693

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,711)	29	232,719	(34,054)	563,557	(6,897)	(24,486)	(1,215)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Reinvested dividends	$1,543	7,867	57,466	76,366	61,235	71,034	-	31,536
Asset charges (note 3)	(635)	(3,237)	(17,536)	(26,182)	(20,269)	(31,918)	(89,560)	(23,639)

Net investment income (loss)	908	4,630	39,930	50,184	40,966	39,116	(89,560)	7,897

Realized gain (loss) on investments	(2,706)	435	396,898	54,913	15,493	187,748	-	(33,340)
Change in unrealized gain (loss) on investments	(1,914)	(21,745)	(613,924)	(256,094)	(263,047)	(802,059)	-	(287,793)

Net gain (loss) on investments	(4,620)	(21,310)	(217,026)	(201,181)	(247,554)	(614,311)	-	(321,133)

Reinvested capital gains	5,379	15,741	159,441	94,766	187,054	407,893	-	259,733

Net increase (decrease) in contract owners’ equity resulting from operations	$1,667	(939)	(17,655)	(56,231)	(19,534)	(167,302)	(89,560)	(53,503)

Investment Activity:	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF	SCF
Reinvested dividends	$7,740	8,772	17,113	-	272,582	-	37,329	60,183
Asset charges (note 3)	(2,941)	(11,154)	(6,691)	(166,025)	(126,658)	(6,848)	(23,237)	(83,817)

Net investment income (loss)	4,799	(2,382)	10,422	(166,025)	145,924	(6,848)	14,092	(23,634)

Realized gain (loss) on investments	(2,308)	208,737	55,042	1,158,366	670,460	81,446	448,885	(72,804)
Change in unrealized gain (loss) on investments	(36,881)	(331,028)	(306,841)	(5,388,566)	(4,050,342)	(267,373)	(1,351,892)	(1,849,853)

Net gain (loss) on investments	(39,189)	(122,291)	(251,799)	(4,230,200)	(3,379,882)	(185,927)	(903,007)	(1,922,657)

Reinvested capital gains	-	156,654	170,378	4,299,066	2,475,846	196,919	546,767	1,659,488

Net increase (decrease) in contract owners’ equity resulting from operations	$(34,390)	31,981	(70,999)	(97,159)	(758,112)	4,144	(342,148)	(286,803)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MSBF	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP
Reinvested dividends	$21,717	9,293	325,703	3,524	12,076	252,693	31	187
Asset charges (note 3)	(6,162)	(3,198)	(257,172)	(979)	(4,114)	(52,341)	(13)	(21)

Net investment income (loss)	15,555	6,095	68,531	2,545	7,962	200,352	18	166

Realized gain (loss) on investments	123	(7,523)	1,979,169	(865)	39,711	(37,780)	(85)	(6)
Change in unrealized gain (loss) on investments	(52,530)	(4,578)	(7,496,685)	(21,489)	(102,042)	(2,095,864)	222	(723)

Net gain (loss) on investments	(52,407)	(12,101)	(5,517,516)	(22,354)	(62,331)	(2,133,644)	137	(729)

Reinvested capital gains	-	-	7,805,221	8,492	-	1,367,077	61	131

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,852)	(6,006)	2,356,236	(11,317)	(54,369)	(566,215)	216	(432)

Investment Activity:	NVSIX2	GVEX1	NOTG3	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG
Reinvested dividends	$1,256	42,354	29	4,375	9,354	100,466	-	47,079
Asset charges (note 3)	(597)	(11,869)	(18)	(1,676)	(6,022)	(37,074)	(14,433)	(13,487)

Net investment income (loss)	659	30,485	11	2,699	3,332	63,392	(14,433)	33,592

Realized gain (loss) on investments	(37)	52,407	6	19,258	40,625	213,764	164,466	122,577
Change in unrealized gain (loss) on investments	(15,994)	(87,031)	(254)	(16,601)	(303,393)	(1,061,551)	(241,063)	(513,594)

Net gain (loss) on investments	(16,031)	(34,624)	(248)	2,657	(262,768)	(847,787)	(76,597)	(391,017)

Reinvested capital gains	9,264	32,140	10	-	190,119	608,275	122,410	209,836

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,108)	28,001	(227)	5,356	(69,317)	(176,120)	31,380	(147,589)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVU1	DVSCS	DCAP	DSC	DGI
Reinvested dividends	$22,726	1,622	36,939	951	15,671	77,077	-	13,143
Asset charges (note 3)	(4,633)	(2,180)	(11,066)	(1,358)	(10,899)	(22,213)	(2,143)	(7,493)

Net investment income (loss)	18,093	(558)	25,873	(407)	4,772	54,864	(2,143)	5,650

Realized gain (loss) on investments	(27,835)	74,994	124,885	(11,020)	147,110	129,939	13,053	29,660
Change in unrealized gain (loss) on investments	(23,725)	(83,807)	(293,336)	(3,481)	(358,038)	(533,137)	(23,659)	(157,860)

Net gain (loss) on investments	(51,560)	(8,813)	(168,451)	(14,501)	(210,928)	(403,198)	(10,606)	(128,200)

Reinvested capital gains	-	-	104,500	20,475	139,707	218,154	6,502	140,400

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,467)	(9,371)	(38,078)	5,567	(66,449)	(130,180)	(6,247)	17,850

Investment Activity:	FVCA2P	FQB	FEIP	FHIP	FAMP	FNRS2	FF10S	FF20S
Reinvested dividends	$2,639	46,670	1,245,644	637,249	186,684	19,425	6,758	21,785
Asset charges (note 3)	(412)	(7,302)	(219,179)	(45,560)	(71,305)	(10,179)	(2,085)	(6,434)

Net investment income (loss)	2,227	39,368	1,026,465	591,689	115,379	9,246	4,673	15,351

Realized gain (loss) on investments	(763)	(1,960)	(402,953)	(500)	162,856	(45,729)	21,022	29,487
Change in unrealized gain (loss) on investments	(12,187)	(47,104)	(6,189,751)	(1,122,374)	(1,155,866)	(477,629)	(31,340)	(62,073)

Net gain (loss) on investments	(12,950)	(49,064)	(6,592,704)	(1,122,874)	(993,010)	(523,358)	(10,318)	(32,586)

Reinvested capital gains	221	-	3,810,025	-	850,345	68,358	1,127	5,325

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,502)	(9,696)	(1,756,214)	(531,185)	(27,286)	(445,754)	(4,518)	(11,910)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FF30S	FGP	FIGBS	FMCS	FOP	FOS	FVSS	FTVIS2
Reinvested dividends	$18,973	159,183	53,426	29,387	73,640	51,890	8,924	80,804
Asset charges (note 3)	(6,741)	(344,263)	(9,827)	(39,294)	(30,467)	(14,035)	(4,696)	(8,593)

Net investment income (loss)	12,232	(185,080)	43,599	(9,907)	43,173	37,855	4,228	72,211

Realized gain (loss) on investments	38,621	2,319,505	(4,711)	557,369	(102,963)	(6,898)	139,072	18,579
Change in unrealized gain (loss) on investments	(67,399)	(73,178)	(64,876)	(1,660,050)	223,466	(257,661)	(171,491)	(228,005)

Net gain (loss) on investments	(28,778)	2,246,327	(69,587)	(1,102,681)	120,503	(264,559)	(32,419)	(209,426)

Reinvested capital gains	6,132	1,921,974	1,695	998,497	5,435	4,086	776	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,414)	3,983,221	(24,293)	(114,091)	169,111	(222,618)	(27,415)	(137,215)

Investment Activity:	FTVRDI	FTVSVI	FTVDM2	TIF	TIF2	FTVGI2	FTVFA2	AMTB
Reinvested dividends	$74,587	24,460	16,875	4,341	38,638	174,887	7,883	38,102
Asset charges (note 3)	(20,830)	(13,191)	(4,132)	(615)	(5,753)	(10,343)	(1,240)	(13,843)

Net investment income (loss)	53,757	11,269	12,743	3,726	32,885	164,544	6,643	24,259

Realized gain (loss) on investments	229,332	271,313	(26,037)	(4,968)	(55,100)	(27,102)	(1,017)	(20,251)
Change in unrealized gain (loss) on investments	(922,805)	(883,329)	(273,272)	(9,997)	(95,533)	(256,761)	(24,894)	(12,385)

Net gain (loss) on investments	(693,473)	(612,016)	(299,309)	(14,965)	(150,633)	(283,863)	(25,911)	(32,636)

Reinvested capital gains	464,223	388,063	107,463	4,071	39,464	11,359	431	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(175,493)	(212,684)	(179,103)	(7,168)	(78,284)	(107,960)	(18,837)	(8,377)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	AMGP	AMINS	AMCG	AMMCGS	AMTP	AMRS	AMSRS	OVMS
Reinvested dividends	$1,109	203	-	-	23,004	93	4,050	129,385
Asset charges (note 3)	(692)	-	(1,426)	(167)	(4,884)	-	(3,695)	(31,521)

Net investment income (loss)	417	203	(1,426)	(167)	18,120	93	355	97,864

Realized gain (loss) on investments	2,064	196	(2,998)	(2,867)	138,686	652	49,649	(75,338)
Change in unrealized gain (loss) on investments	(50,299)	(289)	(74,940)	(5,763)	(746,960)	(3,245)	(120,344)	(1,770)

Net gain (loss) on investments	(48,235)	(93)	(77,938)	(8,630)	(608,274)	(2,593)	(70,695)	(77,108)

Reinvested capital gains	38,715	59	-	222	232,469	504	64,025	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,103)	169	(79,364)	(8,575)	(357,685)	(1,996)	(6,315)	20,756

Investment Activity:	OVB	OVGS	OVIG	OVGI	OVSC	OVAG	OVSB	PMVAAA
Reinvested dividends	$145,717	302,369	314	12,392	11,583	-	12,988	7,813
Asset charges (note 3)	(18,976)	(120,323)	(109)	(5,717)	(6,629)	(7,266)	(1,022)	(1,215)

Net investment income (loss)	126,741	182,046	205	6,675	4,954	(7,266)	11,966	6,598

Realized gain (loss) on investments	(75,210)	429,431	(3,909)	89,456	46,720	81,600	(4,364)	(3,708)
Change in unrealized gain (loss) on investments	(34,416)	(1,359,622)	(947)	(258,515)	(323,287)	(116,841)	(13,731)	(26,297)

Net gain (loss) on investments	(109,626)	(930,191)	(4,856)	(169,059)	(276,567)	(35,241)	(18,095)	(30,005)

Reinvested capital gains	-	1,507,432	1,918	202,345	191,189	101,136	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,115	759,287	(2,733)	39,961	(80,424)	58,629	(6,129)	(23,407)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PMVRSA	PMVFBA	PMVLDA	PMVTRA	PVGIB	PVTIGB	PVTVB	ACEG
Reinvested dividends	$486	4,782	54,514	49,420	3,871	3,106	5,258	-
Asset charges (note 3)	(47)	(1,597)	(6,405)	(5,001)	(716)	(1,364)	(2,444)	(134)

Net investment income (loss)	439	3,185	48,109	44,419	3,155	1,742	2,814	(134)

Realized gain (loss) on investments	(1,309)	(8,718)	1,137	364	28,080	24,336	15,912	3,166
Change in unrealized gain (loss) on investments	(1,452)	(20,022)	(50,075)	(57,648)	(39,501)	(30,299)	(128,136)	(171)

Net gain (loss) on investments	(2,761)	(28,740)	(48,938)	(57,284)	(11,421)	(5,963)	(112,224)	2,995

Reinvested capital gains	-	802	-	10,634	-	-	71,876	357

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,322)	(24,753)	(829)	(2,231)	(8,266)	(4,221)	(37,534)	3,218

Investment Activity:	AVBVI	AVMCCI	RVARS	TRHS2	TRLT2	VWBF	VWEM	VWHA
Reinvested dividends	$122	3	101	-	523	83,659	30,379	1,534
Asset charges (note 3)	-	(12)	(104)	(30,718)	-	(8,302)	(25,286)	(25,420)

Net investment income (loss)	122	(9)	(3)	(30,718)	523	75,357	5,093	(23,886)

Realized gain (loss) on investments	289	(3,434)	446	780,100	(61)	(93,928)	74,658	(286,658)
Change in unrealized gain (loss) on investments	(1,241)	2,567	(105)	(566,064)	(486)	(157,207)	(1,126,907)	(1,334,368)

Net gain (loss) on investments	(952)	(867)	341	214,036	(547)	(251,135)	(1,052,249)	(1,621,026)

Reinvested capital gains	341	85	-	472,752	-	-	299,770	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(489)	(791)	338	656,070	(24)	(175,778)	(747,386)	(1,644,912)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRASP	WRHIP	WRMCG	SVDF	SVOF	WFVSCG	MIGIC	FHIPR
Reinvested dividends	$9,054	86,153	-	-	2,004	-	1,981	9,157
Asset charges (note 3)	(12,351)	(5,640)	(1,695)	(6,636)	(9,284)	(2,193)	(291)	(6,522)

Net investment income (loss)	(3,297)	80,513	(1,695)	(6,636)	(7,280)	(2,193)	1,690	2,635

Realized gain (loss) on investments	(26,490)	(115,899)	(355)	27,298	53,297	18,931	43,470	23,751
Change in unrealized gain (loss) on investments	(614,979)	(54,391)	(45,330)	(175,037)	(260,810)	(93,222)	(62,627)	131,850

Net gain (loss) on investments	(641,469)	(170,290)	(45,685)	(147,739)	(207,513)	(74,291)	(19,157)	155,601

Reinvested capital gains	434,781	14,628	26,697	132,761	160,423	51,715	20,840	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(209,985)	(75,149)	(20,683)	(21,614)	(54,370)	(24,769)	3,373	158,236

Investment Activity:	FOSR	ACVI3	AMBP	AMTG	AMFAS
Reinvested dividends	$-	645	-	-	-
Asset charges (note 3)	(6,780)	-	(196)	(9,057)	(781)

Net investment income (loss)	(6,780)	645	(196)	(9,057)	(781)

Realized gain (loss) on investments	980,873	46,035	3,551	903,446	(1,073)
Change in unrealized gain (loss) on investments	(593,089)	(33,377)	(10,009)	(812,862)	(26,548)

Net gain (loss) on investments	387,784	12,658	(6,458)	90,584	(27,621)

Reinvested capital gains	-	-	7,671	-	26,722

Net increase (decrease) in contract owners’ equity resulting from operations	$381,004	13,303	1,017	81,527	(1,680)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		ALVDAA		MLVGA2		DWVSVS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,927,903	5,031,988	(1)	13	17,365	49,799	(226)	(710)
Realized gain (loss) on investments	17,669,057	27,741,639	(14)	652	1,371	52,059	(3,425)	2,232
Change in unrealized gain (loss) on investments	(67,695,508)	(23,577,761)	(3)	(769)	(225,620)	(302,607)	(30,718)	(8,676)
Reinvested capital gains	42,758,276	33,984,023	11	316	174,038	246,873	21,809	13,037

Net increase (decrease) in contract owners’ equity resulting from operations	(2,340,272)	43,179,889	(7)	212	(32,846)	46,124	(12,560)	5,883

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,837,353	25,444,894	-	-	125,726	121,628	540	2,852
Transfers between funds	-	3,890,527	-	3,430	305,022	(147,202)	(183,714)	391,260
Surrenders (note 6)	(44,816,562)	(52,118,692)	-	(5,222)	(114,541)	(348,348)	-	(3,102)
Death Benefits (note 4)	(10,869,510)	(6,270,005)	-	-	(13,246)	(84,191)	(8,851)	-
Net policy repayments (loans) (note 5)	8,992,250	5,846,434	(28)	(2,329)	7,516	92,461	(5,364)	(25,962)
Deductions for surrender charges (note 2d)	(2,199)	(2,121)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,425,481)	(33,470,696)	(367)	(227)	(154,332)	(165,543)	(6,348)	(6,372)
Asset charges (note 3):
MSP contracts	(277,280)	(290,784)	-	-	(3,924)	(3,613)	-	-
SL contracts or LSFP contracts	(146,526)	(149,874)	-	-	-	-	-	-
Adjustments to maintain reserves	(7,511)	14,849	(8)	6	(4)	(8)	(1)	1

Net equity transactions	(56,715,466)	(57,105,468)	(403)	(4,342)	152,217	(534,816)	(203,738)	358,677

Net change in contract owners’ equity	(59,055,738)	(13,925,579)	(410)	(4,130)	119,371	(488,692)	(216,298)	364,560
Contract owners’ equity beginning of period	659,613,121	673,538,700	907	5,037	3,171,176	3,659,868	424,330	59,770

Contract owners’ equity end of period	$600,557,383	659,613,121	497	907	3,290,547	3,171,176	208,032	424,330

CHANGES IN UNITS:
Beginning units	24,777,106	26,990,861	77	441	196,223	229,979	32,825	4,859
Units purchased	2,930,968	4,238,771	-	292	31,470	17,330	192	30,676
Units redeemed	(4,828,486)	(6,452,526)	(34)	(656)	(21,371)	(51,086)	(15,725)	(2,710)

Ending units	22,879,589	24,777,106	43	77	206,322	196,223	17,292	32,825

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DSIF		DSRG		GVGMNS		IVKMG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$601,597	586,348	35,642	36,092	(93)	(113)	(1,299)	(1,045)
Realized gain (loss) on investments	1,693,402	1,742,515	363,453	232,913	494	70	9,436	5,200
Change in unrealized gain (loss) on investments	(3,276,496)	2,778,607	(1,606,073)	106,054	(1,226)	436	(26,888)	11,935
Reinvested capital gains	1,267,240	541,793	958,115	512,739	220	139	20,625	-

Net increase (decrease) in contract owners’ equity resulting from operations	285,743	5,649,263	(248,863)	887,798	(605)	532	1,874	16,090

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,485,804	1,631,119	350,834	377,810	766	1,019	20,388	12,684
Transfers between funds	323,570	72,898	(174,403)	91,867	(6,259)	-	67,645	(5,374)
Surrenders (note 6)	(3,421,138)	(3,704,429)	(664,757)	(426,872)	-	-	(6,088)	(225)
Death Benefits (note 4)	(401,192)	(402,082)	(5,309)	(43,268)	-	-	(3,839)	(1,895)
Net policy repayments (loans) (note 5)	135,818	136,410	146,381	20,512	-	-	(488)	693
Deductions for surrender charges (note 2d)	(98)	(350)	(247)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,263,673)	(2,278,058)	(424,139)	(446,005)	(1,401)	(1,189)	(16,043)	(14,897)
Asset charges (note 3):
MSP contracts	(18,836)	(19,598)	(2,163)	(2,073)	-	-	(62)	(62)
SL contracts or LSFP contracts	(20,537)	(21,332)	(925)	(972)	-	-	(140)	(132)
Adjustments to maintain reserves	113	1,553	(13)	73	(3)	1	(5)	12

Net equity transactions	(4,180,169)	(4,583,869)	(774,741)	(428,928)	(6,897)	(169)	61,368	(9,196)

Net change in contract owners’ equity	(3,894,426)	1,065,394	(1,023,604)	458,870	(7,502)	363	63,242	6,894
Contract owners’ equity beginning of period	47,380,837	46,315,443	7,698,420	7,239,550	17,567	17,204	222,889	215,995

Contract owners’ equity end of period	$43,486,411	47,380,837	6,674,816	7,698,420	10,065	17,567	286,131	222,889

CHANGES IN UNITS:
Beginning units	986,251	1,090,770	182,744	193,190	1,470	1,486	15,517	16,170
Units purchased	55,012	63,462	12,170	22,211	65	87	6,161	1,346
Units redeemed	(144,582)	(167,981)	(30,545)	(32,657)	(631)	(103)	(1,893)	(1,999)

Ending units	896,681	986,251	164,369	182,744	904	1,470	19,785	15,517

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IVBRA1		JABS		JACAS		JAGTS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,458	(272)	15,768	16,478	30,413	(17,318)	5,495	(9,030)
Realized gain (loss) on investments	(82)	(6,555)	46,342	31,189	4,089	308,950	99,883	262,170
Change in unrealized gain (loss) on investments	(21,292)	1,867	(103,709)	31,260	(398,612)	(1,176,543)	(243,901)	(231,139)
Reinvested capital gains	10,637	5,913	39,747	38,559	810,763	1,151,659	232,816	121,632

Net increase (decrease) in contract owners’ equity resulting from operations	(6,279)	953	(1,852)	117,486	446,653	266,748	94,293	143,633

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,587	366	35,545	43,728	105,879	125,185	34,054	40,025
Transfers between funds	30,803	121,423	(219,453)	65,466	763,551	(300,332)	539,429	(263,262)
Surrenders (note 6)	-	-	(8,887)	(49,415)	(223,963)	(417,837)	(177,466)	(77,167)
Death Benefits (note 4)	-	-	-	(30,808)	(72,006)	(5,453)	-	(16,256)
Net policy repayments (loans) (note 5)	(963)	(23,987)	(8,440)	26,719	32,234	173,732	1,318	9,231
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,725)	(3,038)	(63,532)	(60,419)	(188,815)	(173,897)	(61,292)	(62,576)
Asset charges (note 3):
MSP contracts	-	-	(1,048)	(1,055)	(2,023)	(1,705)	(209)	(187)
SL contracts or LSFP contracts	-	-	(173)	(174)	(1,323)	(1,262)	(1,338)	(1,180)
Adjustments to maintain reserves	(4)	3	(31)	13	15	(31)	17	(6)

Net equity transactions	25,698	94,767	(266,019)	(5,945)	413,549	(601,600)	334,513	(371,378)

Net change in contract owners’ equity	19,419	95,720	(267,871)	111,541	860,202	(334,852)	428,806	(227,745)
Contract owners’ equity beginning of period	95,720	-	1,620,148	1,508,607	3,758,983	4,093,835	1,736,575	1,964,320

Contract owners’ equity end of period	$115,139	95,720	1,352,277	1,620,148	4,619,185	3,758,983	2,165,381	1,736,575

CHANGES IN UNITS:
Beginning units	9,313	-	64,330	64,527	229,303	269,822	194,191	239,301
Units purchased	3,233	11,974	2,334	5,348	54,899	17,776	66,626	9,472
Units redeemed	(794)	(2,661)	(12,962)	(5,545)	(31,089)	(58,295)	(28,412)	(54,582)

Ending units	11,752	9,313	53,702	64,330	253,113	229,303	232,405	194,191

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JAIGS		MV2IGI		MNDIC		MVFIC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(499)	217,109	227	-	(892)	(1,504)	52,219	18,528
Realized gain (loss) on investments	(198,313)	(173,014)	(1,396)	-	(15,421)	33,719	96,976	165,660
Change in unrealized gain (loss) on investments	(161,502)	(850,406)	(15,474)	-	8,614	(94,290)	(339,217)	(27,053)
Reinvested capital gains	91,925	294,496	13,094	-	4,525	33,973	163,192	56,857

Net increase (decrease) in contract owners’ equity resulting from operations	(268,389)	(511,815)	(3,549)	-	(3,174)	(28,102)	(26,830)	213,992

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	152,728	155,728	8,944	-	7,655	13,031	43,354	58,342
Transfers between funds	(148,062)	(443,499)	226,713	-	2,458	(103,447)	41,387	657,221
Surrenders (note 6)	(222,353)	(387,443)	(17,461)	-	-	(9,438)	(119,127)	(78,133)
Death Benefits (note 4)	(45,346)	(19,501)	-	-	(26,214)	-	(17,008)	(5,606)
Net policy repayments (loans) (note 5)	66,707	36,103	(195)	-	(277)	(588)	70,943	(16,580)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(167,152)	(197,313)	(11,783)	-	(14,334)	(17,143)	(80,502)	(71,339)
Asset charges (note 3):
MSP contracts	(775)	(1,047)	-	-	-	-	(964)	(949)
SL contracts or LSFP contracts	(937)	(1,026)	(9)	-	-	-	(755)	(686)
Adjustments to maintain reserves	(7)	(21)	-	-	(7)	(3)	11	2

Net equity transactions	(365,197)	(858,019)	206,209	-	(30,719)	(117,588)	(62,661)	542,272

Net change in contract owners’ equity	(633,586)	(1,369,834)	202,660	-	(33,893)	(145,690)	(89,491)	756,264
Contract owners’ equity beginning of period	3,356,389	4,726,223	-	-	167,080	312,770	2,704,971	1,948,707

Contract owners’ equity end of period	$2,722,803	3,356,389	202,660	-	133,187	167,080	2,615,480	2,704,971

CHANGES IN UNITS:
Beginning units	244,895	301,550	-	-	12,507	21,574	89,656	71,085
Units purchased	20,831	18,399	23,691	-	1,171	1,684	5,567	26,817
Units redeemed	(46,871)	(75,054)	(3,055)	-	(3,456)	(10,751)	(7,380)	(8,246)

Ending units	218,855	244,895	20,636	-	10,222	12,507	87,843	89,656

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVFI		MSEM		MSVRE		IDPG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$8,398	8,558	39,392	55,598	8,778	11,225	2,526	-
Realized gain (loss) on investments	1,971	1,175	(16,928)	(6,552)	132,570	83,114	(6)	-
Change in unrealized gain (loss) on investments	(13,435)	11,946	(33,883)	(18,946)	(129,558)	252,940	(6,310)	-
Reinvested capital gains	-	-	-	8,422	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,066)	21,679	(11,419)	38,522	11,790	347,279	(3,790)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,818	2,887	28,276	30,788	31,666	148,889	-	-
Transfers between funds	(9,219)	65,534	(24,079)	(193,923)	(180,244)	159,664	157,870	-
Surrenders (note 6)	(7,603)	(50,407)	(32,094)	(191,933)	(151,841)	(253,228)	-	-
Death Benefits (note 4)	(10,044)	-	(24,444)	-	(19,611)	-	-	-
Net policy repayments (loans) (note 5)	(3,213)	17	(825)	15,270	(5,070)	(6,550)	-	-
Deductions for surrender charges (note 2d)	-	(236)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,574)	(12,210)	(39,323)	(41,606)	(31,614)	(30,716)	(420)	-
Asset charges (note 3):
MSP contracts	(152)	(154)	(500)	(611)	-	-	-	-
SL contracts or LSFP contracts	(37)	(134)	(230)	(344)	(1,697)	(1,584)	-	-
Adjustments to maintain reserves	20	9	12	18	11	79	-	-

Net equity transactions	(34,004)	5,306	(93,207)	(382,341)	(358,400)	16,554	157,450	-

Net change in contract owners’ equity	(37,070)	26,985	(104,626)	(343,819)	(346,610)	363,833	153,660	-
Contract owners’ equity beginning of period	293,831	266,846	902,014	1,245,833	1,612,364	1,248,531	-	-

Contract owners’ equity end of period	$256,761	293,831	797,388	902,014	1,265,754	1,612,364	153,660	-

CHANGES IN UNITS:
Beginning units	19,453	18,667	29,799	42,545	33,626	32,399	-	-
Units purchased	902	11,281	2,131	1,796	450	4,047	15,905	-
Units redeemed	(3,125)	(10,495)	(5,001)	(14,542)	(9,264)	(2,820)	(43)	-

Ending units	17,230	19,453	26,929	29,799	24,812	33,626	15,862	-

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVBX		NVIX		NVAMV1		GVAAA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,136	911	1,899	80	134,981	118,627	27,793	9,494
Realized gain (loss) on investments	(72)	-	(95)	(1)	259,919	341,203	77,137	141,260
Change in unrealized gain (loss) on investments	(1,796)	(844)	(5,182)	(367)	(1,657,346)	(397,935)	(228,084)	(55,128)
Reinvested capital gains	766	-	-	-	901,500	875,562	130,973	3,282

Net increase (decrease) in contract owners’ equity resulting from operations	34	67	(3,378)	(288)	(360,946)	937,457	7,819	98,908

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	852	198	718	126	230,905	243,307	66,846	124,396
Transfers between funds	37,640	42,692	89,284	4,385	(62,283)	(66,965)	617,549	541,755
Surrenders (note 6)	-	-	-	-	(1,100,489)	(474,553)	(167,462)	(69,559)
Death Benefits (note 4)	-	-	-	-	(202,845)	(64,363)	-	(15,802)
Net policy repayments (loans) (note 5)	-	-	-	-	476,133	58,197	(1,193)	(13,608)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(92)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,508)	(138)	(1,585)	(86)	(323,289)	(389,641)	(91,183)	(68,157)
Asset charges (note 3):
MSP contracts	-	-	-	-	(3,783)	(4,102)	(1,572)	(1,633)
SL contracts or LSFP contracts	-	-	-	-	(2,044)	(2,353)	-	-
Adjustments to maintain reserves	(3)	(1)	(9)	8	(50)	713	(1)	10

Net equity transactions	36,981	42,751	88,408	4,433	(987,745)	(699,852)	422,984	497,402

Net change in contract owners’ equity	37,015	42,818	85,030	4,145	(1,348,691)	237,605	430,803	596,310
Contract owners’ equity beginning of period	42,818	-	4,145	-	8,123,560	7,885,955	2,472,224	1,875,914

Contract owners’ equity end of period	$79,833	42,818	89,175	4,145	6,774,869	8,123,560	2,903,027	2,472,224

CHANGES IN UNITS:
Beginning units	4,180	-	452	-	340,738	372,043	156,967	124,360
Units purchased	7,950	4,194	9,587	461	12,469	19,195	43,657	43,798
Units redeemed	(4,305)	(14)	(167)	(9)	(54,784)	(50,500)	(17,216)	(11,191)

Ending units	7,825	4,180	9,872	452	298,423	340,738	183,408	156,967

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,949	5,282	2,501	3,024	3,972	(1,100)	2,884	3,204
Realized gain (loss) on investments	18,207	27,593	177,878	123,672	71,257	160,764	127,560	200,414
Change in unrealized gain (loss) on investments	(28,852)	(2,671)	(240,473)	(105,161)	(19,829)	(34,248)	(184,913)	(116,475)
Reinvested capital gains	297	6,826	149,454	-	47,984	-	61,100	9,967

Net increase (decrease) in contract owners’ equity resulting from operations	(4,399)	37,030	89,360	21,535	103,384	125,416	6,631	97,110

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,577	25,420	40,573	49,782	59,927	80,862	23,726	45,231
Transfers between funds	(12,023)	(69,999)	72,055	92,674	(4,288)	(138,599)	7,404	77,346
Surrenders (note 6)	(73,499)	(28,312)	(61,651)	(177,829)	(54,030)	(170,605)	(289,534)	(50,001)
Death Benefits (note 4)	-	-	(16,167)	(3,675)	(18,885)	(8,122)	(171)	-
Net policy repayments (loans) (note 5)	(5,621)	(24,397)	(16,590)	(4,677)	8,276	41,143	1,197	3,490
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,662)	(24,546)	(60,571)	(66,346)	(69,835)	(74,188)	(30,301)	(32,443)
Asset charges (note 3):
MSP contracts	(47)	(48)	(907)	(885)	(1,191)	(1,142)	(237)	(267)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	1	(13)	10	(15)	10	(13)	(2)

Net equity transactions	(92,285)	(121,881)	(43,271)	(110,946)	(80,041)	(270,641)	(287,929)	43,354

Net change in contract owners’ equity	(96,684)	(84,851)	46,089	(89,411)	23,343	(145,225)	(281,298)	140,464
Contract owners’ equity beginning of period	775,210	860,061	1,580,636	1,670,047	1,796,736	1,941,961	1,111,476	971,012

Contract owners’ equity end of period	$678,526	775,210	1,626,725	1,580,636	1,820,079	1,796,736	830,178	1,111,476

CHANGES IN UNITS:
Beginning units	61,439	71,177	94,935	101,666	112,790	131,148	77,509	74,243
Units purchased	2,099	2,394	7,667	10,433	6,785	6,453	2,169	9,403
Units redeemed	(9,346)	(12,132)	(10,423)	(17,164)	(11,699)	(24,811)	(22,125)	(6,137)

Ending units	54,192	61,439	92,179	94,935	107,876	112,790	57,553	77,509

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	HIBF		GEM		GIG		NVNMO1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$50,895	51,886	7,597	16,965	137	81,490	35,587	55,306
Realized gain (loss) on investments	(17,229)	1,476	(50,967)	22,928	(1,086)	125,017	375,791	685,567
Change in unrealized gain (loss) on investments	(71,904)	(62,629)	(382,944)	(146,397)	(274,637)	(320,845)	(1,802,664)	(2,313,199)
Reinvested capital gains	10,047	-	-	-	147,138	-	1,184,849	2,386,517

Net increase (decrease) in contract owners’ equity resulting from operations	(28,191)	(9,267)	(426,314)	(106,504)	(128,448)	(114,338)	(206,437)	814,191

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	58,025	33,154	85,743	61,152	140,533	106,317	462,996	515,384
Transfers between funds	(267,931)	1,264,298	(27,080)	2,168,065	(54,422)	4,078,017	(140,034)	(517,967)
Surrenders (note 6)	(15,877)	(49,165)	(168,751)	(134,964)	(489,263)	(299,107)	(796,831)	(993,166)
Death Benefits (note 4)	(48,583)	-	(19,431)	(4,745)	(50,758)	(11,667)	(312,596)	(131,765)
Net policy repayments (loans) (note 5)	943	14,022	112,580	6,952	156,361	18,793	166,247	54,080
Deductions for surrender charges (note 2d)	-	-	(7)	(45)	-	-	(42)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,622)	(40,792)	(134,341)	(107,215)	(173,584)	(135,100)	(630,322)	(671,350)
Asset charges (note 3):
MSP contracts	(1,618)	(1,705)	(309)	(237)	(2,575)	(2,001)	(8,379)	(9,353)
SL contracts or LSFP contracts	(349)	(263)	(827)	(656)	(463)	(318)	(8)	(8)
Adjustments to maintain reserves	20	19	(12)	(12)	9	(28)	(10)	(15)

Net equity transactions	(320,992)	1,219,568	(152,435)	1,988,295	(474,162)	3,754,906	(1,258,979)	(1,754,160)

Net change in contract owners’ equity	(349,183)	1,210,301	(578,749)	1,881,791	(602,610)	3,640,568	(1,465,416)	(939,969)
Contract owners’ equity beginning of period	1,320,699	110,398	2,726,162	844,371	4,319,964	679,396	14,654,852	15,594,821

Contract owners’ equity end of period	$971,516	1,320,699	2,147,413	2,726,162	3,717,354	4,319,964	13,189,436	14,654,852

CHANGES IN UNITS:
Beginning units	62,280	5,235	115,025	34,669	279,705	43,387	1,044,467	1,179,010
Units purchased	3,364	66,179	8,439	110,467	15,395	291,837	51,630	61,510
Units redeemed	(18,320)	(9,134)	(15,020)	(30,111)	(45,762)	(55,519)	(141,080)	(196,053)

Ending units	47,324	62,280	108,444	115,025	249,338	279,705	955,017	1,044,467

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNSR1		NVCRA1		NVCRB1		NVCCA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$373	572	6,889	4,993	13,233	7,146	17,000	14,497
Realized gain (loss) on investments	30,138	11,098	7,654	9,664	1,531	8,732	29,030	81,441
Change in unrealized gain (loss) on investments	(47,990)	1,236	(45,447)	(18,487)	(35,316)	(9,417)	(98,563)	(86,404)
Reinvested capital gains	16,723	-	24,740	15,391	14,516	9,645	44,516	20,910

Net increase (decrease) in contract owners’ equity resulting from operations	(756)	12,906	(6,164)	11,561	(6,036)	16,106	(8,017)	30,444

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,295	7,402	12,590	15,863	7,372	9,469	27,664	29,259
Transfers between funds	(23,625)	(4,614)	8,307	(17,972)	354,949	(52,246)	(119,783)	(48,260)
Surrenders (note 6)	(4,191)	(8,431)	(14,114)	(16,862)	(39)	-	(6,261)	-
Death Benefits (note 4)	-	-	(5,399)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(40)	(101)	4,610	3,493	(55)	135	23	174
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,518)	(4,747)	(17,913)	(16,915)	(11,520)	(9,667)	(35,638)	(34,050)
Asset charges (note 3):
MSP contracts	-	-	-	-	(51)	(51)	(58)	(57)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	18	(5)	6	(16)	20	12	(5)

Net equity transactions	(27,088)	(10,473)	(11,924)	(32,387)	350,640	(52,340)	(134,041)	(52,939)

Net change in contract owners’ equity	(27,844)	2,433	(18,088)	(20,826)	344,604	(36,234)	(142,058)	(22,495)
Contract owners’ equity beginning of period	138,728	136,295	324,208	345,034	396,731	432,965	781,124	803,619

Contract owners’ equity end of period	$110,884	138,728	306,120	324,208	741,335	396,731	639,066	781,124

CHANGES IN UNITS:
Beginning units	8,635	9,336	23,914	26,454	29,486	33,453	57,074	61,151
Units purchased	307	229	3,476	2,087	27,859	751	2,567	2,288
Units redeemed	(1,976)	(930)	(4,346)	(4,627)	(1,452)	(4,718)	(12,131)	(6,365)

Ending units	6,966	8,635	23,044	23,914	55,893	29,486	47,510	57,074

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$711	(2,544)	30,429	23,737	17,707	14,035	4,089	6,306
Realized gain (loss) on investments	(1,976)	109,383	20,771	29,053	17,894	14,274	13,529	11,662
Change in unrealized gain (loss) on investments	(243)	(61,775)	(138,724)	(33,330)	(111,061)	(59,147)	(25,106)	(13,099)
Reinvested capital gains	1,404	4,016	69,615	28,706	64,317	58,301	7,644	7,213

Net increase (decrease) in contract owners’ equity resulting from operations	(104)	49,080	(17,909)	48,166	(11,143)	27,463	156	12,082

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,686	3,980	37,297	35,129	34,835	60,097	9,631	16,660
Transfers between funds	(41,794)	(575,905)	110,961	(3,757)	9,272	18,694	(2,690)	25,999
Surrenders (note 6)	(9,520)	(884,995)	(42,137)	(31,450)	(1,694)	(19,766)	-	(26,744)
Death Benefits (note 4)	(25,858)	-	-	-	-	(17,034)	(88,508)	(21,245)
Net policy repayments (loans) (note 5)	193	44,855	20,539	27,241	761	11,897	1,870	4,123
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,235)	(20,073)	(72,701)	(68,739)	(41,104)	(38,153)	(41,988)	(42,296)
Asset charges (note 3):
MSP contracts	(29)	(30)	(1,017)	(1,000)	-	-	(697)	(1,366)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	(4)	(15)	10	10	(12)	6	(14)

Net equity transactions	(77,562)	(1,432,172)	52,927	(42,566)	2,080	15,723	(122,376)	(44,883)

Net change in contract owners’ equity	(77,666)	(1,383,092)	35,018	5,600	(9,063)	43,186	(122,220)	(32,801)
Contract owners’ equity beginning of period	123,320	1,506,412	1,202,982	1,197,382	718,134	674,948	304,493	337,294

Contract owners’ equity end of period	$45,654	123,320	1,238,000	1,202,982	709,071	718,134	182,273	304,493

CHANGES IN UNITS:
Beginning units	9,728	122,213	88,472	91,749	52,799	51,690	22,655	26,062
Units purchased	468	6,735	14,043	10,032	9,260	8,128	1,236	4,010
Units redeemed	(6,546)	(119,220)	(10,172)	(13,309)	(8,922)	(7,019)	(10,053)	(7,417)

Ending units	3,650	9,728	92,343	88,472	53,137	52,799	13,838	22,655

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCBD1		NVLCP1		TRF		GBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$12,013	10,569	1,431	3,653	303,074	281,627	72,424	94,457
Realized gain (loss) on investments	(2,312)	(2,357)	2,994	2,045	976,843	753,946	(54,615)	(77,235)
Change in unrealized gain (loss) on investments	(19,792)	16,278	(5,352)	5,201	(1,047,198)	4,475,821	(51,863)	240,317
Reinvested capital gains	2,380	-	956	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,711)	24,490	29	10,899	232,719	5,511,394	(34,054)	257,539

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,802	16,904	5,551	7,449	2,745,086	2,952,300	265,912	300,587
Transfers between funds	1,066	9,660	1,396	499,175	(109,475)	(90,753)	(59,172)	(171,089)
Surrenders (note 6)	(11,756)	(82,264)	(42,550)	(463,074)	(3,400,665)	(3,338,448)	(507,619)	(292,808)
Death Benefits (note 4)	-	-	(49,392)	-	(589,656)	(450,076)	(333,354)	(199,281)
Net policy repayments (loans) (note 5)	298	(2,073)	18	603	826,048	409,870	438,380	77,614
Deductions for surrender charges (note 2d)	-	-	-	-	(231)	-	(5)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,667)	(13,221)	(7,093)	(7,146)	(3,613,607)	(3,692,223)	(384,577)	(399,396)
Asset charges (note 3):
MSP contracts	(131)	(96)	-	-	(10,791)	(11,205)	(7,312)	(7,949)
SL contracts or LSFP contracts	(13)	(15)	-	-	(6,721)	(6,776)	(1,024)	(1,133)
Adjustments to maintain reserves	(2)	(1)	9	(6)	110	929	3	599

Net equity transactions	(8,403)	(71,106)	(92,061)	37,001	(4,159,902)	(4,226,382)	(588,768)	(692,856)

Net change in contract owners’ equity	(16,114)	(46,616)	(92,032)	47,900	(3,927,183)	1,285,012	(622,822)	(435,317)
Contract owners’ equity beginning of period	523,470	570,086	210,486	162,586	51,525,804	50,240,792	6,328,719	6,764,036

Contract owners’ equity end of period	$507,356	523,470	118,454	210,486	47,598,621	51,525,804	5,705,897	6,328,719

CHANGES IN UNITS:
Beginning units	39,970	45,475	14,705	11,879	877,893	968,562	191,939	215,753
Units purchased	1,910	3,261	554	3,626	68,621	96,765	13,244	14,785
Units redeemed	(2,572)	(8,766)	(6,900)	(800)	(152,046)	(187,434)	(32,946)	(38,599)

Ending units	39,308	39,970	8,359	14,705	794,468	877,893	172,237	191,939

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CAF		GVIX2		GVIDA		NVDBL2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(31,881)	(32,223)	7,185	7,120	17,988	24,123	5,426	5,018
Realized gain (loss) on investments	759,586	729,721	(1,229)	(10,278)	132,688	189,254	2,489	4,025
Change in unrealized gain (loss) on investments	(1,845,217)	726,069	(12,853)	(35,567)	(175,162)	(106,530)	(16,823)	(5,663)
Reinvested capital gains	1,681,069	-	-	-	-	-	7,693	1,326

Net increase (decrease) in contract owners’ equity resulting from operations	563,557	1,423,567	(6,897)	(38,725)	(24,486)	106,847	(1,215)	4,706

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	786,033	826,278	5,287	4,962	91,020	109,312	13,653	8,448
Transfers between funds	26,371	(68,319)	29,564	573,354	20,838	(131,711)	(7,234)	252,606
Surrenders (note 6)	(1,082,657)	(1,023,259)	(10,823)	(130,871)	(517,633)	(208,028)	(1,304)	(13,315)
Death Benefits (note 4)	(195,468)	(76,022)	-	-	(15,150)	(7,156)	-	-
Net policy repayments (loans) (note 5)	205,659	96,876	(12,259)	4,330	327,163	24,942	656	1,645
Deductions for surrender charges (note 2d)	(59)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(966,120)	(971,276)	(12,010)	(10,888)	(84,597)	(91,391)	(6,283)	(5,346)
Asset charges (note 3):
MSP contracts	(3,196)	(3,285)	(1,212)	(879)	(768)	(750)	(2,232)	(737)
SL contracts or LSFP contracts	(2,238)	(2,383)	-	-	-	-	-	-
Adjustments to maintain reserves	125	269	6	(1)	(43)	3,402	3	(8)

Net equity transactions	(1,231,550)	(1,221,121)	(1,447)	440,007	(179,170)	(301,380)	(2,741)	243,293

Net change in contract owners’ equity	(667,993)	202,446	(8,344)	401,282	(203,656)	(194,533)	(3,956)	247,999
Contract owners’ equity beginning of period	14,270,705	14,068,259	401,282	-	2,198,277	2,392,810	355,428	107,429

Contract owners’ equity end of period	$13,602,712	14,270,705	392,938	401,282	1,994,621	2,198,277	351,472	355,428

CHANGES IN UNITS:
Beginning units	455,264	499,743	43,094	-	102,676	116,767	21,450	6,895
Units purchased	35,762	49,094	3,147	48,112	6,637	7,666	892	15,773
Units redeemed	(75,217)	(93,573)	(3,356)	(5,018)	(14,642)	(21,757)	(1,064)	(1,218)

Ending units	415,809	455,264	42,885	43,094	94,671	102,676	21,278	21,450

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVDCA2		GVIDC		GVIDM		GVDMA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$908	1,018	4,630	6,555	39,930	55,811	50,184	62,088
Realized gain (loss) on investments	(2,706)	17,880	435	12,363	396,898	188,851	54,913	12,380
Change in unrealized gain (loss) on investments	(1,914)	(22,008)	(21,745)	(16,915)	(613,924)	(34,444)	(256,094)	154,088
Reinvested capital gains	5,379	1,839	15,741	17,064	159,441	-	94,766	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,667	(1,271)	(939)	19,067	(17,655)	210,218	(56,231)	228,556

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,761	2,144	17,856	10,696	171,045	238,760	182,236	189,123
Transfers between funds	52,113	10,935	-	110,149	(97,917)	(111,049)	81,786	193,087
Surrenders (note 6)	(51,590)	(26,126)	(467,545)	(133,690)	(743,684)	(391,482)	(517,156)	(442,751)
Death Benefits (note 4)	(6,767)	-	-	(39,563)	(97,486)	(14,304)	(91)	-
Net policy repayments (loans) (note 5)	(1,422)	(81)	395,686	55,273	240,151	86,954	209,915	34,087
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(203)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,655)	(12,833)	(39,326)	(44,511)	(406,443)	(420,791)	(236,842)	(239,369)
Asset charges (note 3):
MSP contracts	(39)	(41)	(398)	(536)	(8,679)	(9,130)	(3,939)	(3,559)
SL contracts or LSFP contracts	-	-	(187)	(186)	(1,167)	(1,958)	(1,139)	(1,143)
Adjustments to maintain reserves	3	(7)	4	(15)	(23)	40	(9)	13

Net equity transactions	(12,596)	(26,009)	(93,910)	(42,383)	(944,203)	(622,960)	(285,442)	(270,512)

Net change in contract owners’ equity	(10,929)	(27,280)	(94,849)	(23,316)	(961,858)	(412,742)	(341,673)	(41,956)
Contract owners’ equity beginning of period	107,625	134,905	554,727	578,043	4,362,478	4,775,220	5,313,970	5,355,926

Contract owners’ equity end of period	$96,696	107,625	459,878	554,727	3,400,620	4,362,478	4,972,297	5,313,970

CHANGES IN UNITS:
Beginning units	5,824	7,635	36,129	38,417	224,415	257,540	256,990	270,794
Units purchased	3,882	361	3,689	10,649	15,998	20,296	13,850	24,506
Units redeemed	(4,424)	(2,172)	(9,869)	(12,937)	(63,513)	(53,421)	(27,613)	(38,310)

Ending units	5,282	5,824	29,949	36,129	176,900	224,415	243,227	256,990

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMC		MCIF		SAM		NVMIG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$40,966	44,528	39,116	33,301	(89,560)	(100,704)	7,897	31,418
Realized gain (loss) on investments	15,493	10,905	187,748	293,654	-	-	(33,340)	79,770
Change in unrealized gain (loss) on investments	(263,047)	20,686	(802,059)	(158,369)	-	-	(287,793)	(450,189)
Reinvested capital gains	187,054	67,301	407,893	321,415	-	-	259,733	236,420

Net increase (decrease) in contract owners’ equity resulting from operations	(19,534)	143,420	(167,302)	490,001	(89,560)	(100,704)	(53,503)	(102,581)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	172,430	172,494	111,139	122,516	1,312,636	1,439,474	151,866	126,142
Transfers between funds	(6,568)	63,280	411,715	48,202	2,547	2,302,319	143,196	4,615,056
Surrenders (note 6)	(34,223)	(9,761)	(140,560)	(319,721)	(3,279,330)	(3,281,294)	(211,032)	(219,661)
Death Benefits (note 4)	-	-	(22,367)	(1)	(612,352)	(749,705)	(45,715)	(3,478)
Net policy repayments (loans) (note 5)	(7,396)	6,139	(38,621)	(1,792)	1,402,402	1,608,638	42,692	85,914
Deductions for surrender charges (note 2d)	-	-	(4)	-	(2)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(115,017)	(107,463)	(276,089)	(281,554)	(1,556,678)	(1,736,347)	(203,159)	(145,532)
Asset charges (note 3):
MSP contracts	(1,143)	(1,143)	(3,562)	(3,684)	(13,088)	(12,746)	(1,748)	(1,205)
SL contracts or LSFP contracts	-	-	(813)	(778)	(6,768)	(7,071)	(3)	(1)
Adjustments to maintain reserves	-	382	(18)	417	(289)	(343)	(5)	(5)

Net equity transactions	8,083	123,928	40,820	(436,395)	(2,750,922)	(437,075)	(123,908)	4,457,230

Net change in contract owners’ equity	(11,451)	267,348	(126,482)	53,606	(2,840,482)	(537,779)	(177,411)	4,354,649
Contract owners’ equity beginning of period	3,576,769	3,309,421	6,248,126	6,194,520	18,082,273	18,620,052	4,354,649	-

Contract owners’ equity end of period	$3,565,318	3,576,769	6,121,644	6,248,126	15,241,791	18,082,273	4,177,238	4,354,649

CHANGES IN UNITS:
Beginning units	202,460	194,912	205,415	221,987	1,080,346	1,110,278	446,203	-
Units purchased	11,728	16,495	22,014	8,813	172,207	257,588	40,210	478,873
Units redeemed	(11,367)	(8,947)	(20,931)	(25,385)	(331,474)	(287,520)	(53,986)	(32,670)

Ending units	202,821	202,460	206,498	205,415	921,079	1,080,346	432,427	446,203

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDIVI		NVMLG1		NVMLV1		NVMMG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,799	11,346	(2,382)	268	10,422	9,750	(166,025)	(165,057)
Realized gain (loss) on investments	(2,308)	(33,493)	208,737	273,350	55,042	162,638	1,158,366	1,449,728
Change in unrealized gain (loss) on investments	(36,881)	(32,883)	(331,028)	(277,430)	(306,841)	(231,975)	(5,388,566)	(3,948,147)
Reinvested capital gains	-	-	156,654	169,600	170,378	161,561	4,299,066	3,631,806

Net increase (decrease) in contract owners’ equity resulting from operations	(34,390)	(55,030)	31,981	165,788	(70,999)	101,974	(97,159)	968,330

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	18,783	20,359	54,415	70,114	55,582	56,205	1,031,866	1,111,613
Transfers between funds	119,374	467,794	(105,903)	97,178	2,240	423	238,082	(738,845)
Surrenders (note 6)	(22,012)	(39,998)	(210,453)	(142,773)	(14,932)	(261,888)	(2,021,250)	(1,588,782)
Death Benefits (note 4)	(2,071)	-	(5,289)	(61,650)	-	(14,070)	(203,993)	(207,297)
Net policy repayments (loans) (note 5)	(1,209)	(5,401)	11,949	39,803	4,412	1,330	188,066	311,266
Deductions for surrender charges (note 2d)	-	(116)	-	-	-	-	(236)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,285)	(22,150)	(95,230)	(95,043)	(64,492)	(66,709)	(1,496,636)	(1,488,418)
Asset charges (note 3):
MSP contracts	(112)	(83)	(1,130)	(1,062)	(272)	(389)	(10,569)	(10,067)
SL contracts or LSFP contracts	(205)	(179)	(658)	(759)	(475)	(467)	(514)	(968)
Adjustments to maintain reserves	(1)	(12)	(9)	(15)	(19)	(6)	(43)	(46)

Net equity transactions	81,262	420,214	(352,308)	(94,207)	(17,956)	(285,571)	(2,275,227)	(2,611,544)

Net change in contract owners’ equity	46,872	365,184	(320,327)	71,581	(88,955)	(183,597)	(2,372,386)	(1,643,214)
Contract owners’ equity beginning of period	520,425	155,241	2,154,180	2,082,599	1,335,836	1,519,433	30,094,977	31,738,191

Contract owners’ equity end of period	$567,297	520,425	1,833,853	2,154,180	1,246,881	1,335,836	27,722,591	30,094,977

CHANGES IN UNITS:
Beginning units	28,978	7,825	138,851	147,302	90,319	113,081	1,938,492	2,115,910
Units purchased	8,829	31,064	6,448	14,291	6,989	6,575	123,652	137,217
Units redeemed	(4,353)	(9,911)	(30,464)	(22,742)	(9,846)	(29,337)	(264,517)	(314,635)

Ending units	33,454	28,978	114,835	138,851	87,462	90,319	1,797,627	1,938,492

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMV2		SCGF		SCVF		SCF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$145,924	186,574	(6,848)	(10,087)	14,092	4,385	(23,634)	(61,661)
Realized gain (loss) on investments	670,460	1,264,444	81,446	233,707	448,885	651,048	(72,804)	283,490
Change in unrealized gain (loss) on investments	(4,050,342)	(3,144,162)	(267,373)	(392,557)	(1,351,892)	(816,773)	(1,849,853)	(2,929,182)
Reinvested capital gains	2,475,846	5,229,886	196,919	189,477	546,767	511,701	1,659,488	2,680,312

Net increase (decrease) in contract owners’ equity resulting from operations	(758,112)	3,536,742	4,144	20,540	(342,148)	350,361	(286,803)	(27,041)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	617,500	647,905	62,222	68,719	189,275	187,271	459,018	515,951
Transfers between funds	198,647	58,430	297,086	(529,314)	74,156	(339,391)	(781,827)	(1,132,774)
Surrenders (note 6)	(1,223,044)	(2,228,887)	(93,235)	(111,701)	(357,155)	(469,173)	(979,656)	(1,288,699)
Death Benefits (note 4)	(250,379)	(169,897)	(80,942)	(2,077)	(61,233)	(183,531)	(172,194)	(265,846)
Net policy repayments (loans) (note 5)	196,921	111,622	(19,259)	(4,589)	126,361	164,702	85,563	187,570
Deductions for surrender charges (note 2d)	(111)	-	-	-	-	(95)	(56)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,025,468)	(1,022,973)	(56,001)	(52,350)	(225,639)	(242,588)	(729,558)	(803,808)
Asset charges (note 3):
MSP contracts	(6,049)	(6,014)	(494)	(491)	(2,185)	(2,676)	(7,314)	(8,608)
SL contracts or LSFP contracts	(44)	(41)	(597)	(545)	(4,895)	(4,774)	(3,963)	(4,212)
Adjustments to maintain reserves	(3)	9	(25)	5	(24)	25	(815)	296

Net equity transactions	(1,492,030)	(2,609,846)	108,755	(632,343)	(261,339)	(890,230)	(2,130,802)	(2,800,130)

Net change in contract owners’ equity	(2,250,142)	926,896	112,899	(611,803)	(603,487)	(539,869)	(2,417,605)	(2,827,171)
Contract owners’ equity beginning of period	24,001,681	23,074,785	1,408,111	2,019,914	5,624,222	6,164,091	17,405,208	20,232,379

Contract owners’ equity end of period	$21,751,539	24,001,681	1,521,010	1,408,111	5,020,735	5,624,222	14,987,603	17,405,208

CHANGES IN UNITS:
Beginning units	1,308,008	1,463,947	117,262	176,232	139,264	163,575	295,850	344,129
Units purchased	80,007	94,357	27,866	19,982	12,477	9,144	11,036	15,908
Units redeemed	(161,144)	(250,296)	(19,240)	(78,952)	(19,261)	(33,455)	(47,688)	(64,187)

Ending units	1,226,871	1,308,008	125,888	117,262	132,480	139,264	259,198	295,850

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSBF		NVSTB2		NVOLG1		NVTIV3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$15,555	34,137	6,095	2,577	68,531	115,743	2,545	5,718
Realized gain (loss) on investments	123	31,054	(7,523)	2,927	1,979,169	2,131,201	(865)	2,227
Change in unrealized gain (loss) on investments	(52,530)	(19,001)	(4,578)	(6,401)	(7,496,685)	(3,570,880)	(21,489)	(30,951)
Reinvested capital gains	-	-	-	-	7,805,221	5,480,717	8,492	6,800

Net increase (decrease) in contract owners’ equity resulting from operations	(36,852)	46,190	(6,006)	(897)	2,356,236	4,156,781	(11,317)	(16,206)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	24,584	25,462	24,127	25,508	1,437,430	1,645,624	6,637	7,463
Transfers between funds	(22,909)	(65,618)	(5,011)	(710)	(733,173)	(1,202,388)	21,716	17,744
Surrenders (note 6)	(12,312)	(200,773)	(8,883)	(7,202)	(3,115,663)	(2,696,852)	(6,690)	(6,296)
Death Benefits (note 4)	-	(30,102)	(11,202)	-	(585,458)	(218,683)	-	-
Net policy repayments (loans) (note 5)	(27,834)	(28,439)	(7,024)	(8,494)	160,245	(102,979)	363	271
Deductions for surrender charges (note 2d)	-	-	-	(92)	(110)	(93)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(48,087)	(49,815)	(17,247)	(18,748)	(2,291,070)	(2,322,736)	(7,161)	(7,739)
Asset charges (note 3):
MSP contracts	(689)	(746)	(97)	(126)	(19,407)	(20,383)	-	-
SL contracts or LSFP contracts	(264)	(308)	-	-	(17,890)	(17,050)	-	(6)
Adjustments to maintain reserves	(8)	14	(7)	(1)	980	(26)	22	(20)

Net equity transactions	(87,519)	(350,325)	(25,344)	(9,865)	(5,164,116)	(4,935,566)	14,887	11,417

Net change in contract owners’ equity	(124,371)	(304,135)	(31,350)	(10,762)	(2,807,880)	(778,785)	3,570	(4,789)
Contract owners’ equity beginning of period	1,168,785	1,472,920	573,245	584,007	53,332,403	54,111,188	174,171	178,960

Contract owners’ equity end of period	$1,044,414	1,168,785	541,895	573,245	50,524,523	53,332,403	177,741	174,171

CHANGES IN UNITS:
Beginning units	58,596	76,689	51,526	52,481	2,236,695	2,458,573	11,223	10,518
Units purchased	2,275	3,019	3,117	3,572	99,943	118,726	1,740	11,928
Units redeemed	(6,639)	(21,112)	(5,490)	(4,527)	(311,021)	(340,604)	(966)	(11,223)

Ending units	54,232	58,596	49,153	51,526	2,025,618	2,236,695	11,997	11,223

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	EIF		NVRE1		NVLCAP		NVLMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$7,962	9,890	200,352	242,587	18	115	166	-
Realized gain (loss) on investments	39,711	87,921	(37,780)	548,073	(85)	(19)	(6)	-
Change in unrealized gain (loss) on investments	(102,042)	(40,212)	(2,095,864)	(955,360)	222	(370)	(723)	-
Reinvested capital gains	-	-	1,367,077	2,452,464	61	208	131	-

Net increase (decrease) in contract owners’ equity resulting from operations	(54,369)	57,599	(566,215)	2,287,764	216	(66)	(432)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	25,345	42,720	265,215	645,013	1,215	-	188	-
Transfers between funds	63,999	42,646	(577,031)	1,322,671	-	8,455	10,131	-
Surrenders (note 6)	(16,090)	(9,748)	(495,360)	(773,476)	-	-	-	-
Death Benefits (note 4)	(985)	(1,872)	(233,589)	(101,373)	(6,662)	-	-	-
Net policy repayments (loans) (note 5)	(23,616)	(7,331)	78,944	(29,086)	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	(75)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,100)	(40,002)	(415,384)	(417,091)	(987)	(1,039)	(106)	-
Asset charges (note 3):
MSP contracts	(10)	(10)	(4,058)	(4,148)	-	-	-	-
SL contracts or LSFP contracts	(55)	(92)	(1,048)	(1,143)	-	-	-	-
Adjustments to maintain reserves	18	7	(15)	48	(1)	1	1	-

Net equity transactions	12,506	26,318	(1,382,326)	641,340	(6,435)	7,417	10,214	-

Net change in contract owners’ equity	(41,863)	83,917	(1,948,541)	2,929,104	(6,219)	7,351	9,782	-
Contract owners’ equity beginning of period	837,977	754,060	10,879,790	7,950,686	7,351	-	-	-

Contract owners’ equity end of period	$796,114	837,977	8,931,249	10,879,790	1,132	7,351	9,782	-

CHANGES IN UNITS:
Beginning units	31,499	30,815	716,177	669,846	627	-	-	-
Units purchased	4,385	3,560	34,465	162,469	102	716	887	-
Units redeemed	(3,780)	(2,876)	(126,179)	(116,138)	(629)	(89)	(9)	-

Ending units	32,104	31,499	624,463	716,177	100	627	878	-

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSIX2		GVEX1		NOTG3		ALVGIA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$659	77	30,485	32,582	11	6	2,699	3,285
Realized gain (loss) on investments	(37)	(4,285)	52,407	69,199	6	10	19,258	91,190
Change in unrealized gain (loss) on investments	(15,994)	(2,692)	(87,031)	40,141	(254)	(5)	(16,601)	(68,171)
Reinvested capital gains	9,264	5,007	32,140	-	10	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,108)	(1,893)	28,001	141,922	(227)	11	5,356	26,304

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,883	276	34,699	13,525	-	-	8,097	12,299
Transfers between funds	55,552	60,372	64,972	1,269,291	-	-	19,853	(394,286)
Surrenders (note 6)	-	(46,737)	(7,533)	(154,517)	-	-	(84,883)	(6,074)
Death Benefits (note 4)	-	-	(28,777)	-	-	-	-	-
Net policy repayments (loans) (note 5)	172	1,540	(11)	(26,799)	-	-	(391)	3,745
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,154)	(4,958)	(58,808)	(30,136)	(84)	(87)	(18,520)	(21,685)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	(60)	(116)
SL contracts or LSFP contracts	-	-	-	-	-	-	(43)	(27)
Adjustments to maintain reserves	3	(6)	3	-	-	(2)	4	(22)

Net equity transactions	59,456	10,487	4,545	1,071,364	(84)	(89)	(75,943)	(406,166)

Net change in contract owners’ equity	53,348	8,594	32,546	1,213,286	(311)	(78)	(70,587)	(379,862)
Contract owners’ equity beginning of period	61,540	52,946	2,189,443	976,157	2,342	2,420	384,461	764,323

Contract owners’ equity end of period	$114,888	61,540	2,221,989	2,189,443	2,031	2,342	313,874	384,461

CHANGES IN UNITS:
Beginning units	4,685	4,191	164,565	82,752	215	223	15,204	32,892
Units purchased	4,955	2,262	11,896	90,517	-	-	1,239	1,887
Units redeemed	(398)	(1,768)	(10,504)	(8,704)	(8)	(8)	(4,208)	(19,575)

Ending units	9,242	4,685	165,957	164,565	207	215	12,235	15,204

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ALVSVA		ACVB		ACVCA		ACVIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,332	2,843	63,392	49,930	(14,433)	(14,364)	33,592	37,868
Realized gain (loss) on investments	40,625	62,551	213,764	137,191	164,466	55,927	122,577	350,173
Change in unrealized gain (loss) on investments	(303,393)	(109,774)	(1,061,551)	(110,320)	(241,063)	(274,479)	(513,594)	(90,425)
Reinvested capital gains	190,119	154,679	608,275	454,110	122,410	363,577	209,836	-

Net increase (decrease) in contract owners’ equity resulting from operations	(69,317)	110,299	(176,120)	530,911	31,380	130,661	(147,589)	297,616

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,841	38,126	126,391	140,885	11,675	(9,044)	42,810	48,078
Transfers between funds	(52,760)	199,793	(703,472)	1,084,428	27,484	33,734	(150,826)	(60,634)
Surrenders (note 6)	(86,038)	(156,667)	(193,931)	(375,939)	(156,147)	(71,076)	(154,954)	(213,932)
Death Benefits (note 4)	-	(16)	(12,037)	(57,048)	(206,191)	511	(106,649)	(6,551)
Net policy repayments (loans) (note 5)	(15,932)	32,717	64,834	21,700	126,988	8,112	(94,553)	94,994
Deductions for surrender charges (note 2d)	-	-	(44)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,899)	(59,653)	(225,007)	(221,673)	(44,933)	(33,603)	(108,908)	(103,710)
Asset charges (note 3):
MSP contracts	(418)	(436)	(1,974)	(2,341)	-	1,608	(2,154)	(2,595)
SL contracts or LSFP contracts	(243)	(255)	(574)	(524)	(1,560)	(1,350)	(347)	(510)
Adjustments to maintain reserves	12	23	(31)	373	246	(2,149)	(25)	414

Net equity transactions	(175,437)	53,632	(945,845)	589,861	(242,438)	(73,257)	(575,606)	(244,446)

Net change in contract owners’ equity	(244,754)	163,931	(1,121,965)	1,120,772	(211,058)	57,404	(723,195)	53,170
Contract owners’ equity beginning of period	1,304,186	1,140,255	6,313,545	5,192,773	1,852,786	1,795,382	2,665,348	2,612,178

Contract owners’ equity end of period	$1,059,432	1,304,186	5,191,580	6,313,545	1,641,728	1,852,786	1,942,153	2,665,348

CHANGES IN UNITS:
Beginning units	35,245	33,478	202,718	173,234	98,440	100,920	128,055	139,633
Units purchased	1,529	7,086	24,369	52,197	2,392	5,156	3,780	6,050
Units redeemed	(6,375)	(5,319)	(41,348)	(22,713)	(17,390)	(7,636)	(31,750)	(17,628)

Ending units	30,399	35,245	185,739	202,718	83,442	98,440	100,085	128,055

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVIP2		ACVI		ACVMV1		ACVU1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$18,093	10,917	(558)	6,012	25,873	12,770	(407)	(859)
Realized gain (loss) on investments	(27,835)	(27,305)	74,994	9,612	124,885	191,508	(11,020)	1,347
Change in unrealized gain (loss) on investments	(23,725)	25,152	(83,807)	(47,894)	(293,336)	(40,348)	(3,481)	(1,674)
Reinvested capital gains	-	32,823	-	-	104,500	109,437	20,475	-

Net increase (decrease) in contract owners’ equity resulting from operations	(33,467)	41,587	(9,371)	(32,270)	(38,078)	273,367	5,567	(1,186)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	55,862	43,674	2,656	1	41,604	43,956	-	(529)
Transfers between funds	(15,461)	(51,205)	176,060	(19,712)	108,296	126,073	(60,099)	40,461
Surrenders (note 6)	(46,158)	(197,748)	(72,406)	(46,908)	(133,552)	(85,074)	-	(808)
Death Benefits (note 4)	(12,538)	(272)	(46,852)	(20,825)	(12,414)	(837)	-	-
Net policy repayments (loans) (note 5)	18,995	27,448	(1,171)	(1,726)	(9,244)	(42,888)	7,091	(142)
Deductions for surrender charges (note 2d)	-	(89)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,931)	(65,959)	(14,868)	(15,304)	(70,124)	(63,104)	(2,439)	(1,402)
Asset charges (note 3):
MSP contracts	(2,349)	(2,446)	-	-	(684)	(656)	-	-
SL contracts or LSFP contracts	(100)	(63)	(1,077)	(893)	(12)	(55)	(104)	(14)
Adjustments to maintain reserves	(7)	(8)	129	(923)	14	18	4	52

Net equity transactions	(68,687)	(246,668)	42,471	(106,290)	(76,116)	(22,567)	(55,547)	37,618

Net change in contract owners’ equity	(102,154)	(205,081)	33,100	(138,560)	(114,194)	250,800	(49,980)	36,432
Contract owners’ equity beginning of period	1,171,233	1,376,314	498,337	636,897	2,179,777	1,928,977	222,110	185,678

Contract owners’ equity end of period	$1,069,079	1,171,233	531,437	498,337	2,065,583	2,179,777	172,130	222,110

CHANGES IN UNITS:
Beginning units	76,999	93,282	31,161	36,115	83,768	85,896	11,928	10,891
Units purchased	9,453	5,463	13,284	99	6,980	6,734	1,924	1,667
Units redeemed	(14,204)	(21,746)	(18,170)	(5,053)	(9,772)	(8,862)	(5,279)	(630)

Ending units	72,248	76,999	26,275	31,161	80,976	83,768	8,573	11,928

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DVSCS		DCAP		DSC		DGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,772	1,830	54,864	65,531	(2,143)	(1,939)	5,650	4,356
Realized gain (loss) on investments	147,110	342,303	129,939	231,444	13,053	80,400	29,660	116,439
Change in unrealized gain (loss) on investments	(358,038)	(393,520)	(533,137)	(84,015)	(23,659)	(89,160)	(157,860)	15,466
Reinvested capital gains	139,707	127,835	218,154	128,531	6,502	-	140,400	-

Net increase (decrease) in contract owners’ equity resulting from operations	(66,449)	78,448	(130,180)	341,491	(6,247)	(10,699)	17,850	136,261

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,675	53,577	137,931	147,379	15,603	13,087	50,778	56,743
Transfers between funds	170,628	(313,115)	(120,419)	(41,310)	169,006	(280,728)	(19,061)	21,379
Surrenders (note 6)	(217,205)	(60,355)	(211,449)	(361,262)	(12,571)	(14,660)	(66,854)	(121,425)
Death Benefits (note 4)	(8,760)	(19,312)	(155,546)	-	(4,580)	-	-	(31,642)
Net policy repayments (loans) (note 5)	51,385	(72,058)	64,303	(21,839)	(1,321)	9,513	21,057	15,177
Deductions for surrender charges (note 2d)	-	(29)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(79,849)	(95,724)	(200,179)	(213,488)	(22,747)	(23,566)	(90,944)	(92,120)
Asset charges (note 3):
MSP contracts	(1,508)	(1,600)	(1,597)	(1,653)	(165)	(115)	(845)	(799)
SL contracts or LSFP contracts	(836)	(820)	(1,952)	(2,053)	(32)	(50)	(755)	(710)
Adjustments to maintain reserves	(11)	42	(6)	(4)	(5)	23	(27)	32

Net equity transactions	(54,481)	(509,394)	(488,914)	(494,230)	143,188	(296,496)	(106,651)	(153,365)

Net change in contract owners’ equity	(120,930)	(430,946)	(619,094)	(152,739)	136,941	(307,195)	(88,801)	(17,104)
Contract owners’ equity beginning of period	2,154,442	2,585,388	4,872,602	5,025,341	301,521	608,716	1,571,310	1,588,414

Contract owners’ equity end of period	$2,033,512	2,154,442	4,253,508	4,872,602	438,462	301,521	1,482,509	1,571,310

CHANGES IN UNITS:
Beginning units	78,084	98,177	191,958	212,115	14,105	28,819	63,073	70,468
Units purchased	11,065	4,461	9,112	11,285	9,255	923	3,285	5,327
Units redeemed	(13,215)	(24,554)	(27,941)	(31,442)	(2,281)	(15,637)	(7,536)	(12,722)

Ending units	75,934	78,084	173,129	191,958	21,079	14,105	58,822	63,073

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVCA2P		FQB		FEIP		FHIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,227	2,360	39,368	48,758	1,026,465	959,835	591,689	378,321
Realized gain (loss) on investments	(763)	(1,665)	(1,960)	3,439	(402,953)	135,092	(500)	532,867
Change in unrealized gain (loss) on investments	(12,187)	(32,976)	(47,104)	(2,921)	(6,189,751)	1,732,780	(1,122,374)	(838,853)
Reinvested capital gains	221	30,607	-	-	3,810,025	594,601	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,502)	(1,674)	(9,696)	49,276	(1,756,214)	3,422,308	(531,185)	72,335

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,792	4,537	30,237	30,280	1,438,805	1,519,924	299,021	20,775
Transfers between funds	(1,710)	(12)	(3,104)	(112,875)	(206,502)	(749,562)	3,006,712	(526,138)
Surrenders (note 6)	-	-	(24,382)	(185,277)	(2,202,646)	(3,281,240)	(520,832)	(401,261)
Death Benefits (note 4)	-	-	(9,695)	(28,172)	(1,219,798)	(593,834)	(121,438)	(65,169)
Net policy repayments (loans) (note 5)	(79)	460	(11,483)	11,282	325,513	472,128	40,394	(112,888)
Deductions for surrender charges (note 2d)	-	-	-	-	(113)	(188)	(43)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,185)	(3,547)	(64,948)	(69,703)	(2,155,230)	(2,284,845)	(492,558)	(318,604)
Asset charges (note 3):
MSP contracts	-	-	(1,031)	(1,037)	(18,778)	(22,125)	(6,289)	(6,215)
SL contracts or LSFP contracts	(237)	(247)	(238)	(245)	(4,988)	(5,692)	(3,263)	(3,492)
Adjustments to maintain reserves	(4)	19	(31)	17	(1,111)	3,186	(166)	112

Net equity transactions	(423)	1,210	(84,675)	(355,730)	(4,044,848)	(4,942,248)	2,201,538	(1,412,880)

Net change in contract owners’ equity	(10,925)	(464)	(94,371)	(306,454)	(5,801,062)	(1,519,940)	1,670,353	(1,340,545)
Contract owners’ equity beginning of period	161,462	161,926	1,268,099	1,574,553	42,709,270	44,229,210	7,050,000	8,390,545

Contract owners’ equity end of period	$150,537	161,462	1,173,728	1,268,099	36,908,208	42,709,270	8,720,353	7,050,000

CHANGES IN UNITS:
Beginning units	9,061	8,972	73,842	94,617	676,970	767,539	206,871	257,480
Units purchased	348	315	4,900	2,674	30,449	35,585	198,882	4,256
Units redeemed	(367)	(226)	(9,913)	(23,449)	(111,705)	(126,154)	(170,403)	(54,865)

Ending units	9,042	9,061	68,829	73,842	595,714	676,970	235,350	206,871

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FAMP		FNRS2		FF10S		FF20S
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$115,379	113,107	9,246	2,963	4,673	4,988	15,351	13,155
Realized gain (loss) on investments	162,856	230,351	(45,729)	306,374	21,022	12,729	29,487	42,419
Change in unrealized gain (loss) on investments	(1,155,866)	(280,760)	(477,629)	(753,406)	(31,340)	(7,472)	(62,073)	(32,098)
Reinvested capital gains	850,345	598,481	68,358	31,221	1,127	6,464	5,325	20,328

Net increase (decrease) in contract owners’ equity resulting from operations	(27,286)	661,179	(445,754)	(412,848)	(4,518)	16,709	(11,910)	43,804

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	432,668	468,210	112,027	120,817	13,038	12,586	24,615	25,260
Transfers between funds	333,568	155,266	(13,685)	277,026	(39,527)	36,600	31,156	97,061
Surrenders (note 6)	(1,096,350)	(792,434)	(225,083)	(180,543)	(38,548)	(4,727)	(12,974)	(78,781)
Death Benefits (note 4)	(548,190)	(98,867)	(8,814)	(25,249)	(18,675)	(22,738)	-	-
Net policy repayments (loans) (note 5)	377,736	92,418	79,645	9,537	42,014	26,512	2,259	3,662
Deductions for surrender charges (note 2d)	(83)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(631,677)	(669,653)	(137,996)	(180,258)	(17,509)	(18,131)	(46,575)	(44,497)
Asset charges (note 3):
MSP contracts	(3,648)	(3,809)	(928)	(1,222)	(463)	(550)	(635)	(623)
SL contracts or LSFP contracts	(1,880)	(1,660)	(325)	(629)	-	-	-	-
Adjustments to maintain reserves	(26)	1,757	(14)	(41)	(22)	(2)	(9)	12

Net equity transactions	(1,137,882)	(848,772)	(195,173)	19,438	(59,692)	29,550	(2,163)	2,094

Net change in contract owners’ equity	(1,165,168)	(187,593)	(640,927)	(393,410)	(64,210)	46,259	(14,073)	45,898
Contract owners’ equity beginning of period	12,509,516	12,697,109	2,292,207	2,685,617	449,715	403,456	1,214,914	1,169,016

Contract owners’ equity end of period	$11,344,348	12,509,516	1,651,280	2,292,207	385,505	449,715	1,200,841	1,214,914

CHANGES IN UNITS:
Beginning units	333,655	354,922	121,575	123,779	26,431	24,584	69,148	69,351
Units purchased	19,793	28,385	16,834	17,448	3,498	5,311	4,538	8,648
Units redeemed	(49,507)	(49,652)	(27,211)	(19,652)	(7,012)	(3,464)	(4,683)	(8,851)

Ending units	303,941	333,655	111,198	121,575	22,917	26,431	69,003	69,148

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF30S		FGP		FIGBS		FMCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$12,232	10,634	(185,080)	(233,365)	43,599	35,749	(9,907)	(28,762)
Realized gain (loss) on investments	38,621	76,822	2,319,505	1,265,443	(4,711)	(39,110)	557,369	476,868
Change in unrealized gain (loss) on investments	(67,399)	(64,132)	(73,178)	5,222,802	(64,876)	143,429	(1,660,050)	(170,327)
Reinvested capital gains	6,132	23,984	1,921,974	-	1,695	1,105	998,497	197,053

Net increase (decrease) in contract owners’ equity resulting from operations	(10,414)	47,308	3,983,221	6,254,880	(24,293)	141,173	(114,091)	474,832

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	48,810	62,000	2,347,353	2,472,664	66,877	78,810	213,544	240,116
Transfers between funds	(8,627)	14,475	(268,945)	237,812	(15,084)	(1,208,081)	(441,243)	126,579
Surrenders (note 6)	(68,759)	(59,883)	(3,504,662)	(4,424,565)	(53,661)	(226,018)	(910,113)	(456,001)
Death Benefits (note 4)	-	(3,056)	(1,594,121)	(497,720)	(6,501)	(4,993)	(59,807)	(10,747)
Net policy repayments (loans) (note 5)	8,422	(31,566)	577,027	570,099	11,143	75,387	(46,133)	(4,573)
Deductions for surrender charges (note 2d)	-	(9)	(360)	(179)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(64,537)	(61,276)	(3,180,837)	(3,228,943)	(104,563)	(119,922)	(329,522)	(334,966)
Asset charges (note 3):
MSP contracts	(73)	(71)	(16,640)	(15,854)	(1,808)	(1,831)	(1,475)	(1,552)
SL contracts or LSFP contracts	-	-	(12,231)	(11,724)	(399)	(404)	(923)	(951)
Adjustments to maintain reserves	(12)	9	1,224	2,855	1	12	39	(19)

Net equity transactions	(84,776)	(79,377)	(5,652,192)	(4,895,555)	(103,995)	(1,407,040)	(1,575,633)	(442,114)

Net change in contract owners’ equity	(95,190)	(32,069)	(1,668,971)	1,359,325	(128,288)	(1,265,867)	(1,689,724)	32,718
Contract owners’ equity beginning of period	1,209,777	1,241,846	62,138,806	60,779,481	2,195,991	3,461,858	8,573,644	8,540,926

Contract owners’ equity end of period	$1,114,587	1,209,777	60,469,835	62,138,806	2,067,703	2,195,991	6,883,920	8,573,644

CHANGES IN UNITS:
Beginning units	66,272	71,020	1,018,407	1,096,597	138,270	230,006	208,483	219,649
Units purchased	3,856	7,259	48,913	68,758	10,497	10,768	8,013	16,637
Units redeemed	(8,507)	(12,007)	(153,952)	(146,948)	(16,983)	(102,504)	(45,721)	(27,803)

Ending units	61,621	66,272	913,368	1,018,407	131,784	138,270	170,775	208,483

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FOP		FOS		FVSS		FTVIS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$43,173	44,301	37,855	-	4,228	3,275	72,211	98,510
Realized gain (loss) on investments	(102,963)	147,817	(6,898)	-	139,072	153,128	18,579	60,798
Change in unrealized gain (loss) on investments	223,466	(751,010)	(257,661)	-	(171,491)	(74,669)	(228,005)	(79,477)
Reinvested capital gains	5,435	1,683	4,086	-	776	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	169,111	(557,209)	(222,618)	-	(27,415)	81,734	(137,215)	79,831

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,284	(3,014)	241,659	-	20,227	30,990	70,920	164,438
Transfers between funds	421,057	23,988	4,245,803	-	(145,229)	(128,512)	77,198	157,831
Surrenders (note 6)	(439,936)	(532,421)	(182,352)	-	(27,040)	(57,134)	(93,975)	(264,462)
Death Benefits (note 4)	(263,819)	(118,684)	(8,138)	-	(15,175)	(38,221)	-	(79,334)
Net policy repayments (loans) (note 5)	(20,803)	(9,249)	(7,202)	-	8,126	11,218	(6,197)	40,368
Deductions for surrender charges (note 2d)	(11)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(186,820)	(203,032)	(172,136)	-	(54,918)	(54,910)	(96,619)	(100,131)
Asset charges (note 3):
MSP contracts	(2,118)	(3,151)	(400)	-	(913)	(893)	(1,580)	(1,740)
SL contracts or LSFP contracts	(2,081)	(1,326)	-	-	(401)	(467)	-	-
Adjustments to maintain reserves	72	505	(21)	-	(22)	33	(8)	5

Net equity transactions	(493,175)	(846,384)	4,117,213	-	(215,345)	(237,896)	(50,261)	(83,025)

Net change in contract owners’ equity	(324,064)	(1,403,593)	3,894,595	-	(242,760)	(156,162)	(187,476)	(3,194)
Contract owners’ equity beginning of period	5,559,225	6,962,818	-	-	1,042,411	1,198,573	1,837,767	1,840,961

Contract owners’ equity end of period	$5,235,161	5,559,225	3,894,595	-	799,651	1,042,411	1,650,291	1,837,767

CHANGES IN UNITS:
Beginning units	200,573	225,192	-	-	41,702	51,121	111,453	116,247
Units purchased	133,370	9,827	456,497	-	3,237	2,502	12,455	17,178
Units redeemed	(155,288)	(34,446)	(43,127)	-	(11,840)	(11,921)	(15,713)	(21,972)

Ending units	178,655	200,573	413,370	-	33,099	41,702	108,195	111,453

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVRDI		FTVSVI		FTVDM2		TIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$53,757	52,928	11,269	10,760	12,743	11,713	3,726	2,685
Realized gain (loss) on investments	229,332	505,565	271,313	463,181	(26,037)	39	(4,968)	(3,972)
Change in unrealized gain (loss) on investments	(922,805)	(236,287)	(883,329)	(722,622)	(273,272)	(67,407)	(9,997)	(18,154)
Reinvested capital gains	464,223	94,215	388,063	236,556	107,463	-	4,071	-

Net increase (decrease) in contract owners’ equity resulting from operations	(175,493)	416,421	(212,684)	(12,125)	(179,103)	(55,655)	(7,168)	(19,441)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	125,962	141,732	59,790	84,594	31,401	21,670	-	-
Transfers between funds	43,181	412,138	(532,250)	(437,925)	17,522	989,843	(2,493)	-
Surrenders (note 6)	(329,669)	(803,283)	(124,855)	(416,480)	(41,279)	(96,463)	(19,896)	(24,100)
Death Benefits (note 4)	(5,827)	-	(14,833)	-	(5,854)	-	-	-
Net policy repayments (loans) (note 5)	48,238	(1,675)	(47,781)	(56,193)	23,491	70,342	(17,265)	(4,902)
Deductions for surrender charges (note 2d)	-	-	-	(159)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(143,226)	(150,533)	(88,083)	(103,398)	(39,842)	(30,829)	(2,949)	(4,068)
Asset charges (note 3):
MSP contracts	(971)	(988)	(923)	(987)	(174)	(161)	(37)	(41)
SL contracts or LSFP contracts	(976)	(989)	(253)	(398)	(137)	(117)	-	-
Adjustments to maintain reserves	(1)	(10)	(53)	(13)	(4)	(4)	4	(5)

Net equity transactions	(263,289)	(403,608)	(749,241)	(930,959)	(14,876)	954,281	(42,636)	(33,116)

Net change in contract owners’ equity	(438,782)	12,813	(961,925)	(943,084)	(193,979)	898,626	(49,804)	(52,557)
Contract owners’ equity beginning of period	4,695,586	4,682,773	3,237,630	4,180,714	898,626	-	151,324	203,881

Contract owners’ equity end of period	$4,256,804	4,695,586	2,275,705	3,237,630	704,647	898,626	101,520	151,324

CHANGES IN UNITS:
Beginning units	173,632	188,022	93,738	121,642	95,621	-	6,282	7,507
Units purchased	9,878	8,938	2,929	4,253	9,274	103,589	15	41
Units redeemed	(19,697)	(23,328)	(25,288)	(32,157)	(11,180)	(7,968)	(1,785)	(1,266)

Ending units	163,813	173,632	71,379	93,738	93,715	95,621	4,512	6,282

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TIF2		FTVGI2		FTVFA2		AMTB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$32,885	23,869	164,544	114,927	6,643	4,537	24,259	30,891
Realized gain (loss) on investments	(55,100)	(15,415)	(27,102)	(10,377)	(1,017)	(2,771)	(20,251)	(32,374)
Change in unrealized gain (loss) on investments	(95,533)	(214,004)	(256,761)	(93,180)	(24,894)	345	(12,385)	2,647
Reinvested capital gains	39,464	-	11,359	-	431	162	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(78,284)	(205,550)	(107,960)	11,370	(18,837)	2,273	(8,377)	1,164

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	38,602	25,022	91,248	56,607	5,066	6,149	63,475	68,876
Transfers between funds	(111,810)	1,613,430	(79,782)	2,487,348	79,370	81,885	(87,264)	32,295
Surrenders (note 6)	(101,815)	(103,552)	(39,125)	(88,664)	(4,361)	(9,141)	(118,093)	(93,749)
Death Benefits (note 4)	-	-	(23,457)	-	(2,189)	(13,480)	(65,006)	(21,130)
Net policy repayments (loans) (note 5)	7,937	(1,304)	7,066	(45,738)	41	325	43,305	20,797
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,683)	(28,846)	(102,040)	(68,893)	(19,705)	(13,705)	(89,097)	(97,041)
Asset charges (note 3):
MSP contracts	(200)	(148)	(1,455)	(1,081)	(232)	(345)	(3,830)	(4,209)
SL contracts or LSFP contracts	(190)	(136)	(332)	(159)	-	-	(734)	(654)
Adjustments to maintain reserves	(10)	(3)	(7)	2	(11)	-	(13)	7

Net equity transactions	(203,169)	1,504,463	(147,884)	2,339,422	57,979	51,688	(257,257)	(94,808)

Net change in contract owners’ equity	(281,453)	1,298,913	(255,844)	2,350,792	39,142	53,961	(265,634)	(93,644)
Contract owners’ equity beginning of period	1,298,913	-	2,350,792	-	210,388	156,427	2,776,317	2,869,961

Contract owners’ equity end of period	$1,017,460	1,298,913	2,094,948	2,350,792	249,530	210,388	2,510,683	2,776,317

CHANGES IN UNITS:
Beginning units	149,193	-	233,805	-	15,708	11,864	151,479	161,759
Units purchased	8,445	157,657	11,141	253,660	7,513	8,968	10,195	13,743
Units redeemed	(32,059)	(8,464)	(26,207)	(19,855)	(3,252)	(5,124)	(22,957)	(24,023)

Ending units	125,579	149,193	218,739	233,805	19,969	15,708	138,717	151,479

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMGP		AMINS		AMCG		AMMCGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$417	(43)	203	69	(1,426)	-	(167)	-
Realized gain (loss) on investments	2,064	13,864	196	41	(2,998)	-	(2,867)	74
Change in unrealized gain (loss) on investments	(50,299)	(27,145)	(289)	(766)	(74,940)	-	(5,763)	(6,335)
Reinvested capital gains	38,715	25,161	59	-	-	-	222	7,512

Net increase (decrease) in contract owners’ equity resulting from operations	(9,103)	11,837	169	(656)	(79,364)	-	(8,575)	1,251

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(73)	2,421	965	1,020	-	582	226
Transfers between funds	(1,939)	(47,489)	-	-	1,926,103	-	193,634	-
Surrenders (note 6)	(5,393)	-	-	-	(15,507)	-	(541)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	277	217	-	-	(88,052)	-	257	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,408)	(5,336)	(1,435)	(222)	(8,794)	-	(1,936)	(374)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(308)	(312)	(77)	(66)	(461)	-	(15)	(56)
Adjustments to maintain reserves	(7)	(8)	(4)	(7)	6	-	2	(24)

Net equity transactions	(12,778)	(53,001)	905	670	1,814,315	-	191,983	(228)

Net change in contract owners’ equity	(21,881)	(41,164)	1,074	14	1,734,951	-	183,408	1,023
Contract owners’ equity beginning of period	168,168	209,332	19,555	19,541	-	-	18,324	17,301

Contract owners’ equity end of period	$146,287	168,168	20,629	19,555	1,734,951	-	201,732	18,324

CHANGES IN UNITS:
Beginning units	7,518	10,511	1,255	1,213	-	-	530	537
Units purchased	46	43	143	60	193,678	-	6,282	7
Units redeemed	(698)	(3,036)	(94)	(18)	(12,865)	-	(624)	(14)

Ending units	6,866	7,518	1,304	1,255	180,813	-	6,188	530

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTP		AMRS		AMSRS		OVMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$18,120	18,100	93	182	355	(1,034)	97,864	90,621
Realized gain (loss) on investments	138,686	169,765	652	375	49,649	46,820	(75,338)	(67,395)
Change in unrealized gain (loss) on investments	(746,960)	100,096	(3,245)	2,166	(120,344)	26,509	(1,770)	421,874
Reinvested capital gains	232,469	-	504	666	64,025	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(357,685)	287,961	(1,996)	3,389	(6,315)	72,295	20,756	445,100

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	78,570	59,008	-	-	8,094	23,096	254,023	263,771
Transfers between funds	32,635	(185,201)	-	-	(34,136)	(21,929)	(205,400)	(28,922)
Surrenders (note 6)	(354,883)	(89,727)	-	-	(30,022)	(30,666)	(344,001)	(365,960)
Death Benefits (note 4)	-	(440)	-	-	(10,084)	-	(22,106)	(172,531)
Net policy repayments (loans) (note 5)	121,955	2,762	-	-	(7,147)	(18,954)	102,071	240,361
Deductions for surrender charges (note 2d)	-	(158)	-	-	-	-	(12)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,099)	(51,734)	(3,468)	(3,111)	(27,397)	(30,193)	(340,425)	(341,260)
Asset charges (note 3):
MSP contracts	-	-	-	-	(144)	(149)	(3,691)	(3,837)
SL contracts or LSFP contracts	(11,179)	(11,427)	(77)	(80)	(59)	(66)	(497)	(473)
Adjustments to maintain reserves	(313)	235	10	(15)	14	4	48	815

Net equity transactions	(182,314)	(276,682)	(3,535)	(3,206)	(100,881)	(78,857)	(559,990)	(408,036)

Net change in contract owners’ equity	(539,999)	11,279	(5,531)	183	(107,196)	(6,562)	(539,234)	37,064
Contract owners’ equity beginning of period	3,108,814	3,097,535	27,054	26,871	791,284	797,846	6,081,490	6,044,426

Contract owners’ equity end of period	$2,568,815	3,108,814	21,523	27,054	684,088	791,284	5,542,256	6,081,490

CHANGES IN UNITS:
Beginning units	96,614	105,356	1,220	1,376	28,648	31,752	183,102	197,883
Units purchased	4,323	2,609	-	-	414	2,020	11,243	13,074
Units redeemed	(11,054)	(11,351)	(159)	(156)	(4,029)	(5,124)	(35,740)	(27,855)

Ending units	89,883	96,614	1,061	1,220	25,033	28,648	158,605	183,102

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVB		OVGS		OVIG		OVGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$126,741	171,923	182,046	151,141	205	-	6,675	5,224
Realized gain (loss) on investments	(75,210)	(631,289)	429,431	712,615	(3,909)	-	89,456	169,193
Change in unrealized gain (loss) on investments	(34,416)	741,020	(1,359,622)	(1,488,890)	(947)	-	(258,515)	(68,824)
Reinvested capital gains	-	-	1,507,432	1,046,481	1,918	-	202,345	26,193

Net increase (decrease) in contract owners’ equity resulting from operations	17,115	281,654	759,287	421,347	(2,733)	-	39,961	131,786

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	201,126	191,913	579,402	399,178	863	-	25,332	33,144
Transfers between funds	(26,848)	879,940	233,870	8,743,161	32,142	-	5,826	72,968
Surrenders (note 6)	(149,048)	(2,441,550)	(1,189,006)	(1,048,798)	-	-	(107,514)	20,127
Death Benefits (note 4)	(44,851)	(25,555)	(184,933)	(159,870)	-	-	(40,096)	(57)
Net policy repayments (loans) (note 5)	84,111	50,605	251,094	19,017	(419)	-	(70,693)	(7,506)
Deductions for surrender charges (note 2d)	(1)	-	(19)	(76)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(240,925)	(255,502)	(911,681)	(766,478)	(924)	-	(44,523)	(46,935)
Asset charges (note 3):
MSP contracts	(3,943)	(3,916)	(9,602)	(9,703)	-	-	(2,641)	(2,605)
SL contracts or LSFP contracts	(588)	(584)	(3,549)	(3,087)	-	-	(284)	(304)
Adjustments to maintain reserves	52	628	961	626	(4)	-	15	(10)

Net equity transactions	(180,915)	(1,604,021)	(1,233,463)	7,173,970	31,658	-	(234,578)	68,822

Net change in contract owners’ equity	(163,800)	(1,322,367)	(474,176)	7,595,317	28,925	-	(194,617)	200,608
Contract owners’ equity beginning of period	3,674,120	4,996,487	22,516,195	14,920,878	-	-	1,463,161	1,262,553

Contract owners’ equity end of period	$3,510,320	3,674,120	22,042,019	22,516,195	28,925	-	1,268,544	1,463,161

CHANGES IN UNITS:
Beginning units	168,555	235,134	377,992	269,140	-	-	85,851	81,288
Units purchased	12,549	12,833	22,974	353,602	3,279	-	5,004	14,290
Units redeemed	(20,394)	(79,412)	(40,201)	(244,750)	(179)	-	(19,009)	(9,727)

Ending units	160,710	168,555	360,765	377,992	3,100	-	71,846	85,851

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSC		OVAG		OVSB		PMVAAA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,954	4,988	(7,266)	(6,962)	11,966	7,519	6,598	18,206
Realized gain (loss) on investments	46,720	185,507	81,600	119,663	(4,364)	(1,431)	(3,708)	(19,531)
Change in unrealized gain (loss) on investments	(323,287)	(244,830)	(116,841)	(78,544)	(13,731)	(2,005)	(26,297)	4,856
Reinvested capital gains	191,189	182,782	101,136	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(80,424)	128,447	58,629	34,157	(6,129)	4,083	(23,407)	3,531

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	37,522	32,525	42,732	46,701	22,510	18,421	9,488	11,408
Transfers between funds	476,114	(217,804)	115,506	35,179	2,218	51,405	19,473	(276,368)
Surrenders (note 6)	(101,283)	(84,757)	(56,776)	(66,523)	(5,275)	(24,542)	-	(12,379)
Death Benefits (note 4)	(9,538)	(5,945)	(1,136)	(14,009)	(14,856)	(137)	-	-
Net policy repayments (loans) (note 5)	(30,702)	6,549	11,181	13,321	2,185	7,559	5,546	4,586
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(60,276)	(51,670)	(62,274)	(86,158)	(12,407)	(11,635)	(13,568)	(16,116)
Asset charges (note 3):
MSP contracts	(794)	(763)	(142)	(214)	(222)	(227)	-	-
SL contracts or LSFP contracts	(107)	(127)	(191)	(172)	(42)	(71)	-	-
Adjustments to maintain reserves	33	(26)	3	(17)	(2)	(5)	3	1

Net equity transactions	310,969	(322,018)	48,903	(71,892)	(5,891)	40,768	20,942	(288,868)

Net change in contract owners’ equity	230,545	(193,571)	107,532	(37,735)	(12,020)	44,851	(2,465)	(285,337)
Contract owners’ equity beginning of period	1,334,075	1,527,646	1,062,172	1,099,907	224,373	179,522	212,881	498,218

Contract owners’ equity end of period	$1,564,620	1,334,075	1,169,704	1,062,172	212,353	224,373	210,416	212,881

CHANGES IN UNITS:
Beginning units	35,640	45,529	114,268	123,702	21,672	17,746	19,994	46,752
Units purchased	15,732	3,546	15,237	13,779	4,610	8,400	3,532	1,674
Units redeemed	(6,786)	(13,435)	(10,906)	(23,213)	(5,175)	(4,474)	(1,702)	(28,432)

Ending units	44,586	35,640	118,599	114,268	21,107	21,672	21,824	19,994

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVRSA		PMVFBA		PMVLDA		PMVTRA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$439	(113)	3,185	5,577	48,109	13,275	44,419	18,982
Realized gain (loss) on investments	(1,309)	(16,970)	(8,718)	(36,973)	1,137	6,035	364	(31,016)
Change in unrealized gain (loss) on investments	(1,452)	(1,120)	(20,022)	26,940	(50,075)	(9,269)	(57,648)	55,857
Reinvested capital gains	-	-	802	1,004	-	-	10,634	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,322)	(18,203)	(24,753)	(3,452)	(829)	10,041	(2,231)	43,823

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	321	120	13,453	12,425	37,203	38,732	26,361	30,373
Transfers between funds	5,393	43,665	(4,286)	(155,892)	(26,513)	(224,608)	62,383	(157,814)
Surrenders (note 6)	-	-	(21,726)	(105,800)	(22,206)	(108,798)	(85,834)	(77,152)
Death Benefits (note 4)	-	-	-	-	(8,675)	-	-	-
Net policy repayments (loans) (note 5)	(281)	(20,559)	1,497	60,801	(22,294)	76,223	69,604	(89,300)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(997)	(596)	(15,311)	(17,417)	(63,465)	(61,666)	(39,752)	(44,561)
Asset charges (note 3):
MSP contracts	-	-	-	(46)	(3,374)	(3,469)	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	5	(29)	6	(89)	(62)	(127)	(80)

Net equity transactions	4,432	22,635	(26,402)	(205,923)	(109,413)	(283,648)	32,635	(338,534)

Net change in contract owners’ equity	2,110	4,432	(51,155)	(209,375)	(110,242)	(273,607)	30,404	(294,711)
Contract owners’ equity beginning of period	4,432	-	341,480	550,855	1,667,389	1,940,996	956,030	1,250,741

Contract owners’ equity end of period	$6,542	4,432	290,325	341,480	1,557,147	1,667,389	986,434	956,030

CHANGES IN UNITS:
Beginning units	598	-	27,237	43,871	136,114	159,225	86,019	116,742
Units purchased	1,089	3,298	1,737	2,322	5,569	11,939	10,378	9,000
Units redeemed	(492)	(2,700)	(3,934)	(18,956)	(14,488)	(35,050)	(7,591)	(39,723)

Ending units	1,195	598	25,040	27,237	127,195	136,114	88,806	86,019

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PVGIB		PVTIGB		PVTVB		ACEG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,155	1,011	1,742	989	2,814	1,455	(134)	(118)
Realized gain (loss) on investments	28,080	6,462	24,336	23,137	15,912	32,264	3,166	2,508
Change in unrealized gain (loss) on investments	(39,501)	10,585	(30,299)	(43,664)	(128,136)	(2,663)	(171)	3,165
Reinvested capital gains	-	-	-	-	71,876	10,149	357	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,266)	18,058	(4,221)	(19,538)	(37,534)	41,205	3,218	5,555

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,679	6,840	7,553	8,772	13,715	13,183	1,494	3,276
Transfers between funds	(119,335)	94,277	13,032	(2,371)	138,317	(36,448)	(6,477)	44,634
Surrenders (note 6)	-	(4,678)	(36,097)	(3,006)	-	(14,263)	-	-
Death Benefits (note 4)	-	-	-	-	(9,256)	-	-	-
Net policy repayments (loans) (note 5)	(4,341)	(10,847)	1,787	2,354	(6,012)	(18,106)	(40)	497
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,809)	(9,807)	(13,951)	(14,492)	(20,379)	(20,184)	(4,260)	(5,692)
Asset charges (note 3):
MSP contracts	(66)	(65)	-	-	(150)	(156)	-	-
SL contracts or LSFP contracts	(9)	(9)	(84)	(25)	(8)	(16)	(135)	(88)
Adjustments to maintain reserves	(35)	16	(3)	(16)	16	(6)	(14)	(5)

Net equity transactions	(128,916)	75,727	(27,763)	(8,784)	116,243	(75,996)	(9,432)	42,622

Net change in contract owners’ equity	(137,182)	93,785	(31,984)	(28,322)	78,709	(34,791)	(6,214)	48,177
Contract owners’ equity beginning of period	229,158	135,373	272,706	301,028	477,813	512,604	72,889	24,712

Contract owners’ equity end of period	$91,976	229,158	240,722	272,706	556,522	477,813	66,675	72,889

CHANGES IN UNITS:
Beginning units	9,899	6,448	13,518	13,833	18,772	22,000	4,951	1,827
Units purchased	232	4,432	1,353	824	7,110	783	201	4,018
Units redeemed	(5,808)	(981)	(2,939)	(1,139)	(2,468)	(4,011)	(834)	(894)

Ending units	4,323	9,899	11,932	13,518	23,414	18,772	4,318	4,951

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVBVI		AVMCCI		RVARS		TRHS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$122	78	(9)	(127)	(3)	(35)	(30,718)	(23,603)
Realized gain (loss) on investments	289	457	(3,434)	635	446	2	780,100	970,334
Change in unrealized gain (loss) on investments	(1,241)	(161)	2,567	(2,838)	(105)	319	(566,064)	(149,737)
Reinvested capital gains	341	-	85	3,486	-	-	472,752	393,438

Net increase (decrease) in contract owners’ equity resulting from operations	(489)	374	(791)	1,156	338	286	656,070	1,190,432

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	445	996	119	39	284,406	244,112
Transfers between funds	136	(96)	(29,434)	30,881	43,595	6,417	854,894	151,727
Surrenders (note 6)	-	-	-	-	-	-	(419,357)	(178,243)
Death Benefits (note 4)	-	-	-	-	-	-	(204,755)	(6,584)
Net policy repayments (loans) (note 5)	-	-	-	(691)	(62)	7	(61,264)	(84,216)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(959)	(1,246)	(285)	(2,674)	(553)	(68)	(327,608)	(237,419)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	(5,006)	(4,462)
SL contracts or LSFP contracts	(24)	(29)	-	-	-	-	-	-
Adjustments to maintain reserves	(6)	7	6	(1)	2	1	47	(9)

Net equity transactions	(853)	(1,364)	(29,268)	28,511	43,101	6,396	121,357	(115,094)

Net change in contract owners’ equity	(1,342)	(990)	(30,059)	29,667	43,439	6,682	777,427	1,075,338
Contract owners’ equity beginning of period	5,324	6,314	30,901	1,234	6,970	288	5,479,700	4,404,362

Contract owners’ equity end of period	$3,982	5,324	842	30,901	50,409	6,970	6,257,127	5,479,700

CHANGES IN UNITS:
Beginning units	242	306	2,314	96	672	29	184,423	193,626
Units purchased	6	-	33	2,470	4,185	650	33,113	15,835
Units redeemed	(46)	(64)	(2,281)	(252)	(62)	(7)	(29,335)	(25,038)

Ending units	202	242	66	2,314	4,795	672	188,201	184,423

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRLT2		VWBF		VWEM		VWHA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$523	370	75,357	65,424	5,093	1,301	(23,886)	(34,729)
Realized gain (loss) on investments	(61)	(28)	(93,928)	(52,584)	74,658	196,243	(286,658)	181,518
Change in unrealized gain (loss) on investments	(486)	(205)	(157,207)	(115,386)	(1,126,907)	(989,734)	(1,334,368)	(1,491,763)
Reinvested capital gains	-	-	-	121,213	299,770	741,472	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(24)	137	(175,778)	18,667	(747,386)	(50,718)	(1,644,912)	(1,344,974)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	603	47,891	58,674	95,026	111,896	140,111	187,223
Transfers between funds	25,704	3,563	(22,257)	27,824	(225,939)	118,911	(20,427)	(141,604)
Surrenders (note 6)	-	-	(100,619)	(88,551)	(814,084)	(512,594)	(630,967)	(455,290)
Death Benefits (note 4)	-	-	(37,870)	-	(103,245)	(2,187)	(141,541)	(156,068)
Net policy repayments (loans) (note 5)	-	-	(1,031)	19,035	157,014	18,793	159,866	138,669
Deductions for surrender charges (note 2d)	-	-	-	-	(52)	-	(17)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(682)	(317)	(70,502)	(82,342)	(230,156)	(258,352)	(211,633)	(293,142)
Asset charges (note 3):
MSP contracts	-	-	(556)	(775)	(1,810)	(2,264)	(2,473)	(4,042)
SL contracts or LSFP contracts	(176)	(110)	(117)	(131)	(1,980)	(2,487)	(524)	(803)
Adjustments to maintain reserves	(3)	(6)	-	(5)	(19)	(20)	(4,160)	(2,995)

Net equity transactions	24,843	3,733	(185,061)	(66,271)	(1,125,245)	(528,304)	(711,765)	(728,052)

Net change in contract owners’ equity	24,819	3,870	(360,839)	(47,604)	(1,872,631)	(579,022)	(2,356,677)	(2,073,026)
Contract owners’ equity beginning of period	37,350	33,480	1,403,775	1,451,379	5,908,083	6,487,105	5,556,662	7,629,688

Contract owners’ equity end of period	$62,169	37,350	1,042,936	1,403,775	4,035,452	5,908,083	3,199,985	5,556,662

CHANGES IN UNITS:
Beginning units	2,898	2,608	58,400	61,223	194,813	211,949	132,220	145,762
Units purchased	1,989	324	3,178	3,886	7,199	13,013	9,456	8,441
Units redeemed	(66)	(34)	(12,025)	(6,709)	(45,199)	(30,149)	(29,210)	(21,983)

Ending units	4,821	2,898	49,553	58,400	156,813	194,813	112,466	132,220

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRASP		WRHIP		WRMCG		SVDF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,297)	(126)	80,513	33,600	(1,695)	(1,666)	(6,636)	(6,508)
Realized gain (loss) on investments	(26,490)	96,383	(115,899)	31,266	(355)	42,543	27,298	33,188
Change in unrealized gain (loss) on investments	(614,979)	(651,101)	(54,391)	(50,878)	(45,330)	(37,476)	(175,037)	(139,366)
Reinvested capital gains	434,781	387,871	14,628	5,816	26,697	19,055	132,761	112,587

Net increase (decrease) in contract owners’ equity resulting from operations	(209,985)	(166,973)	(75,149)	19,804	(20,683)	22,456	(21,614)	(99)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	79,066	86,089	18,498	25,988	8,840	8,096	3,785	4,313
Transfers between funds	(296,991)	(4,964)	46,177	356,958	(8,966)	(2,559)	4,208	10,512
Surrenders (note 6)	(60,495)	(137,408)	(125,732)	(591,950)	(13,784)	(23,350)	-	(27,702)
Death Benefits (note 4)	(9,155)	(46,326)	-	(12)	-	-	(44,392)	-
Net policy repayments (loans) (note 5)	(3,461)	68,130	66,580	(94,334)	8	(8,693)	283	72
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(87,749)	(96,558)	(47,877)	(48,046)	(9,667)	(7,871)	(17,922)	(17,547)
Asset charges (note 3):
MSP contracts	(1,420)	(1,514)	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	(696)	(669)
Adjustments to maintain reserves	(33)	6	13	(2)	1	(2)	(8)	8

Net equity transactions	(380,238)	(132,545)	(42,341)	(351,398)	(23,568)	(34,379)	(54,742)	(31,013)

Net change in contract owners’ equity	(590,223)	(299,518)	(117,490)	(331,594)	(44,251)	(11,923)	(76,356)	(31,112)
Contract owners’ equity beginning of period	2,730,998	3,030,516	723,618	1,055,212	343,668	355,591	819,752	850,864

Contract owners’ equity end of period	$2,140,775	2,730,998	606,128	723,618	299,417	343,668	743,396	819,752

CHANGES IN UNITS:
Beginning units	164,815	172,375	59,740	88,301	24,481	27,179	22,700	23,406
Units purchased	6,228	12,585	4,347	3,447	1,324	1,665	514	1,028
Units redeemed	(29,428)	(20,145)	(10,286)	(32,008)	(3,052)	(4,363)	(2,252)	(1,734)

Ending units	141,615	164,815	53,801	59,740	22,753	24,481	20,962	22,700

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SVOF		WFVSCG		OVGS3		TIF3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(7,280)	(8,313)	(2,193)	(2,159)	-	(15,526)	-	(2,400)
Realized gain (loss) on investments	53,297	83,822	18,931	66,193	-	2,806,380	-	289,158
Change in unrealized gain (loss) on investments	(260,810)	68,302	(93,222)	(118,348)	-	(2,787,257)	-	(254,632)
Reinvested capital gains	160,423	-	51,715	34,913	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(54,370)	143,811	(24,769)	(19,401)	-	3,597	-	32,126

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,302	19,449	12,349	14,789	-	203,857	-	13,018
Transfers between funds	(224)	(4,638)	124,807	(201,616)	-	(9,092,866)	-	(1,432,504)
Surrenders (note 6)	(18,405)	(58,434)	(20,610)	(24,324)	-	(196,042)	-	(101,021)
Death Benefits (note 4)	(8,965)	-	(29,952)	-	-	(12,643)	-	-
Net policy repayments (loans) (note 5)	(2,951)	(2,767)	10,685	12,419	-	88,809	-	(1,712)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(54,363)	(50,241)	(21,524)	(19,949)	-	(157,034)	-	(13,813)
Asset charges (note 3):
MSP contracts	-	-	(162)	(132)	-	(378)	-	(67)
SL contracts or LSFP contracts	(2,164)	(2,218)	-	-	-	(392)	-	(69)
Adjustments to maintain reserves	(416)	1,068	12	(5)	-	2	-	(16)

Net equity transactions	(79,186)	(97,781)	75,605	(218,818)	-	(9,166,687)	-	(1,536,184)

Net change in contract owners’ equity	(133,556)	46,030	50,836	(238,219)	-	(9,163,090)	-	(1,504,058)
Contract owners’ equity beginning of period	1,572,778	1,526,748	362,827	601,046	-	9,163,090	-	1,504,058

Contract owners’ equity end of period	$1,439,222	1,572,778	413,663	362,827	-	-	-	-

CHANGES IN UNITS:
Beginning units	52,233	54,766	14,713	23,802	-	463,067	-	86,109
Units purchased	465	875	5,225	1,553	-	16,621	-	963
Units redeemed	(2,789)	(3,408)	(2,592)	(10,642)	-	(479,688)	-	(87,072)

Ending units	49,909	52,233	17,346	14,713	-	-	-	-

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MIGIC		FHIPR		FOSR		GVDIV3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,690	65	2,635	195,299	(6,780)	33,628	-	10,729
Realized gain (loss) on investments	43,470	7,214	23,751	45,927	980,873	289,500	-	64,642
Change in unrealized gain (loss) on investments	(62,627)	3,423	131,850	(218,406)	(593,089)	(722,316)	-	(79,573)
Reinvested capital gains	20,840	12,111	-	-	-	1,138	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,373	22,813	158,236	22,820	381,004	(398,050)	-	(4,202)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,288	10,944	125,461	448,634	132,247	536,604	-	13,030
Transfers between funds	(242,602)	9,682	(3,747,934)	(58,741)	(4,457,130)	(128,042)	-	(462,717)
Surrenders (note 6)	-	(7,803)	(265,726)	(330,386)	(94,188)	(425,373)	-	(2,901)
Death Benefits (note 4)	-	-	(33,659)	(57,334)	(70,540)	(82,669)	-	(22,688)
Net policy repayments (loans) (note 5)	965	1,548	246,357	252,478	60,200	70,892	-	(4,849)
Deductions for surrender charges (note 2d)	-	-	(33)	-	-	(40)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,982)	(13,295)	(99,240)	(316,519)	(83,518)	(263,057)	-	(9,062)
Asset charges (note 3):
MSP contracts	-	-	(623)	(1,958)	(356)	(1,122)	-	(43)
SL contracts or LSFP contracts	(6)	(50)	-	-	(392)	(1,182)	-	(71)
Adjustments to maintain reserves	4	(8)	30	(10)	12	(3)	-	(12)

Net equity transactions	(243,333)	1,018	(3,775,367)	(63,836)	(4,513,665)	(293,992)	-	(489,313)

Net change in contract owners’ equity	(239,960)	23,831	(3,617,131)	(41,016)	(4,132,661)	(692,042)	-	(493,515)
Contract owners’ equity beginning of period	239,960	216,129	3,617,131	3,658,147	4,132,661	4,824,703	-	493,515

Contract owners’ equity end of period	$-	239,960	-	3,617,131	-	4,132,661	-	-

CHANGES IN UNITS:
Beginning units	9,468	9,467	243,156	247,587	261,702	279,237	-	40,107
Units purchased	159	1,100	13,303	45,864	11,357	40,031	-	1,499
Units redeemed	(9,627)	(1,099)	(256,459)	(50,295)	(273,059)	(57,566)	-	(41,606)

Ending units	-	9,468	-	243,156	-	261,702	-	-

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVI3		AMBP		AMTG		AMFAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$645	2,931	(196)	(232)	(9,057)	(10,514)	(781)	(968)
Realized gain (loss) on investments	46,035	12,918	3,551	1,834	903,446	137,054	(1,073)	14,282
Change in unrealized gain (loss) on investments	(33,377)	(26,751)	(10,009)	(3,468)	(812,862)	(11,018)	(26,548)	(28,143)
Reinvested capital gains	-	-	7,671	3,086	-	-	26,722	17,565

Net increase (decrease) in contract owners’ equity resulting from operations	13,303	(10,902)	1,017	1,220	81,527	115,522	(1,680)	2,736

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,946	4,695	1,358	2,230	24,258	31,651	3,497	5,118
Transfers between funds	(184,765)	(14,269)	(38,634)	6	(1,790,324)	(45,395)	(187,957)	25,858
Surrenders (note 6)	-	(9,305)	-	(1,768)	(37,420)	(154,263)	(6,452)	(15,684)
Death Benefits (note 4)	(25)	-	-	-	(236,093)	(6,296)	-	-
Net policy repayments (loans) (note 5)	-	40	249	325	94,440	(19,579)	(368)	1,527
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,937)	(3,306)	(2,304)	(2,560)	(44,826)	(52,330)	(6,678)	(6,931)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	(36)
SL contracts or LSFP contracts	(417)	(707)	-	-	(2,638)	(2,924)	(26)	(30)
Adjustments to maintain reserves	8	(2)	(20)	31	(3,500)	131	(23)	5

Net equity transactions	(185,190)	(22,854)	(39,351)	(1,736)	(1,996,103)	(249,005)	(198,007)	9,827

Net change in contract owners’ equity	(171,887)	(33,756)	(38,334)	(516)	(1,914,576)	(133,483)	(199,687)	12,563
Contract owners’ equity beginning of period	171,887	205,643	38,334	38,850	1,914,576	2,048,059	199,687	187,124

Contract owners’ equity end of period	$-	171,887	-	38,334	-	1,914,576	-	199,687

CHANGES IN UNITS:
Beginning units	9,678	10,941	1,939	1,813	111,027	126,682	9,561	9,188
Units purchased	104	255	81	443	-	4,684	199	2,611
Units redeemed	(9,782)	(1,518)	(2,020)	(317)	(111,027)	(20,339)	(9,760)	(2,238)

Ending units	-	9,678	-	1,939	-	111,027	-	9,561

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVDM3		FTVGI3		HIBF3		GEM3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	(1,638)	-	(3,671)	-	27,758	-	7,366
Realized gain (loss) on investments	-	(32,075)	-	(27,371)	-	16,907	-	(16,679)
Change in unrealized gain (loss) on investments	-	3,257	-	50,171	-	(1,703)	-	(70,685)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(30,456)	-	19,129	-	42,962	-	(79,998)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	9,103	-	29,425	-	29,427	-	34,994
Transfers between funds	-	(1,017,316)	-	(2,345,317)	-	(1,472,263)	-	(2,338,290)
Surrenders (note 6)	-	(6,091)	-	(12,913)	-	(12,367)	-	(29,568)
Death Benefits (note 4)	-	(1,608)	-	(46,892)	-	-	-	(7,835)
Net policy repayments (loans) (note 5)	-	4,184	-	45,915	-	813	-	31,344
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(15,917)	-	(34,703)	-	(21,156)	-	(39,751)
Asset charges (note 3):
MSP contracts	-	(87)	-	(497)	-	(584)	-	(184)
SL contracts or LSFP contracts	-	(69)	-	(103)	-	(75)	-	(254)
Adjustments to maintain reserves	-	(22)	-	(6)	-	1	-	(7)

Net equity transactions	-	(1,027,823)	-	(2,365,091)	-	(1,476,204)	-	(2,349,551)

Net change in contract owners’ equity	-	(1,058,279)	-	(2,345,962)	-	(1,433,242)	-	(2,429,549)
Contract owners’ equity beginning of period	-	1,058,279	-	2,345,962	-	1,433,242	-	2,429,549

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	57,765	-	118,045	-	81,707	-	129,754
Units purchased	-	832	-	1,735	-	1,747	-	3,585
Units redeemed	-	(58,597)	-	(119,780)	-	(83,454)	-	(133,339)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIX6		NVMIG3		ACVVS1
	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	5,773	-	43,594	-	-
Realized gain (loss) on investments	-	82,822	-	1,554,038	-	12,529
Change in unrealized gain (loss) on investments	-	(85,971)	-	(1,557,674)	-	(18,971)
Reinvested capital gains	-	-	-	-	-	5,224

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,624	-	39,958	-	(1,218)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	1,214	-	52,121	-	(19,303)
Transfers between funds	-	(490,334)	-	(4,532,686)	-	(31,559)
Surrenders (note 6)	-	(2,323)	-	(119,696)	-	-
Death Benefits (note 4)	-	-	-	(1,471)	-	-
Net policy repayments (loans) (note 5)	-	(14,452)	-	17,058	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(4,076)	-	(69,946)	-	3,260
Asset charges (note 3):
MSP contracts	-	(456)	-	(572)	-	-
SL contracts or LSFP contracts	-	-	-	-	-	488
Adjustments to maintain reserves	-	(7)	-	(2)	-	-

Net equity transactions	-	(510,434)	-	(4,655,194)	-	(47,114)

Net change in contract owners’ equity	-	(507,810)	-	(4,615,236)	-	(48,332)
Contract owners’ equity beginning of period	-	507,810	-	4,615,236	-	48,332

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	44,038	-	385,573	-	2,561
Units purchased	-	145	-	7,044	-	-
Units redeemed	-	(44,183)	-	(392,617)	-	(2,561)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Variable Insurance Trust - MFS New Discovery Series - Intital Class  (MNDIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)*

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)*

NVIT Cardinal Managed Growth Class I (NCPG)*

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)*

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Portfolio - Initial Class (FGP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and assets charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(2) Policy Charges

(a) Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment and flexible premium contracts, the Company deducts a premium load charge that will not exceed 6%. The 6% is comprised of a charge for premium taxes that ranges from 2.50% to 3.50% of each premium payment and a charge for the sales load that ranges from 2.50% to 3.50% of each premium payment. For flexible premium contracts, the sales load is reduced to 0.50% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.50% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5.00% of each premium payment during the first ten years and 1.50% of each premium payment ten years and 1.50% of each premium payment thereafter.

For policies issued in New York, the Company deducts a sales load from each premium payment received not to exceed 9.50% of each premium payment during the first ten years and 6.00% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2015 and 2014, total front-end sales charge deductions were $1,389,661 and $1,490,768, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured contract owner.

(c) Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

Purchase payments totaling less than $25,000 - $10/month

Purchase payments totaling $25,000 or more - none

Contracts issued on or after April 16, 1990:

Purchase payments totaling less than $25,000 - $90/year ($65/year in New York)

Purchase payments totaling $25,000 or more - $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5.00 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5.00 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10.00 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000.00 basic coverage charge. For policy years one through ten, the per policy charge is $10.00. Additionally, there is a $0.04 per $1,000.00 basic coverage charge (not less than $20.00 or more than $80.00 per policy per year). For policy years eleven and after, the per policy charge is $5.00. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10.00 or more than $40.00 per policy per year). For policies issued in New York, the per policy charge is guaranteed not to exceed $7.50 per month in all years and there is a $0.04 per $1,000.00 basic coverage charge in policy year one only.

(d) Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8.00% in the first year and declines a specified amount each year. After the ninth year, the charge is 0.00%. For single premium contracts issued on or after April 16, 1990, the charge is 8.50% in the first year, and declines a specified amount each year. After the ninth year, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year. After the eighth year for flexible premium contracts, after the ninth year for multiple payment contracts and after the tenth year for last survivor contracts, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10.00% of the initial premium payment and declines a specified amount each year to 0.00% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium contracts (MSP), the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium contracts (LSFP), the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For LSFP issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

The following table provides mortality and expense risk charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2015:

	Total	ALVDAA	MLVGA2	DWVSVS	DSIF
Single Premium issue prior to April 16, 1990	$2,756	-	-	-	-
Single Premium issue after to April 16, 1990	$396,416	-	-	-	18,710
Multiple Payment and Flexible Premium contracts	$2,955,895	6	14,835	1,198	197,419
Variable Executive Life	$13,081	-	35	-	768

Total	$3,368,148	6	14,870	1,198	216,897

	DSRG	GVGMNS	IVKMG1	IVBRA1	JABS
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	1,712	-	-	-	-
Multiple Payment and Flexible Premium contracts	39,021	102	1,299	652	6,302
Variable Executive Life	-	-	-	-	-

Total	40,733	102	1,299	652	6,302

	JACAS	JAGTS	JAIGS	MV2IGI	MNDIC
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	4,649	2,376	1,937	-	-
Multiple Payment and Flexible Premium contracts	16,728	6,225	14,127	888	892
Variable Executive Life	-	38	14	-	-

Total	21,377	8,639	16,078	888	892

	MVFIC	MSVFI	MSEM	MSVRE	IDPG
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	392	10,481	-
Multiple Payment and Flexible Premium contracts	12,809	1,390	3,728	4	123
Variable Executive Life	-	-	-	-	-

Total	12,809	1,390	4,120	10,485	123

	NVBX	NVIX	NVAMV1	GVAAA2	GVABD2
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	7,352	-	-
Multiple Payment and Flexible Premium contracts	301	383	30,131	14,411	3,737
Variable Executive Life	-	-	231	-	-

Total	301	383	37,714	14,411	3,737

	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	2,613
Multiple Payment and Flexible Premium contracts	8,266	9,048	4,685	4,578	10,616
Variable Executive Life	-	22	-	-	34

Total	8,266	9,070	4,685	4,578	13,263

	GIG	NVNMO1	NVNSR1	NVCRA1	NVCRB1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	306	604	-	-	-
Multiple Payment and Flexible Premium contracts	19,534	70,937	617	1,830	2,641
Variable Executive Life	88	262	-	-	-

Total	19,928	71,803	617	1,830	2,641

	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	3,747	313	6,249	3,988	845
Variable Executive Life	-	-	-	-	-

Total	3,747	313	6,249	3,988	845

	NVCBD1	NVLCP1	TRF	GBF	CAF
Single Premium issue prior to April 16, 1990	-	-	70	75	-
Single Premium issue after to April 16, 1990	1,914	-	10,368	5,350	4,580
Multiple Payment and Flexible Premium contracts	1,663	779	285,835	25,301	75,933
Variable Executive Life	-	-	1,101	-	136

Total	3,577	779	297,374	30,726	80,649

	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	161	-	-	1,469
Multiple Payment and Flexible Premium contracts	1,414	11,218	576	635	1,768
Variable Executive Life	-	-	-	-	-

Total	1,414	11,379	576	635	3,237

	GVIDM	GVDMA	GVDMC	MCIF	SAM
Single Premium issue prior to April 16, 1990	-	-	-	-	2
Single Premium issue after to April 16, 1990	2,196	3,868	4,069	6,046	25,629
Multiple Payment and Flexible Premium contracts	15,340	22,162	16,200	25,754	63,210
Variable Executive Life	-	152	-	118	719

Total	17,536	26,182	20,269	31,918	89,560

	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	2,055	-	1,625	208	1,582
Multiple Payment and Flexible Premium contracts	21,584	2,941	9,529	6,483	164,104
Variable Executive Life	-	-	-	-	339

Total	23,639	2,941	11,154	6,691	166,025

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVMMV2	SCGF	SCVF	SCF	MSBF
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	2,079	382	2,643	3,879	2,125
Multiple Payment and Flexible Premium contracts	124,579	6,443	20,538	78,586	4,037
Variable Executive Life	-	23	56	1,352	-

Total	126,658	6,848	23,237	83,817	6,162

	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	17,492	-	-	8,716
Multiple Payment and Flexible Premium contracts	3,198	238,372	979	4,114	43,428
Variable Executive Life	-	1,308	-	-	197

Total	3,198	257,172	979	4,114	52,341

	NVLCAP	NVLMP	NVSIX2	GVEX1	NOTG3
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	13	21	597	11,869	18
Variable Executive Life	-	-	-	-	-

Total	13	21	597	11,869	18

	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG
Single Premium issue prior to April 16, 1990	-	-	-	216	-
Single Premium issue after to April 16, 1990	-	-	16,746	14,053	6,585
Multiple Payment and Flexible Premium contracts	1,676	6,022	20,328	164	6,902
Variable Executive Life	-	-	-	-	-

Total	1,676	6,022	37,074	14,433	13,487

	ACVIP2	ACVI	ACVMV1	ACVU1	DVSCS
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	2,049	-	1,357	3,187
Multiple Payment and Flexible Premium contracts	4,533	131	11,066	1	7,712
Variable Executive Life	100	-	-	-	-

Total	4,633	2,180	11,066	1,358	10,899

	DCAP	DSC	DGI	FVCA2P	FQB
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	4,490	-	965	-	3,561
Multiple Payment and Flexible Premium contracts	17,723	2,143	6,511	412	3,741
Variable Executive Life	-	-	17	-	-

Total	22,213	2,143	7,493	412	7,302

	FEIP	FHIP	FAMP	FNRS2	FF10S
Single Premium issue prior to April 16, 1990	306	36	291	-	-
Single Premium issue after to April 16, 1990	30,237	7,620	19,027	-	-
Multiple Payment and Flexible Premium contracts	187,041	37,689	51,939	10,179	2,085
Variable Executive Life	1,595	215	48	-	-

Total	219,179	45,560	71,305	10,179	2,085

	FF20S	FF30S	FGP	FIGBS	FMCS
Single Premium issue prior to April 16, 1990	-	-	1,170	-	-
Single Premium issue after to April 16, 1990	-	-	41,413	-	-
Multiple Payment and Flexible Premium contracts	6,434	6,741	299,148	9,799	39,294
Variable Executive Life	-	-	2,532	28	-

Total	6,434	6,741	344,263	9,827	39,294

	FOP	FOS	FVSS	FTVIS2	FTVRDI
Single Premium issue prior to April 16, 1990	35	-	-	-	-
Single Premium issue after to April 16, 1990	9,637	-	1,446	-	-
Multiple Payment and Flexible Premium contracts	20,779	13,983	3,250	8,559	20,830
Variable Executive Life	16	52	-	34	-

Total	30,467	14,035	4,696	8,593	20,830

	FTVSVI	FTVDM2	TIF	TIF2	FTVGI2
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	13,191	4,132	615	5,753	10,245
Variable Executive Life	-	-	-	-	98

Total	13,191	4,132	615	5,753	10,343

	FTVFA2	AMTB	AMGP	AMCG	AMMCGS
Single Premium issue prior to April 16, 1990	-	25	-	37	-
Single Premium issue after to April 16, 1990	-	7,329	692	1,367	-
Multiple Payment and Flexible Premium contracts	1,240	6,423	-	22	163
Variable Executive Life	-	66	-	-	4

Total	1,240	13,843	692	1,426	167

	AMTP	AMSRS	OVMS	OVB	OVGS
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	4,863	-	3,944	4,289	10,701
Multiple Payment and Flexible Premium contracts	21	3,695	27,570	14,687	108,494
Variable Executive Life	-	-	7	-	1,128

Total	4,884	3,695	31,521	18,976	120,323

	OVIG	OVGI	OVSC	OVAG	OVSB
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	831	-	2,276	-
Multiple Payment and Flexible Premium contracts	109	4,886	6,629	4,990	1,022
Variable Executive Life	-	-	-	-	-

Total	109	5,717	6,629	7,266	1,022

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	1,215	47	1,597	6,405	5,001
Variable Executive Life	-	-	-	-	-

Total	1,215	47	1,597	6,405	5,001

	PVGIB	PVTIGB	PVTVB	ACEG	AVMCCI
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	716	1,364	2,444	134	12
Variable Executive Life	-	-	-	-	-

Total	716	1,364	2,444	134	12

	RVARS	TRHS2	VWBF	VWEM	VWHA
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	4,341	3,661	5,954
Multiple Payment and Flexible Premium contracts	104	30,718	3,916	21,605	19,451
Variable Executive Life	-	-	45	20	15

Total	104	30,718	8,302	25,286	25,420

	WRASP	WRHIP	WRMCG	SVDF	SVOF
Single Premium issue prior to April 16, 1990	-	-	-	-	206
Single Premium issue after to April 16, 1990	-	-	-	6,636	8,978
Multiple Payment and Flexible Premium contracts	12,351	5,640	1,695	-	100
Variable Executive Life	-	-	-	-	-

Total	12,351	5,640	1,695	6,636	9,284

	WFVSCG	MIGIC	FHIPR	FOSR	AMBP
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	2,193	291	6,506	6,754	196
Variable Executive Life	-	-	16	26	-

Total	2,193	291	6,522	6,780	196

	AMTG	AMFAS
Single Premium issue prior to April 16, 1990	287	-
Single Premium issue after to April 16, 1990	8,613	-
Multiple Payment and Flexible Premium contracts	157	755
Variable Executive Life	-	26

Total	9,057	781

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90.00% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2015 and 2014, total transfers into the Account from the fixed account were $24,014,557 and $22,368,333, respectively, and total transfers from the Account to the fixed account were $18,645,557 and $26,183,509, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$600,433,133	$-	$-	$600,433,133

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$16	$400
Global Allocation V.I. Fund - Class II (MLVGA2)	683,693	340,064
VIP Small Cap Value Series: Service Class (DWVSVS)	97,646	279,800
Stock Index Fund, Inc. - Initial Shares (DSIF)	2,963,397	5,274,774
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	1,146,042	927,013
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	6,012	12,779
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	110,287	29,588
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	48,928	8,132
Balanced Portfolio: Service Shares (JABS)	152,531	363,005
Forty Portfolio: Service Shares (JACAS)	2,532,909	1,278,199
Global Technology Portfolio: Service Shares (JAGTS)	1,160,651	587,844
Overseas Portfolio: Service Shares (JAIGS)	319,655	593,450
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	258,978	39,449
Variable Insurance Trust - MFS New Discovery Series - Initial Class (MNDIC)	33,224	60,303
Value Series - Initial Class (MVFIC)	432,085	279,346
Core Plus Fixed Income Portfolio - Class I (MSVFI)	38,883	64,508
Emerging Markets Debt Portfolio - Class I (MSEM)	113,424	167,253
U.S. Real Estate Portfolio - Class I (MSVRE)	76,824	426,458
NVIT Investor Destinations Managed Growth Class I (IDPG)	160,309	334
NVIT Bond Index Fund Class I (NVBX)	86,494	47,609
NVIT International Index Fund Class I (NVIX)	92,012	1,696
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,186,354	1,137,308
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	805,500	223,748
American Funds NVIT Bond Fund - Class II (GVABD2)	33,167	119,195
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	723,849	615,153
American Funds NVIT Growth Fund - Class II (GVAGR2)	123,677	151,745
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	107,025	330,958
Federated NVIT High Income Bond Fund - Class I (HIBF)	146,831	406,900
NVIT Emerging Markets Fund - Class I (GEM)	161,248	306,074
NVIT International Equity Fund - Class I (GIG)	432,449	759,344
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,496,355	1,534,887
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	84,910	94,892
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	54,742	35,031
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	395,796	17,392
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	96,954	169,491
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	6,151	81,591
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	250,197	97,209
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	176,854	92,760
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	17,823	128,471
NVIT Core Bond Fund - Class I (NVCBD1)	184,368	178,376
NVIT Core Plus Bond Fund - Class I (NVLCP1)	31,345	121,028
NVIT Nationwide Fund - Class I (TRF)	683,177	4,540,147
NVIT Government Bond Fund - Class I (GBF)	249,176	765,491
American Century NVIT Growth Fund - Class I (CAF)	1,838,875	1,421,362
NVIT International Index Fund - Class II (GVIX2)	45,020	39,288
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	107,024	268,162
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	23,840	13,466
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	62,036	68,349
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	48,463	122,007
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	283,521	1,028,330
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	449,147	589,630
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	406,118	169,968
NVIT Mid Cap Index Fund - Class I (MCIF)	1,215,421	727,509
NVIT Money Market Fund - Class I (SAM)	8,347,240	11,188,575
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	552,213	408,486
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	160,113	74,052
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	940,082	1,138,110
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	559,110	396,249
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	4,696,896	2,839,039
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	3,430,912	2,301,169
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	647,029	348,178
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,180,377	880,834
NVIT Multi-Manager Small Company Fund - Class I (SCF)	1,819,601	2,313,365
NVIT Multi-Sector Bond Fund - Class I (MSBF)	77,125	149,081
NVIT Short Term Bond Fund - Class II (NVSTB2)	615,025	634,267
NVIT Large Cap Growth Fund - Class I (NVOLG1)	8,870,695	6,161,158
Templeton NVIT International Value Fund - Class III (NVTIV3)	70,182	44,279
Invesco NVIT Comstock Value Fund - Class I (EIF)	125,211	104,762
NVIT Real Estate Fund - Class I (NVRE1)	2,106,709	1,921,591
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	1,307	7,660
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	10,636	125

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Small Cap Index Fund Class II (NVSIX2)	73,404	4,029
NVIT S&P 500 Index Fund Class I (GVEX1)	875,928	808,761
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	39	102
VPS Growth and Income Portfolio - Class A (ALVGIA)	27,182	100,430
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	256,408	238,406
VP Balanced Fund - Class I (ACVB)	1,127,568	1,401,339
VP Capital Appreciation Fund - Class I (ACVCA)	193,372	329,270
VP Income & Growth Fund - Class I (ACVIG)	304,610	636,696
VP Inflation Protection Fund - Class II (ACVIP2)	123,729	174,315
VP International Fund - Class I (ACVI)	188,421	146,489
VP Mid Cap Value Fund - Class I (ACVMV1)	580,036	525,794
VP Ultra(R) Fund - Class I (ACVU1)	169,551	204,988
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	675,449	585,439
Appreciation Portfolio - Initial Shares (DCAP)	400,093	615,980
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	217,535	69,984
Growth and Income Portfolio - Initial Shares (DGI)	182,035	142,609
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	7,678	5,649
Quality Bond Fund II - Primary Shares (FQB)	119,226	164,502
Equity-Income Portfolio - Initial Class (FEIP)	5,172,070	4,379,165
High Income Portfolio - Initial Class (FHIP)	4,746,839	1,953,409
VIP Asset Manager Portfolio - Initial Class (FAMP)	1,451,723	1,622,912
VIP Energy Portfolio - Service Class 2 (FNRS2)	458,454	576,038
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	71,893	125,761
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	104,577	86,056
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	52,075	118,475
VIP Growth Portfolio - Initial Class (FGP)	2,424,217	6,340,672
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	198,040	256,741
VIP Mid Cap Portfolio - Service Class (FMCS)	1,290,469	1,877,551
VIP Overseas Portfolio - Initial Class (FOP)	566,837	1,011,207
VIP Overseas Portfolio - Service Class (FOS)	4,923,035	763,876
VIP Value Strategies Portfolio - Service Class (FVSS)	238,663	448,984
Franklin Income Securities Fund - Class 2 (FTVIS2)	313,051	291,094
Rising Dividends Securities Fund - Class 1 (FTVRDI)	957,577	702,884
Small Cap Value Securities Fund - Class 1 (FTVSVI)	462,593	812,450
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	193,783	88,448
Templeton Foreign Securities Fund - Class 1 (TIF)	8,412	43,255
Templeton Foreign Securities Fund - Class 2 (TIF2)	148,929	279,740
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	284,959	256,934
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	111,287	46,225
Short Duration Bond Portfolio - I Class Shares (AMTB)	294,867	527,853
Guardian Portfolio - I Class Shares (AMGP)	40,343	13,982
International Portfolio - S Class Shares (AMINS)	2,550	1,379
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,983,085	170,202
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	210,255	18,220
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	361,913	293,300
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	597	3,545
Socially Responsive Portfolio - I Class Shares (AMSRS)	71,004	107,519
Capital Income Fund/VA - Non-Service Shares (OVMS)	186,440	648,137
Core Bond Fund/VA - Non-Service Shares (OVB)	229,203	283,378
Global Securities Fund/VA - Non-Service Shares (OVGS)	2,781,548	2,326,260
International Growth Fund/VA - Non-Service Shares (OVIG)	85,513	51,730
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	257,735	283,308
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	886,643	379,565
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	341,650	198,880
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	54,768	48,690
All Asset Portfolio - Administrative Class (PMVAAA)	59,390	31,852
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	8,376	3,502
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	23,356	45,742
Low Duration Portfolio - Administrative Class (PMVLDA)	129,872	191,112
Total Return Portfolio - Administrative Class (PMVTRA)	259,601	171,785
VT Growth & Income Fund: Class IB (PVGIB)	5,423	131,151
VT International Equity Fund: Class IB (PVTIGB)	161,579	187,598
VT Voyager Fund: Class IB (PVTVB)	275,357	84,442
VI American Franchise Fund - Series I Shares (ACEG)	5,259	14,454
VI Value Opportunities Fund - Series I Shares (AVBVI)	617	1,001
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	266	29,464
Variable Fund - Multi-Hedge Strategies (RVARS)	50,552	7,454
Health Sciences Portfolio - II (TRHS2)	2,623,541	2,060,159
Limited-Term Bond Portfolio - II (TRLT2)	27,634	2,265
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	134,240	243,944
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	803,597	1,624,000
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	572,053	1,303,544
Variable Insurance Portfolios - Asset Strategy (WRASP)	532,339	481,060
Variable Insurance Portfolios - High Income (WRHIP)	1,161,785	1,108,997
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	53,703	52,270
Advantage VT Discovery Fund (SVDF)	226,572	155,182
Advantage VT Opportunity Fund - Class 2 (SVOF)	201,685	127,215
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	250,435	125,320
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)	36,656	257,463
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)	66,469	3,839,219
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)	78,870	4,599,319
VP International Fund - Class III (obsolete) (ACVI3)	5,620	190,174
Balanced Portfolio - I Class Shares (obsolete) (AMBP)	8,914	40,768
Growth Portfolio - I Class Shares (obsolete) (AMTG)	170,937	2,172,549
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)	80,123	252,162

Total	$102,156,558	$111,176,020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2015	0.80%	43	$11.553583	$497	0.76%	-1.88%
2014	0.80%	77	11.774902	907	0.83%	3.62%
2013	0.50%	441	11.420733	5,037	0.37%	11.75%
2012	0.50%	443	10.220316	4,528	0.14%	2.20%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2015	0.00%	25,956	16.452774	427,048	1.01%	-0.87%
2015	0.50%	159,013	15.913354	2,530,430	1.01%	-1.36%
2015	0.80%	21,353	15.598233	333,069	1.01%	-1.66%
2014	0.00%	25,752	16.596941	427,404	1.93%	1.97%
2014	0.50%	146,627	16.133287	2,365,575	1.93%	1.46%
2014	0.80%	23,844	15.861324	378,197	1.93%	1.15%
2013	0.00%	23,846	16.276845	388,138	1.06%	14.55%
2013	0.50%	178,617	15.901450	2,840,269	1.06%	13.98%
2013	0.80%	27,516	15.680379	431,461	1.06%	13.64%
2012	0.00%	24,810	14.209224	352,531	1.49%	10.14%
2012	0.50%	187,347	13.951062	2,613,690	1.49%	9.59%
2012	0.80%	32,501	13.798429	448,463	1.49%	9.26%
2011	0.00%	16,561	12.900807	213,650	2.10%	-3.63%
2011	0.50%	195,667	12.730054	2,490,851	2.10%	-4.11%
2011	0.80%	32,253	12.628697	407,313	2.10%	-4.39%
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	0.50%	17,123	12.031473	206,015	0.40%	-6.93%
2015	0.80%	169	11.935554	2,017	0.40%	-7.21%
2014	0.50%	32,764	12.927139	423,545	0.21%	5.09%
2014	0.80%	61	12.862623	785	0.21%	4.78%
2013	0.50%	4,856	12.300808	59,733	0.00%	23.01%	5/1/2013
2013	0.80%	3	12.276201	37	0.00%	22.76%	5/1/2013
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.00%	165,525	42.884259	7,098,417	1.81%	1.11%
2015	0.50%	511,292	56.401644	28,837,709	1.81%	0.60%
2015	0.80%	106,989	53.825726	5,758,761	1.81%	0.30%
2015	1.00%	112,875	15.871756	1,791,524	1.81%	0.10%
2014	0.00%	183,537	42.414675	7,784,662	1.74%	13.42%
2014	0.50%	554,113	56.063662	31,065,604	1.74%	12.86%
2014	0.80%	121,371	53.663940	6,513,246	1.74%	12.52%
2014	1.00%	127,230	15.855736	2,017,325	1.74%	12.30%
2013	0.00%	211,211	37.394784	7,898,190	1.83%	32.03%
2013	0.50%	592,197	49.676048	29,418,007	1.83%	31.37%
2013	0.80%	147,183	47.692575	7,019,536	1.83%	30.98%
2013	1.00%	140,164	14.119622	1,979,063	1.83%	30.71%
2013	1.30%	15	43.100987	647	1.83%	30.32%
2012	0.00%	232,518	28.323595	6,585,746	2.02%	15.74%
2012	0.50%	675,418	37.814121	25,540,338	2.02%	15.16%
2012	0.80%	177,439	36.413259	6,461,132	2.02%	14.81%
2012	1.00%	183,017	10.801888	1,976,929	2.02%	14.58%
2012	1.30%	1	33.072407	33	2.02%	14.24%
2011	0.00%	242,229	24.472264	5,927,892	1.81%	1.88%
2011	0.50%	801,833	32.836419	26,329,324	1.81%	1.37%
2011	0.80%	201,415	31.715171	6,387,911	1.81%	1.07%
2011	1.00%	192,956	9.427090	1,819,014	1.81%	0.87%
2011	1.30%	1	28.950048	29	1.81%	0.56%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	0.00%	15,245	$32.409587	$494,084	1.07%	-3.19%
2015	0.50%	88,042	45.192328	3,978,823	1.07%	-3.68%
2015	0.80%	47,495	43.127277	2,048,330	1.07%	-3.97%
2015	1.00%	13,587	11.303362	153,579	1.07%	-4.16%
2014	0.00%	16,199	33.479090	542,328	1.06%	13.45%
2014	0.50%	97,660	46.917703	4,581,983	1.06%	12.89%
2014	0.80%	53,200	44.908354	2,389,124	1.06%	12.55%
2014	1.00%	15,685	11.793744	184,985	1.06%	12.32%
2013	0.00%	17,865	29.509325	527,184	1.24%	34.34%
2013	0.50%	97,257	41.561726	4,042,169	1.24%	33.67%
2013	0.80%	62,939	39.901274	2,511,346	1.24%	33.27%
2013	1.00%	15,129	10.499772	158,851	1.24%	33.01%
2012	0.00%	19,449	21.965624	427,209	0.80%	11.97%
2012	0.50%	99,652	31.091907	3,098,371	0.80%	11.42%
2012	0.80%	72,243	29.939352	2,162,909	0.80%	11.08%
2012	1.00%	17,745	7.894104	140,081	0.80%	10.86%
2011	0.00%	21,010	19.616581	412,144	0.89%	0.90%
2011	0.50%	108,447	27.906384	3,026,364	0.89%	0.40%
2011	0.80%	82,025	26.952830	2,210,806	0.89%	0.10%
2011	1.00%	25,610	7.120901	182,366	0.89%	-0.10%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2015	0.80%	904	11.134016	10,065	0.06%	-6.57%
2014	0.50%	523	12.012319	6,282	0.04%	3.43%
2014	0.80%	947	11.916637	11,285	0.04%	3.12%
2013	0.50%	527	11.614308	6,121	0.08%	13.00%
2013	0.80%	959	11.556408	11,083	0.08%	12.66%
2012	0.50%	532	10.278168	5,468	0.00%	2.78%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2015	0.00%	2,015	14.722930	29,667	0.00%	1.21%
2015	0.50%	15,276	14.454682	220,810	0.00%	0.70%
2015	0.80%	2,494	14.296093	35,654	0.00%	0.40%
2014	0.00%	2,351	14.547427	34,201	0.00%	8.04%
2014	0.50%	10,579	14.353979	151,851	0.00%	7.50%
2014	0.80%	2,587	14.239161	36,837	0.00%	7.18%
2013	0.00%	2,463	13.465170	33,165	0.41%	37.01%
2013	0.50%	10,788	13.352737	144,049	0.41%	36.33%
2013	0.80%	2,919	13.285742	38,781	0.41%	35.92%
2012	0.00%	2,945	9.827596	28,942	0.00%	-1.72%	4/27/2012
2012	0.50%	10,719	9.794347	104,986	0.00%	-2.06%	4/27/2012
2012	0.80%	3,722	9.774456	36,381	0.00%	-2.26%	4/27/2012
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2015	0.50%	8,885	9.809355	87,156	4.50%	-4.58%
2015	0.80%	2,867	9.760364	27,983	4.50%	-4.86%
2014	0.50%	8,480	10.280010	87,174	0.00%	2.80%	5/1/2014
2014	0.80%	833	10.259413	8,546	0.00%	2.59%	5/1/2014

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Balanced Portfolio: Service Shares (JABS)
2015	0.00%	6,053	$26.705237	$161,647	1.59%	0.41%
2015	0.50%	43,622	25.066501	1,093,451	1.59%	-0.09%
2015	0.80%	4,027	24.131876	97,179	1.59%	-0.39%
2014	0.00%	6,247	26.596035	166,145	1.53%	8.24%
2014	0.50%	54,289	25.089133	1,362,064	1.53%	7.70%
2014	0.80%	3,795	24.226239	91,939	1.53%	7.38%
2013	0.00%	6,681	24.571761	164,164	2.03%	19.80%
2013	0.50%	53,592	23.295722	1,248,464	2.03%	19.20%
2013	0.80%	4,254	22.562091	95,979	2.03%	18.85%
2012	0.00%	6,544	20.510267	134,219	2.45%	13.37%
2012	0.50%	66,020	19.542573	1,290,201	2.45%	12.81%
2012	0.80%	4,774	18.983974	90,629	2.45%	12.47%
2011	0.00%	3,796	18.090668	68,672	2.42%	1.35%
2011	0.50%	84,060	17.323728	1,456,233	2.42%	0.85%
2011	0.80%	5,460	16.879234	92,161	2.42%	0.55%
Forty Portfolio: Service Shares (JACAS)
2015	0.00%	38,461	19.681241	756,960	1.23%	11.94%
2015	0.50%	152,074	18.198114	2,767,460	1.23%	11.38%
2015	0.80%	23,114	17.362476	401,316	1.23%	11.05%
2015	1.00%	39,464	17.571689	693,449	1.23%	10.82%
2014	0.00%	33,078	17.582418	581,591	0.03%	8.47%
2014	0.50%	149,191	16.338927	2,437,621	0.03%	7.93%
2014	0.80%	27,099	15.635493	423,706	0.03%	7.60%
2014	1.00%	19,934	15.855574	316,065	0.03%	7.39%
2013	0.00%	36,834	16.209830	597,073	0.57%	30.89%
2013	0.50%	173,739	15.138919	2,630,221	0.57%	30.23%
2013	0.80%	35,260	14.530669	512,351	0.57%	29.84%
2013	1.00%	23,989	14.764693	354,190	0.57%	29.58%
2012	0.00%	43,000	12.384741	532,544	0.58%	23.86%
2012	0.50%	188,843	11.624473	2,195,200	0.58%	23.24%
2012	0.80%	45,537	11.190935	509,602	0.58%	22.87%
2012	1.00%	49,672	11.393919	565,959	0.58%	22.62%
2011	0.00%	61,290	9.999175	612,849	0.23%	-6.94%
2011	0.50%	204,085	9.432470	1,925,026	0.23%	-7.40%
2011	0.80%	51,667	9.108015	470,584	0.23%	-7.68%
2011	1.00%	37,117	9.291820	344,884	0.23%	-7.87%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.00%	45,665	$9.978812	$455,682	0.76%	4.65%
2015	0.50%	145,966	9.226629	1,346,774	0.76%	4.12%
2015	0.80%	12,396	8.802803	109,120	0.76%	3.81%
2015	1.00%	28,378	8.943715	253,805	0.76%	3.60%
2014	0.00%	40,647	9.535810	387,602	0.00%	9.35%
2014	0.50%	112,333	8.861220	995,407	0.00%	8.80%
2014	0.80%	14,262	8.479586	120,936	0.00%	8.48%
2014	1.00%	26,948	8.632565	232,630	0.00%	8.26%
2013	0.00%	43,908	8.720680	382,908	0.00%	35.39%
2013	0.50%	151,983	8.144356	1,237,804	0.00%	34.72%
2013	0.80%	16,143	7.817003	126,190	0.00%	34.31%
2013	1.00%	27,256	7.973959	217,338	0.00%	34.04%
2013	1.30%	11	7.300366	80	0.00%	33.64%
2012	0.00%	44,277	6.441181	285,196	0.00%	19.15%
2012	0.50%	155,921	6.045616	942,638	0.00%	18.55%
2012	0.80%	19,980	5.820037	116,284	0.00%	18.20%
2012	1.00%	24,515	5.948768	145,834	0.00%	17.96%
2012	1.30%	11	5.462609	60	0.00%	17.61%
2011	0.00%	59,113	5.405987	319,564	0.00%	-8.66%
2011	0.50%	83,027	5.099493	423,396	0.00%	-9.11%
2011	0.80%	13,985	4.923995	68,862	0.00%	-9.38%
2011	1.00%	16,819	5.043000	84,818	0.00%	-9.56%
Overseas Portfolio: Service Shares (JAIGS)
2015	0.00%	23,628	13.412445	316,909	0.50%	-8.80%
2015	0.50%	149,951	12.401443	1,859,609	0.50%	-9.26%
2015	0.80%	31,686	11.831820	374,903	0.50%	-9.53%
2015	1.00%	13,590	12.610885	171,382	0.50%	-9.71%
2014	0.00%	24,321	14.707142	357,692	5.83%	-12.10%
2014	0.50%	169,881	13.666799	2,321,729	5.83%	-12.54%
2014	0.80%	34,957	13.078293	457,178	5.83%	-12.80%
2014	1.00%	15,736	13.967364	219,790	5.83%	-12.98%
2013	0.00%	26,990	16.731743	451,590	3.03%	14.28%
2013	0.50%	206,980	15.626200	3,234,311	3.03%	13.71%
2013	0.80%	42,158	14.998307	632,299	3.03%	13.37%
2013	1.00%	25,422	16.050014	408,023	3.03%	13.14%
2012	0.00%	29,255	14.640868	428,319	0.85%	13.18%
2012	0.50%	248,458	13.741998	3,414,309	0.85%	12.62%
2012	0.80%	52,919	13.229420	700,088	0.85%	12.28%
2012	1.00%	27,845	14.185418	394,993	0.85%	12.05%
2011	0.00%	40,409	12.935745	522,721	0.40%	-32.34%
2011	0.50%	60,202	12.202589	734,620	0.40%	-32.67%
2011	0.80%	12,846	11.782833	151,362	0.40%	-32.88%
2011	1.00%	60,882	12.659656	770,745	0.40%	-33.01%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2015	0.00%	237	9.859642	2,337	0.50%	-1.40%	3/27/2015
2015	0.50%	18,779	9.822021	184,448	0.50%	-1.78%	3/27/2015
2015	0.80%	1,620	9.799511	15,875	0.50%	-2.00%	3/27/2015

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust - MFS New Discovery Series - Initial Class (MNDIC)
2015	0.50%	7,452	$13.068207	$97,384	0.00%	-2.37%
2015	0.80%	2,770	12.925222	35,803	0.00%	-2.67%
2014	0.50%	9,319	13.386093	124,745	0.00%	-7.72%
2014	0.80%	3,188	13.279431	42,335	0.00%	-8.00%
2013	0.50%	19,043	14.505988	276,238	0.00%	40.81%
2013	0.80%	2,531	14.433683	36,532	0.00%	40.39%
2012	0.50%	3,032	10.301526	31,234	0.00%	3.02%	5/1/2012
2012	0.80%	621	10.280941	6,384	0.00%	2.81%	5/1/2012
Value Series - Initial Class (MVFIC)
2015	0.00%	8,161	31.585843	257,772	2.35%	-0.74%
2015	0.50%	75,462	29.647517	2,237,261	2.35%	-1.23%
2015	0.80%	4,220	28.542042	120,447	2.35%	-1.53%
2014	0.00%	10,239	31.820252	325,808	1.33%	10.51%
2014	0.50%	74,848	30.017248	2,246,731	1.33%	9.96%
2014	0.80%	4,569	28.984824	132,432	1.33%	9.63%
2013	0.00%	9,427	28.794051	271,442	1.22%	35.89%
2013	0.50%	54,778	27.298649	1,495,365	1.22%	35.21%
2013	0.80%	6,880	26.438908	181,900	1.22%	34.80%
2012	0.00%	7,952	21.189802	168,501	1.75%	16.26%
2012	0.50%	62,380	20.189915	1,259,447	1.75%	15.68%
2012	0.80%	7,555	19.612765	148,174	1.75%	15.33%
2011	0.00%	10,143	18.226114	184,867	1.48%	-0.30%
2011	0.50%	92,819	17.453308	1,619,999	1.48%	-0.80%
2011	0.80%	7,870	17.005440	133,833	1.48%	-1.10%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2015	0.00%	893	15.862273	14,165	3.38%	-0.65%
2015	0.50%	15,180	14.888818	226,012	3.38%	-1.15%
2015	0.80%	1,157	14.333624	16,584	3.38%	-1.44%
2014	0.00%	1,541	15.966198	24,604	3.24%	7.85%
2014	0.50%	16,841	15.061499	253,651	3.24%	7.32%
2014	0.80%	1,071	14.543436	15,576	3.24%	7.00%
2013	0.00%	7,055	14.803414	104,438	3.97%	-0.32%
2013	0.50%	10,340	14.034591	145,118	3.97%	-0.81%
2013	0.80%	1,272	13.592553	17,290	3.97%	-1.11%
2012	0.00%	5,129	14.850467	76,168	5.75%	9.44%
2012	0.50%	16,286	14.149776	230,443	5.75%	8.89%
2012	0.80%	1,741	13.745300	23,931	5.75%	8.57%
2011	0.00%	5,195	13.569488	70,493	3.62%	5.65%
2011	0.50%	10,523	12.994186	136,738	3.62%	5.12%
2011	0.80%	2,121	12.660760	26,853	3.62%	4.81%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	0.00%	3,183	$32.546083	$103,594	5.12%	-1.12%
2015	0.50%	18,372	29.587592	543,583	5.12%	-1.61%
2015	0.80%	3,564	28.076874	100,066	5.12%	-1.90%
2015	1.00%	1,810	27.704633	50,145	5.12%	-2.10%
2014	0.00%	4,735	32.913131	155,844	5.45%	2.93%
2014	0.50%	20,141	30.071320	605,666	5.45%	2.41%
2014	0.80%	3,683	28.621666	105,414	5.45%	2.11%
2014	1.00%	1,240	28.298765	35,090	5.45%	1.90%
2013	0.00%	5,572	31.976955	178,176	3.76%	-8.75%
2013	0.50%	24,973	29.362442	733,268	3.76%	-9.20%
2013	0.80%	4,398	28.030943	123,280	3.76%	-9.48%
2013	1.00%	7,602	27.770198	211,109	3.76%	-9.66%
2012	0.00%	5,484	35.042942	192,175	2.88%	17.96%
2012	0.50%	33,503	32.339111	1,083,457	2.88%	17.37%
2012	0.80%	6,099	30.965468	188,858	2.88%	17.02%
2012	1.00%	11,005	30.738881	338,281	2.88%	16.78%
2011	0.00%	6,472	29.707233	192,265	3.16%	7.03%
2011	0.50%	34,581	27.552804	952,804	3.16%	6.50%
2011	0.80%	6,431	26.461901	170,176	3.16%	6.18%
2011	1.00%	9,433	26.320970	248,286	3.16%	5.97%
U.S. Real Estate Portfolio - Class I (MSVRE)
2015	0.00%	5,368	85.535733	459,156	1.29%	2.17%
2015	0.80%	7	80.842950	566	1.29%	1.36%
2015	1.00%	19,437	41.468961	806,032	1.29%	1.15%
2014	0.00%	5,467	83.718637	457,690	1.49%	29.72%
2014	0.80%	7	79.761003	558	1.49%	28.69%
2014	1.00%	28,152	40.995865	1,154,116	1.49%	28.43%
2013	0.00%	6,565	64.537567	423,689	1.21%	2.05%
2013	0.80%	7	61.979946	434	1.21%	1.24%
2013	1.00%	25,827	31.920385	824,408	1.21%	1.04%
2012	0.00%	7,751	63.238652	490,163	0.84%	15.84%
2012	0.80%	7	61.220395	429	0.84%	14.91%
2012	1.00%	43,683	31.592343	1,380,048	0.84%	14.68%
2011	0.00%	9,460	54.593503	516,455	0.97%	5.92%
2011	0.80%	7	53.276522	373	0.97%	5.08%
2011	1.00%	46,749	27.548115	1,287,847	0.97%	4.87%
NVIT Investor Destinations Managed Growth Class I (IDPG)
2015	0.50%	15,862	9.687322	153,660	1.71%	-4.19%
NVIT Bond Index Fund Class I (NVBX)
2015	0.50%	7,084	10.207041	72,307	2.52%	-0.36%
2015	0.80%	741	10.156065	7,526	2.52%	-0.66%
2014	0.50%	4,162	10.243678	42,634	3.72%	2.44%	5/1/2014
2014	0.80%	18	10.223154	184	3.72%	2.23%	5/1/2014
NVIT International Index Fund Class I (NVIX)
2015	0.50%	9,463	9.034998	85,498	3.18%	-1.45%
2015	0.80%	409	8.989867	3,677	3.18%	-1.75%
2014	0.50%	50	9.168219	458	2.22%	-8.32%	5/1/2014
2014	0.80%	403	9.149840	3,687	2.22%	-8.50%	5/1/2014

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.00%	38,165	$23.497274	$896,773	2.35%	-4.28%
2015	0.50%	199,100	22.727043	4,524,954	2.35%	-4.75%
2015	0.80%	29,699	22.277085	661,607	2.35%	-5.04%
2015	1.00%	31,459	21.982092	691,535	2.35%	-5.23%
2014	0.00%	43,762	24.546677	1,074,212	2.00%	13.12%
2014	0.50%	228,157	23.861093	5,444,075	2.00%	12.55%
2014	0.80%	34,192	23.458993	802,110	2.00%	12.22%
2014	1.00%	34,627	23.194702	803,163	2.00%	11.99%
2013	0.00%	54,402	21.699995	1,180,415	1.83%	31.90%
2013	0.50%	242,960	21.199628	5,150,662	1.83%	31.24%
2013	0.80%	42,091	20.904981	879,912	1.83%	30.85%
2013	1.00%	32,590	20.710842	674,966	1.83%	30.59%
2012	0.00%	64,944	16.452105	1,068,466	0.95%	14.66%
2012	0.50%	264,220	16.153244	4,268,010	0.95%	14.09%
2012	0.80%	52,739	15.976557	842,588	0.95%	13.75%
2012	1.00%	46,918	15.859841	744,112	0.95%	13.52%
2011	0.00%	75,881	14.348277	1,088,762	1.63%	0.65%
2011	0.50%	321,145	14.158408	4,546,902	1.63%	0.15%
2011	0.80%	64,614	14.045709	907,549	1.63%	-0.15%
2011	1.00%	52,825	13.971078	738,022	1.63%	-0.35%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.00%	11,235	16.606784	186,577	1.47%	0.98%
2015	0.50%	154,817	15.823041	2,449,676	1.47%	0.48%
2015	0.80%	17,356	15.370711	266,774	1.47%	0.18%
2014	0.00%	10,445	16.444935	171,767	0.94%	4.99%
2014	0.50%	129,499	15.747381	2,039,270	0.94%	4.47%
2014	0.80%	17,023	15.343176	261,187	0.94%	4.15%
2013	0.00%	12,346	15.663250	193,378	1.34%	23.28%
2013	0.50%	94,608	15.074035	1,426,124	1.34%	22.67%
2013	0.80%	17,406	14.731250	256,412	1.34%	22.30%
2012	0.00%	5,562	12.704984	70,665	1.43%	15.72%
2012	0.50%	85,379	12.288311	1,049,164	1.43%	15.14%
2012	0.80%	21,712	12.044923	261,519	1.43%	14.79%
2011	0.00%	5,660	10.979437	62,144	1.43%	0.93%
2011	0.50%	70,814	10.672693	755,776	1.43%	0.43%
2011	0.80%	15,136	10.492803	158,819	1.43%	0.13%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	0.00%	388	13.166435	5,109	1.34%	-0.23%
2015	0.50%	49,437	12.545212	620,198	1.34%	-0.73%
2015	0.80%	4,367	12.186595	53,219	1.34%	-1.03%
2014	0.00%	406	13.196903	5,358	1.15%	4.98%
2014	0.50%	56,597	12.637276	715,232	1.15%	4.45%
2014	0.80%	4,436	12.312919	54,620	1.15%	4.14%
2013	0.00%	424	12.571090	5,330	1.73%	-2.57%
2013	0.50%	66,168	12.098332	800,522	1.73%	-3.06%
2013	0.80%	4,585	11.823220	54,209	1.73%	-3.35%
2012	0.00%	3,749	12.903197	48,374	1.92%	4.97%
2012	0.50%	67,226	12.480192	838,993	1.92%	4.44%
2012	0.80%	5,234	12.233039	64,028	1.92%	4.13%
2011	0.00%	5,942	12.292646	73,043	2.31%	5.72%
2011	0.50%	89,002	11.949408	1,063,521	2.31%	5.20%
2011	0.80%	6,129	11.748041	72,004	2.31%	4.88%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.00%	5,004	$18.531767	$92,733	0.65%	6.54%
2015	0.50%	76,732	17.657174	1,354,870	0.65%	6.01%
2015	0.80%	10,443	17.152313	179,122	0.65%	5.69%
2014	0.00%	5,523	17.393687	96,065	0.68%	1.84%
2014	0.50%	78,503	16.655884	1,307,537	0.68%	1.33%
2014	0.80%	10,909	16.228270	177,034	0.68%	1.02%
2013	0.00%	6,010	17.080144	102,652	0.38%	28.64%
2013	0.50%	82,382	16.437630	1,354,165	0.38%	28.00%
2013	0.80%	13,274	16.063746	213,230	0.38%	27.62%
2012	0.00%	5,401	13.277399	71,711	0.80%	22.09%
2012	0.50%	93,461	12.841941	1,200,221	0.80%	21.48%
2012	0.80%	15,246	12.587521	191,909	0.80%	21.11%
2011	0.00%	6,655	10.875437	72,376	0.95%	-9.31%
2011	0.50%	137,757	10.571579	1,456,309	0.95%	-9.76%
2011	0.80%	13,570	10.393328	141,037	0.95%	-10.03%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.00%	7,304	17.702463	129,299	0.72%	6.43%
2015	0.50%	89,046	16.866914	1,501,931	0.72%	5.90%
2015	0.80%	11,526	16.384632	188,849	0.72%	5.58%
2014	0.00%	7,831	16.633406	130,256	0.44%	8.07%
2014	0.50%	92,006	15.927752	1,465,449	0.44%	7.53%
2014	0.80%	12,954	15.518818	201,031	0.44%	7.21%
2013	0.00%	7,647	15.391784	117,701	0.33%	29.61%
2013	0.50%	108,301	14.812689	1,604,229	0.33%	28.96%
2013	0.80%	15,200	14.475737	220,031	0.33%	28.58%
2012	0.00%	7,791	11.875465	92,522	0.22%	17.40%
2012	0.50%	117,743	11.485910	1,352,386	0.22%	16.81%
2012	0.80%	16,640	11.258336	187,339	0.22%	16.46%
2011	0.00%	9,503	10.115272	96,125	0.27%	-4.69%
2011	0.50%	154,823	9.832585	1,522,310	0.27%	-5.16%
2011	0.80%	18,599	9.666797	179,793	0.27%	-5.45%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.00%	1,720	15.067505	25,916	0.82%	1.09%
2015	0.50%	52,281	14.428331	754,328	0.82%	0.58%
2015	0.80%	3,552	14.057897	49,934	0.82%	0.28%
2014	0.00%	1,754	14.905501	26,144	0.81%	10.23%
2014	0.50%	71,601	14.344756	1,027,099	0.81%	9.68%
2014	0.80%	4,154	14.018469	58,233	0.81%	9.35%
2013	0.00%	2,514	13.522509	33,996	1.03%	32.97%
2013	0.50%	67,370	13.079019	881,134	1.03%	32.31%
2013	0.80%	4,359	12.819916	55,882	1.03%	31.91%
2012	0.00%	2,914	10.169772	29,635	0.95%	17.06%
2012	0.50%	69,302	9.885503	685,085	0.95%	16.48%
2012	0.80%	3,797	9.718758	36,902	0.95%	16.13%
2011	0.00%	2,657	8.687464	23,083	0.99%	-2.24%
2011	0.50%	115,306	8.487048	978,608	0.99%	-2.72%
2011	0.80%	3,715	8.369014	31,091	0.99%	-3.01%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.00%	10,207	$21.630634	$220,784	4.79%	-2.61%
2015	0.50%	33,330	20.303323	676,710	4.79%	-3.09%
2015	0.80%	3,787	19.546248	74,022	4.79%	-3.38%
2014	0.00%	15,551	22.209619	345,382	5.49%	2.55%
2014	0.50%	41,571	20.951308	870,967	5.49%	2.04%
2014	0.80%	5,158	20.230706	104,350	5.49%	1.73%
2013	0.00%	2,808	21.657285	60,814	6.61%	7.07%
2013	0.50%	2,043	20.532668	41,948	6.61%	6.54%
2013	0.80%	384	19.886039	7,636	6.61%	6.22%
2012	0.00%	2,854	20.226839	57,727	6.54%	14.56%
2012	0.50%	2,123	19.272608	40,916	6.54%	13.98%
2012	0.80%	407	18.721734	7,620	6.54%	13.64%
2011	0.00%	4,766	17.656619	84,151	8.19%	3.82%
2011	0.50%	2,410	16.908181	40,749	8.19%	3.30%
2011	0.80%	570	16.474351	9,390	8.19%	2.99%
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.00%	10,524	21.512038	226,393	0.83%	-15.99%
2015	0.50%	75,298	19.932578	1,500,883	0.83%	-16.41%
2015	0.80%	10,108	19.041117	192,468	0.83%	-16.67%
2015	1.00%	12,514	18.193147	227,669	0.83%	-16.83%
2014	0.00%	11,469	25.608009	293,698	1.27%	-5.51%
2014	0.50%	78,785	23.846907	1,878,779	1.27%	-5.98%
2014	0.80%	12,134	22.848918	277,249	1.27%	-6.26%
2014	1.00%	12,637	21.875140	276,436	1.27%	-6.45%
2013	0.00%	754	27.100074	20,433	1.13%	0.75%
2013	0.50%	14,668	25.362948	372,024	1.13%	0.24%
2013	0.80%	1,886	24.374582	45,970	1.13%	-0.06%
2013	1.00%	17,361	23.382534	405,944	1.13%	-0.26%
2012	0.00%	869	26.899413	23,376	0.49%	17.22%
2012	0.50%	16,753	25.301371	423,874	0.49%	16.63%
2012	0.80%	2,308	24.388485	56,289	0.49%	16.28%
2012	1.00%	20,461	23.442718	479,661	0.49%	16.05%
2011	0.00%	985	22.948246	22,604	0.64%	-22.37%
2011	0.50%	19,654	21.693374	426,362	0.64%	-22.76%
2011	0.80%	2,961	20.973634	62,103	0.64%	-22.99%
2011	1.00%	22,453	20.200753	453,568	0.64%	-23.15%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2015	0.00%	23,440	$16.060113	$376,449	0.49%	-3.06%
2015	0.50%	195,376	14.880984	2,907,387	0.49%	-3.54%
2015	0.80%	29,478	14.215565	419,046	0.49%	-3.83%
2015	1.00%	1,044	13.861728	14,472	0.49%	-4.02%
2014	0.00%	26,132	16.566460	432,915	2.89%	-0.45%
2014	0.50%	216,564	15.427137	3,340,962	2.89%	-0.94%
2014	0.80%	34,206	14.781599	505,619	2.89%	-1.24%
2014	1.00%	2,802	14.442552	40,468	2.89%	-1.44%
2013	0.00%	7,722	16.641029	128,502	0.54%	17.83%
2013	0.50%	29,091	15.574278	453,071	0.54%	17.24%
2013	0.80%	4,751	14.967429	71,110	0.54%	16.89%
2013	1.00%	1,823	14.653397	26,713	0.54%	16.66%
2012	0.00%	9,497	14.122631	134,123	0.85%	15.61%
2012	0.50%	30,028	13.283536	398,878	0.85%	15.03%
2012	0.80%	5,275	12.804278	67,543	0.85%	14.68%
2012	1.00%	1,136	12.560723	14,269	0.85%	14.46%
2011	0.00%	11,889	12.216006	145,236	1.21%	-9.76%
2011	0.50%	29,995	11.547898	346,379	1.21%	-10.21%
2011	0.80%	5,692	11.164772	63,550	1.21%	-10.48%
2011	1.00%	2,338	10.974373	25,658	1.21%	-10.66%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	0.00%	61,213	14.364226	879,277	0.77%	-1.08%
2015	0.50%	750,786	13.823879	10,378,775	0.77%	-1.57%
2015	0.80%	139,591	13.509410	1,885,792	0.77%	-1.87%
2015	1.00%	3,427	13.303772	45,592	0.77%	-2.06%
2014	0.00%	68,047	14.520984	988,109	0.88%	6.60%
2014	0.50%	810,822	14.044790	11,387,825	0.88%	6.07%
2014	0.80%	161,234	13.766559	2,219,637	0.88%	5.75%
2014	1.00%	4,364	13.584144	59,281	0.88%	5.54%
2013	0.00%	80,186	13.621982	1,092,292	1.04%	43.82%
2013	0.50%	889,883	13.241308	11,783,215	1.04%	43.10%
2013	0.80%	204,304	13.018003	2,659,630	1.04%	42.67%
2013	1.00%	4,637	12.871222	59,684	1.04%	42.39%
2012	0.00%	81,034	9.471654	767,526	1.47%	16.94%
2012	0.50%	929,767	9.253058	8,603,188	1.47%	16.36%
2012	0.80%	244,333	9.124314	2,229,371	1.47%	16.01%
2011	0.00%	88,502	8.099461	716,818	0.57%	-11.62%
2011	0.50%	1,006,367	7.952277	8,002,909	0.57%	-12.06%
2011	0.80%	281,765	7.865245	2,216,151	0.57%	-12.32%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2015	0.50%	6,114	15.962214	97,593	0.85%	-0.82%
2015	0.80%	852	15.599224	13,291	0.85%	-1.12%
2014	0.50%	7,812	16.094343	125,729	0.95%	10.05%
2014	0.80%	824	15.775608	12,999	0.95%	9.72%
2013	0.50%	8,369	14.624455	122,392	0.94%	38.07%
2013	0.80%	967	14.377892	13,903	0.94%	37.66%
2012	0.50%	8,154	10.591756	86,365	0.59%	10.94%
2012	0.80%	540	10.444446	5,640	0.59%	10.61%
2011	0.50%	23,204	9.547148	221,532	0.78%	-3.66%
2011	0.80%	1,623	9.442714	15,326	0.78%	-3.95%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2015	0.50%	18,331	$13.346240	$244,650	2.71%	-2.07%
2015	0.80%	4,713	13.042718	61,470	2.71%	-2.36%
2014	0.50%	17,610	13.627822	239,986	2.11%	3.95%
2014	0.80%	6,305	13.357922	84,222	2.11%	3.64%
2013	0.50%	18,478	13.109417	242,236	1.50%	29.00%
2013	0.80%	7,976	12.888391	102,798	1.50%	28.62%
2012	0.50%	8,186	10.162172	83,188	1.08%	15.64%
2012	0.80%	7,584	10.020827	75,998	1.08%	15.30%
2011	0.50%	10,030	8.787510	88,139	2.01%	-6.65%
2011	0.80%	5,766	8.691366	50,114	2.01%	-6.93%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2015	0.00%	397	13.800315	5,479	3.15%	-1.05%
2015	0.50%	51,506	13.281354	684,069	3.15%	-1.55%
2015	0.80%	3,990	12.979315	51,787	3.15%	-1.84%
2014	0.00%	407	13.947302	5,677	2.23%	4.46%
2014	0.50%	24,444	13.490111	329,752	2.23%	3.94%
2014	0.80%	4,636	13.222946	61,302	2.23%	3.63%
2013	0.00%	417	13.351426	5,568	2.05%	14.72%
2013	0.50%	26,818	12.978480	348,057	2.05%	14.15%
2013	0.80%	6,218	12.759683	79,340	2.05%	13.80%
2012	0.00%	426	11.638522	4,958	1.48%	11.24%
2012	0.50%	12,209	11.370100	138,818	1.48%	10.68%
2012	0.80%	8,407	11.211995	94,259	1.48%	10.35%
2011	0.00%	437	10.462826	4,572	2.59%	-1.26%
2011	0.50%	3,104	10.272876	31,887	2.59%	-1.75%
2011	0.80%	10,388	10.160539	105,548	2.59%	-2.05%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2015	0.00%	442	14.021191	6,197	3.01%	-1.15%
2015	0.50%	39,708	13.493842	535,813	3.01%	-1.64%
2015	0.80%	7,360	13.187024	97,056	3.01%	-1.93%
2014	0.00%	452	14.183683	6,411	2.46%	4.70%
2014	0.50%	49,019	13.718657	672,475	2.46%	4.18%
2014	0.80%	7,603	13.447019	102,238	2.46%	3.87%
2013	0.00%	463	13.546578	6,272	1.94%	21.44%
2013	0.50%	52,578	13.168123	692,354	1.94%	20.84%
2013	0.80%	8,110	12.946159	104,993	1.94%	20.48%
2012	0.00%	474	11.154725	5,287	1.51%	13.74%
2012	0.50%	39,272	10.897413	427,963	1.51%	13.17%
2012	0.80%	6,735	10.745888	72,374	1.51%	12.83%
2011	0.00%	485	9.807509	4,757	2.24%	-3.37%
2011	0.50%	34,007	9.629406	327,467	2.24%	-3.85%
2011	0.80%	7,281	9.524103	69,345	2.24%	-4.13%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2015	0.00%	244	$13.034982	$3,181	1.72%	-0.65%
2015	0.50%	2,512	12.544832	31,513	1.72%	-1.15%
2015	0.80%	894	12.259602	10,960	1.72%	-1.44%
2014	0.00%	250	13.120260	3,280	0.27%	3.42%
2014	0.50%	8,580	12.690207	108,882	0.27%	2.91%
2014	0.80%	897	12.438930	11,158	0.27%	2.60%
2013	0.00%	256	12.686282	3,248	1.85%	5.03%
2013	0.50%	118,087	12.331960	1,456,244	1.85%	4.50%
2013	0.80%	3,870	12.124095	46,920	1.85%	4.19%
2012	0.00%	262	12.078891	3,165	1.97%	7.58%
2012	0.50%	125,677	11.800384	1,483,037	1.97%	7.04%
2012	0.80%	2,499	11.636337	29,079	1.97%	6.72%
2011	0.00%	2,769	11.227964	31,090	2.16%	1.50%
2011	0.50%	7,054	11.024191	77,765	2.16%	0.99%
2011	0.80%	2,400	10.903683	26,169	2.16%	0.69%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2015	0.00%	7,798	13.935133	108,666	3.00%	-0.98%
2015	0.50%	69,776	13.411061	935,770	3.00%	-1.47%
2015	0.80%	14,769	13.106100	193,564	3.00%	-1.76%
2014	0.00%	7,957	14.072360	111,974	2.49%	4.66%
2014	0.50%	62,397	13.611027	849,287	2.49%	4.14%
2014	0.80%	18,118	13.341496	241,721	2.49%	3.82%
2013	0.00%	8,120	13.446120	109,182	1.72%	17.98%
2013	0.50%	61,511	13.070501	803,980	1.72%	17.39%
2013	0.80%	22,118	12.850167	284,220	1.72%	17.04%
2012	0.00%	8,286	11.397169	94,437	1.52%	12.45%
2012	0.50%	61,650	11.134287	686,429	1.52%	11.89%
2012	0.80%	22,093	10.979484	242,570	1.52%	11.55%
2011	0.00%	8,440	10.135390	85,543	2.45%	-2.25%
2011	0.50%	61,673	9.951354	613,730	2.45%	-2.73%
2011	0.80%	21,926	9.842542	215,808	2.45%	-3.02%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2015	0.50%	43,784	13.397846	586,611	3.02%	-1.92%
2015	0.80%	9,353	13.093144	122,460	3.02%	-2.21%
2014	0.50%	41,362	13.659891	565,000	2.60%	4.14%
2014	0.80%	11,437	13.389348	153,134	2.60%	3.82%
2013	0.50%	37,730	13.117335	494,917	1.59%	23.74%
2013	0.80%	13,960	12.896172	180,031	1.59%	23.36%
2012	0.50%	28,065	10.601144	297,521	1.37%	14.10%
2012	0.80%	18,386	10.453700	192,202	1.37%	13.75%
2011	0.50%	18,827	9.291441	174,930	2.58%	-5.05%
2011	0.80%	20,521	9.189793	188,584	2.58%	-5.33%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2015	0.00%	3,965	$13.598100	$53,916	2.15%	-0.88%
2015	0.50%	7,021	13.086745	91,882	2.15%	-1.37%
2015	0.80%	2,852	12.789198	36,475	2.15%	-1.67%
2014	0.00%	10,355	13.718708	142,057	2.34%	4.17%
2014	0.50%	9,359	13.269010	124,185	2.34%	3.65%
2014	0.80%	2,941	13.006282	38,251	2.34%	3.34%
2013	0.00%	12,117	13.169178	159,571	1.72%	11.33%
2013	0.50%	10,274	12.801334	131,521	1.72%	10.78%
2013	0.80%	3,671	12.585576	46,202	1.72%	10.44%
2012	0.00%	12,345	11.828808	146,027	1.57%	10.13%
2012	0.50%	13,367	11.556019	154,469	1.57%	9.58%
2012	0.80%	4,247	11.395367	48,396	1.57%	9.25%
2011	0.00%	12,584	10.740467	135,158	2.72%	-0.28%
2011	0.50%	15,078	10.545498	159,005	2.72%	-0.78%
2011	0.80%	5,377	10.430205	56,083	2.72%	-1.07%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	0.00%	586	13.609836	7,975	2.98%	-0.72%
2015	0.50%	22,181	13.098062	290,528	2.98%	-1.22%
2015	0.80%	1,767	12.800299	22,618	2.98%	-1.51%
2015	1.00%	14,774	12.605559	186,235	2.98%	-1.71%
2014	0.00%	1,056	13.708553	14,476	2.56%	5.06%
2014	0.50%	22,151	13.259207	293,705	2.56%	4.53%
2014	0.80%	1,802	12.996712	23,420	2.56%	4.22%
2014	1.00%	14,961	12.824610	191,869	2.56%	4.01%
2013	0.00%	632	13.048920	8,247	2.58%	-1.91%
2013	0.50%	24,060	12.684452	305,188	2.58%	-2.40%
2013	0.80%	2,795	12.470693	34,856	2.58%	-2.69%
2013	1.00%	17,988	12.330187	221,795	2.58%	-2.89%
2012	0.00%	5,364	13.303193	71,358	3.26%	7.75%
2012	0.50%	15,991	12.996442	207,826	3.26%	7.22%
2012	0.80%	1,564	12.815824	20,044	3.26%	6.89%
2012	1.00%	13,058	12.696813	165,795	3.26%	6.68%
2011	0.00%	10,606	12.345910	130,941	3.44%	6.59%
2011	0.50%	18,261	12.121845	221,357	3.44%	6.06%
2011	0.80%	1,634	11.989375	19,591	3.44%	5.75%
2011	1.00%	10,223	11.901878	121,673	3.44%	5.54%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2015	0.50%	7,127	14.218455	101,335	1.50%	-0.81%
2015	0.80%	1,232	13.895258	17,119	1.50%	-1.11%
2014	0.50%	13,598	14.335263	194,931	2.44%	4.57%
2014	0.80%	1,107	14.051506	15,555	2.44%	4.25%
2013	0.50%	10,722	13.709338	146,992	2.06%	-2.26%
2013	0.80%	1,157	13.478328	15,594	2.06%	-2.56%
2012	0.50%	13,334	14.026661	187,031	2.43%	6.84%
2012	0.80%	1,636	13.831749	22,629	2.43%	6.52%
2011	0.50%	10,094	13.128149	132,516	2.91%	5.84%
2011	0.80%	828	12.984709	10,751	2.91%	5.53%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class I (TRF)
2015	0.00%	85,545	$35.133556	$3,005,500	1.20%	0.94%
2015	0.50%	352,222	74.184806	26,129,521	1.20%	0.43%
2015	0.80%	304,453	57.982649	17,652,991	1.20%	0.13%
2015	1.00%	52,248	15.514649	810,609	1.20%	-0.07%
2014	0.00%	89,844	34.807939	3,127,284	1.16%	12.15%
2014	0.50%	371,203	73.865693	27,419,167	1.16%	11.59%
2014	0.80%	342,313	57.906704	19,822,218	1.16%	11.25%
2014	1.00%	74,532	15.525349	1,157,135	1.16%	11.03%
2013	0.00%	101,369	31.037588	3,146,249	1.32%	31.10%
2013	0.50%	369,380	66.194760	24,451,020	1.32%	30.45%
2013	0.80%	411,985	52.049003	21,443,409	1.32%	30.06%
2013	1.00%	85,828	13.982782	1,200,114	1.32%	29.80%
2012	0.00%	117,116	23.674524	2,772,666	1.41%	14.21%
2012	0.50%	378,810	50.744233	19,222,423	1.41%	13.64%
2012	0.80%	486,478	40.020036	19,468,867	1.41%	13.30%
2012	1.00%	98,516	10.772753	1,061,289	1.41%	13.08%
2011	0.00%	142,775	20.728147	2,959,461	1.14%	0.53%
2011	0.50%	412,184	44.652135	18,404,896	1.14%	0.03%
2011	0.80%	542,718	35.321483	19,169,605	1.14%	-0.27%
2011	1.00%	108,508	9.527060	1,033,762	1.14%	-0.47%
2011	1.30%	3	34.329664	103	1.14%	-0.77%
NVIT Government Bond Fund - Class I (GBF)
2015	0.00%	35,320	25.802376	911,340	1.69%	-0.11%
2015	0.50%	77,238	43.363363	3,349,299	1.69%	-0.61%
2015	0.80%	29,660	31.927769	946,978	1.69%	-0.90%
2015	1.00%	30,019	16.598821	498,280	1.69%	-1.10%
2014	0.00%	45,593	25.830432	1,177,687	1.97%	4.57%
2014	0.50%	81,961	43.628136	3,575,806	1.97%	4.05%
2014	0.80%	32,043	32.219240	1,032,401	1.97%	3.74%
2014	1.00%	32,342	16.783889	542,825	1.97%	3.53%
2013	0.00%	51,599	24.701818	1,274,589	1.81%	-4.06%
2013	0.50%	88,492	41.930997	3,710,558	1.81%	-4.53%
2013	0.80%	37,197	31.058943	1,155,300	1.81%	-4.82%
2013	1.00%	38,465	16.211842	623,589	1.81%	-5.01%
2012	0.00%	66,264	25.745883	1,706,025	2.14%	3.06%
2012	0.50%	112,707	43.922389	4,950,361	2.14%	2.54%
2012	0.80%	44,154	32.631769	1,440,823	2.14%	2.23%
2012	1.00%	75,338	17.066917	1,285,787	2.14%	2.03%
2011	0.00%	71,393	24.982190	1,783,553	2.93%	7.25%
2011	0.50%	134,783	42.833702	5,773,255	2.93%	6.72%
2011	0.80%	52,003	31.918804	1,659,874	2.93%	6.40%
2011	1.00%	101,054	16.727524	1,690,383	2.93%	6.19%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2015	0.00%	36,461	$25.810261	$941,068	0.35%	4.67%
2015	0.50%	218,365	36.761737	8,027,477	0.35%	4.15%
2015	0.80%	119,221	35.155483	4,191,272	0.35%	3.83%
2015	1.00%	41,762	10.605220	442,895	0.35%	3.63%
2014	0.00%	42,177	24.659135	1,040,048	0.35%	11.33%
2014	0.50%	233,410	35.298207	8,238,954	0.35%	10.77%
2014	0.80%	133,465	33.857321	4,518,767	0.35%	10.44%
2014	1.00%	46,212	10.234057	472,936	0.35%	10.22%
2013	0.00%	48,008	22.149716	1,063,364	0.67%	29.74%
2013	0.50%	236,432	31.865009	7,533,908	0.67%	29.09%
2013	0.80%	162,440	30.656078	4,979,773	0.67%	28.71%
2013	1.00%	52,842	9.284963	490,636	0.67%	28.45%
2013	1.30%	21	27.505011	578	0.67%	28.06%
2012	0.00%	58,712	17.072452	1,002,358	0.55%	14.02%
2012	0.50%	248,603	24.683788	6,136,464	0.55%	13.45%
2012	0.80%	189,859	23.818612	4,522,178	0.55%	13.11%
2012	1.00%	54,423	7.228500	393,397	0.55%	12.88%
2011	0.00%	71,801	14.973016	1,075,078	0.58%	-0.69%
2011	0.50%	266,244	21.757113	5,792,701	0.58%	-1.18%
2011	0.80%	211,204	21.057718	4,447,474	0.58%	-1.48%
2011	1.00%	57,501	6.403442	368,204	0.58%	-1.68%
NVIT International Index Fund - Class II (GVIX2)
2015	0.00%	13,756	9.215814	126,773	2.09%	-1.26%
2015	0.50%	28,482	9.138464	260,282	2.09%	-1.75%
2015	0.80%	647	9.092378	5,883	2.09%	-2.04%
2014	0.00%	14,528	9.333223	135,593	1.63%	-6.67%	4/25/2014
2014	0.50%	27,931	9.301297	259,795	1.63%	-6.99%	4/25/2014
2014	0.80%	635	9.282195	5,894	1.63%	-7.18%	4/25/2014
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.00%	3,611	22.707558	81,997	1.39%	-1.00%
2015	0.50%	73,119	21.179621	1,548,633	1.39%	-1.49%
2015	0.80%	17,157	20.312637	348,504	1.39%	-1.79%
2015	1.00%	784	19.754390	15,487	1.39%	-1.98%
2014	0.00%	3,692	22.936445	84,681	1.55%	4.99%
2014	0.50%	81,629	21.500362	1,755,053	1.55%	4.46%
2014	0.80%	16,565	20.682213	342,601	1.55%	4.15%
2014	1.00%	791	20.154085	15,942	1.55%	3.94%
2013	0.00%	3,770	21.847269	82,364	1.68%	27.25%
2013	0.50%	92,423	20.582038	1,902,254	1.68%	26.61%
2013	0.80%	19,777	19.858311	392,738	1.68%	26.23%
2013	1.00%	797	19.389984	15,454	1.68%	25.98%
2012	0.00%	3,629	17.169227	62,307	1.52%	15.90%
2012	0.50%	88,197	16.255930	1,433,724	1.52%	15.32%
2012	0.80%	23,100	15.731416	363,396	1.52%	14.98%
2012	1.00%	805	15.391139	12,390	1.52%	14.75%
2011	0.00%	3,697	14.813448	54,765	1.80%	-3.93%
2011	0.50%	95,067	14.095927	1,340,057	1.80%	-4.41%
2011	0.80%	27,902	13.682175	381,760	1.80%	-4.70%
2011	1.00%	820	13.413080	10,999	1.80%	-4.89%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.00%	14,518	$16.704200	$242,512	1.70%	-0.17%
2015	0.50%	5,954	16.156606	96,196	1.70%	-0.67%
2015	0.80%	806	15.836701	12,764	1.70%	-0.97%
2014	0.00%	14,741	16.733256	246,665	3.02%	4.59%
2014	0.50%	5,378	16.265827	87,478	3.02%	4.06%
2014	0.80%	1,331	15.991674	21,285	3.02%	3.75%
2013	0.50%	5,308	15.630658	82,968	1.71%	12.86%
2013	0.80%	1,587	15.413373	24,461	1.71%	12.52%
2012	0.50%	4,538	13.849830	62,851	1.85%	8.84%
2012	0.80%	2,262	13.698322	30,986	1.85%	8.51%
2011	0.50%	4,133	12.725028	52,593	2.03%	0.38%
2011	0.80%	1,419	12.623728	17,913	2.03%	0.08%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	0.00%	215	19.013052	4,088	1.47%	-0.53%
2015	0.50%	3,494	18.389805	64,254	1.47%	-1.03%
2015	0.80%	1,573	18.025703	28,354	1.47%	-1.32%
2014	0.00%	234	19.114689	4,473	1.50%	5.21%
2014	0.50%	3,307	18.580794	61,447	1.50%	4.69%
2014	0.80%	2,283	18.267630	41,705	1.50%	4.37%
2013	0.00%	248	18.167791	4,506	1.88%	19.49%
2013	0.50%	4,501	17.748867	79,888	1.88%	18.90%
2013	0.80%	2,886	17.502158	50,511	1.88%	18.54%
2012	0.50%	3,118	14.927778	46,545	1.64%	11.69%
2012	0.80%	2,912	14.764482	42,994	1.64%	11.35%
2011	0.50%	3,601	13.365506	48,129	1.77%	-1.43%
2011	0.80%	2,553	13.259099	33,850	1.77%	-1.72%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.00%	3,939	16.833321	66,306	1.61%	0.26%
2015	0.50%	8,757	15.700819	137,492	1.61%	-0.24%
2015	0.80%	8,264	15.058187	124,441	1.61%	-0.53%
2015	1.00%	8,989	14.644442	131,639	1.61%	-0.73%
2014	0.00%	4,024	16.788858	67,558	1.78%	3.89%
2014	0.50%	9,741	15.737835	153,302	1.78%	3.37%
2014	0.80%	10,194	15.139054	154,328	1.78%	3.06%
2014	1.00%	12,170	14.752556	179,539	1.78%	2.86%
2013	0.00%	5,998	16.160183	96,929	1.58%	4.83%
2013	0.50%	14,238	15.224446	216,766	1.58%	4.31%
2013	0.80%	10,338	14.689194	151,857	1.58%	4.00%
2013	1.00%	7,843	14.342829	112,491	1.58%	3.79%
2012	0.00%	9,213	15.415374	142,022	1.31%	5.18%
2012	0.50%	21,627	14.595544	315,658	1.31%	4.65%
2012	0.80%	11,313	14.124710	159,793	1.31%	4.34%
2012	1.00%	6,951	13.819265	96,058	1.31%	4.13%
2011	0.00%	6,588	14.656785	96,559	2.41%	2.93%
2011	0.50%	41,779	13.947019	582,693	2.41%	2.42%
2011	0.80%	13,467	13.537768	182,313	2.41%	2.11%
2011	1.00%	6,801	13.271591	90,260	2.41%	1.91%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.00%	51,527	$20.473919	$1,054,960	1.44%	-0.33%
2015	0.50%	71,218	19.096332	1,360,003	1.44%	-0.83%
2015	0.80%	41,881	18.314731	767,039	1.44%	-1.13%
2015	1.00%	12,274	17.811493	218,618	1.44%	-1.33%
2014	0.00%	69,066	20.542646	1,418,798	1.65%	5.18%
2014	0.50%	97,671	19.256487	1,880,800	1.65%	4.66%
2014	0.80%	45,931	18.523829	850,818	1.65%	4.34%
2014	1.00%	11,748	18.050914	212,062	1.65%	4.13%
2013	0.00%	80,435	19.530736	1,570,955	1.61%	16.63%
2013	0.50%	105,749	18.399703	1,945,750	1.61%	16.05%
2013	0.80%	51,634	17.752817	916,649	1.61%	15.70%
2013	1.00%	19,722	17.334221	341,866	1.61%	15.47%
2012	0.00%	77,643	16.746328	1,300,235	1.58%	10.81%
2012	0.50%	112,911	15.855596	1,790,271	1.58%	10.26%
2012	0.80%	70,907	15.344089	1,088,003	1.58%	9.93%
2012	1.00%	21,064	15.012265	316,218	1.58%	9.71%
2011	0.00%	109,350	15.112388	1,652,540	2.13%	-0.04%
2011	0.50%	137,944	14.380454	1,983,697	2.13%	-0.54%
2011	0.80%	75,950	13.958439	1,060,143	2.13%	-0.84%
2011	1.00%	18,271	13.683980	250,020	2.13%	-1.03%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.00%	33,868	21.949295	743,379	1.49%	-0.73%
2015	0.50%	153,656	20.472428	3,145,711	1.49%	-1.22%
2015	0.80%	36,259	19.634425	711,925	1.49%	-1.52%
2015	1.00%	19,444	19.094916	371,282	1.49%	-1.72%
2014	0.00%	34,780	22.110620	769,007	1.70%	4.96%
2014	0.50%	158,084	20.726276	3,276,493	1.70%	4.43%
2014	0.80%	44,344	19.937630	884,114	1.70%	4.12%
2014	1.00%	19,783	19.428613	384,356	1.70%	3.91%
2013	0.00%	33,364	21.066347	702,858	1.63%	22.38%
2013	0.50%	165,735	19.846371	3,289,238	1.63%	21.77%
2013	0.80%	51,703	19.148562	990,038	1.63%	21.40%
2013	1.00%	19,992	18.697056	373,792	1.63%	21.16%
2012	0.00%	38,658	17.214305	665,471	1.56%	13.76%
2012	0.50%	166,722	16.298646	2,717,343	1.56%	13.19%
2012	0.80%	67,326	15.772806	1,061,920	1.56%	12.85%
2012	1.00%	35,372	15.431703	545,850	1.56%	12.63%
2011	0.00%	37,793	15.132127	571,888	2.01%	-2.13%
2011	0.50%	204,010	14.399187	2,937,578	2.01%	-2.61%
2011	0.80%	81,321	13.976593	1,136,591	2.01%	-2.90%
2011	1.00%	35,914	13.701766	492,085	2.01%	-3.10%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.00%	6,512	$18.983169	$123,618	1.67%	-0.03%
2015	0.50%	164,221	17.705928	2,907,685	1.67%	-0.53%
2015	0.80%	8,770	16.981269	148,926	1.67%	-0.83%
2015	1.00%	23,318	16.514677	385,089	1.67%	-1.03%
2014	0.00%	6,719	18.988951	127,587	1.81%	4.74%
2014	0.50%	160,074	17.800116	2,849,336	1.81%	4.22%
2014	0.80%	10,824	17.122895	185,338	1.81%	3.90%
2014	1.00%	24,842	16.685759	414,508	1.81%	3.70%
2013	0.00%	6,944	18.129719	125,893	1.73%	10.49%
2013	0.50%	155,987	17.079857	2,664,236	1.73%	9.94%
2013	0.80%	12,071	16.479401	198,923	1.73%	9.61%
2013	1.00%	19,910	16.090841	320,369	1.73%	9.40%
2012	0.00%	12,744	16.407771	209,101	1.74%	8.04%
2012	0.50%	154,565	15.535096	2,401,182	1.74%	7.50%
2012	0.80%	13,202	15.033966	198,478	1.74%	7.18%
2012	1.00%	12,163	14.708875	178,904	1.74%	6.96%
2011	0.00%	18,920	15.186765	287,334	2.27%	2.06%
2011	0.50%	146,362	14.451279	2,115,118	2.27%	1.55%
2011	0.80%	11,647	14.027229	163,375	2.27%	1.25%
2011	1.00%	13,029	13.751450	179,168	2.27%	1.05%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.00%	28,650	32.334576	926,386	1.16%	-2.53%
2015	0.50%	141,727	29.898124	4,237,371	1.16%	-3.02%
2015	0.80%	14,341	28.525303	409,081	1.16%	-3.31%
2015	1.00%	21,780	25.197704	548,806	1.16%	-3.50%
2014	0.00%	20,256	33.175282	671,999	1.07%	9.42%
2014	0.50%	145,643	30.829256	4,490,065	1.07%	8.87%
2014	0.80%	15,989	29.502073	471,709	1.07%	8.55%
2014	1.00%	23,527	26.112699	614,353	1.07%	8.33%
2013	0.00%	21,008	30.319093	636,944	1.14%	33.05%
2013	0.50%	153,576	28.316283	4,348,701	1.14%	32.38%
2013	0.80%	21,551	27.178692	585,728	1.14%	31.99%
2013	1.00%	25,852	24.104406	623,147	1.14%	31.72%
2012	0.00%	18,906	22.788209	430,834	1.01%	17.47%
2012	0.50%	165,403	21.389461	3,537,881	1.01%	16.89%
2012	0.80%	24,568	20.591788	505,899	1.01%	16.53%
2012	1.00%	25,753	18.299103	471,257	1.01%	16.30%
2011	0.00%	26,862	19.398700	521,088	0.77%	-2.54%
2011	0.50%	190,987	18.299463	3,494,960	0.77%	-3.03%
2011	0.80%	26,979	17.670078	476,721	0.77%	-3.32%
2011	1.00%	33,507	15.734191	527,206	0.77%	-3.51%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2015	0.00%	179,968	$15.554998	$2,799,402	0.00%
2015	0.50%	421,561	20.240028	8,532,406	0.00%	-0.50%
2015	0.80%	99,297	15.776044	1,566,514	0.00%	-0.80%
2015	1.00%	220,253	10.639895	2,343,469	0.00%	-1.00%
2014	0.00%	194,903	15.554998	3,031,716	0.00%
2014	0.50%	510,842	20.341726	10,391,408	0.00%	-0.50%
2014	0.80%	122,808	15.903266	1,953,048	0.00%	-0.80%
2014	1.00%	251,792	10.747367	2,706,101	0.00%	-1.00%
2013	0.00%	185,079	15.554998	2,856,986	0.00%
2013	0.50%	522,730	20.443941	10,686,661	0.00%	-0.50%
2013	0.80%	135,933	16.031513	2,179,212	0.00%	-0.80%
2013	1.00%	265,650	10.855923	2,883,876	0.00%	-1.00%
2013	1.30%	886	15.030270	13,317	0.00%	-1.30%
2012	0.00%	202,588	15.554998	3,151,256	0.00%
2012	0.50%	646,978	20.546671	13,293,244	0.00%	-0.50%
2012	0.80%	158,342	16.160793	2,558,932	0.00%	-0.80%
2012	1.00%	284,606	10.965576	3,120,869	0.00%	-1.00%
2012	1.30%	1,044	15.228234	15,898	0.00%	-1.30%
2011	0.00%	276,659	15.554998	4,303,430	0.00%	0.00%
2011	0.50%	656,999	20.650204	13,567,163	0.00%	-0.50%
2011	0.80%	172,798	16.291469	2,815,133	0.00%	-0.80%
2011	1.00%	314,552	11.076639	3,484,179	0.00%	-1.00%
2011	1.30%	428	15.429352	6,604	0.00%	-1.30%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.00%	19,175	9.747456	186,907	0.72%	-0.49%
2015	0.50%	343,068	9.665662	3,315,979	0.72%	-0.99%
2015	0.80%	51,630	9.616898	496,520	0.72%	-1.28%
2015	1.00%	18,554	9.584544	177,832	0.72%	-1.48%
2014	0.00%	19,560	9.795541	191,601	1.06%	-2.04%	4/25/2014
2014	0.50%	348,409	9.762049	3,401,186	1.06%	-2.38%	4/25/2014
2014	0.80%	56,211	9.742002	547,608	1.06%	-2.58%	4/25/2014
2014	1.00%	22,023	9.728663	214,254	1.06%	-2.71%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015	0.00%	3,657	18.002792	65,836	1.27%	-5.12%
2015	0.50%	26,566	16.897583	448,901	1.27%	-5.59%
2015	0.80%	3,231	16.267282	52,560	1.27%	-5.88%
2014	0.00%	3,808	18.973981	72,253	3.04%	-9.46%
2014	0.50%	21,382	17.898487	382,705	3.04%	-9.92%
2014	0.80%	3,788	17.282666	65,467	3.04%	-10.19%
2013	0.00%	302	20.957356	6,329	2.32%	21.41%
2013	0.50%	6,629	19.868606	131,709	2.32%	20.80%
2013	0.80%	894	19.242679	17,203	2.32%	20.44%
2012	0.00%	308	17.262313	5,317	0.39%	17.29%
2012	0.50%	7,162	16.447511	117,797	0.39%	16.71%
2012	0.80%	1,142	15.977207	18,246	0.39%	16.36%
2011	0.00%	315	14.717057	4,636	1.51%	-16.24%
2011	0.50%	7,720	14.092846	108,797	1.51%	-16.66%
2011	0.80%	1,263	13.731085	17,342	1.51%	-16.91%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.00%	15,760	$16.589334	$261,448	0.39%	3.43%
2015	0.50%	79,270	15.965444	1,265,581	0.39%	2.92%
2015	0.80%	10,620	15.602400	165,697	0.39%	2.61%
2015	1.00%	9,185	15.364980	141,127	0.39%	2.41%
2014	0.00%	19,677	16.038508	315,590	0.50%	10.44%
2014	0.50%	94,808	15.512706	1,470,729	0.50%	9.88%
2014	0.80%	11,355	15.205499	172,658	0.50%	9.56%
2014	1.00%	13,010	15.004103	195,203	0.50%	9.34%
2013	0.00%	23,427	14.522943	340,229	0.82%	34.74%
2013	0.50%	102,442	14.117223	1,446,197	0.82%	34.07%
2013	0.80%	13,122	13.879225	182,123	0.82%	33.67%
2013	1.00%	8,311	13.722812	114,050	0.82%	33.40%
2012	0.00%	26,317	10.778503	283,658	0.46%	16.35%
2012	0.50%	89,102	10.529858	938,231	0.46%	15.77%
2012	0.80%	18,210	10.383415	189,082	0.46%	15.43%
2012	1.00%	8,944	10.286933	92,006	0.46%	15.19%
2011	0.00%	29,306	9.263525	271,477	0.01%	-2.91%
2011	0.50%	109,085	9.095279	992,159	0.01%	-3.39%
2011	0.80%	21,034	8.995790	189,217	0.01%	-3.68%
2011	1.00%	16,222	8.930079	144,864	0.01%	-3.87%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.00%	10,810	14.746982	159,415	1.22%	-3.15%
2015	0.50%	68,591	14.192233	973,459	1.22%	-3.63%
2015	0.80%	7,016	13.869458	97,308	1.22%	-3.92%
2015	1.00%	1,045	15.980192	16,699	1.22%	-4.11%
2014	0.00%	11,628	15.226743	177,057	1.15%	10.52%
2014	0.50%	69,360	14.727421	1,021,494	1.15%	9.97%
2014	0.80%	8,172	14.435726	117,969	1.15%	9.64%
2014	1.00%	1,159	16.665961	19,316	1.15%	9.42%
2013	0.00%	12,985	13.777622	178,902	1.39%	35.44%
2013	0.50%	89,433	13.392610	1,197,741	1.39%	34.76%
2013	0.80%	9,504	13.166780	125,137	1.39%	34.36%
2013	1.00%	1,159	15.231413	17,653	1.39%	34.09%
2012	0.00%	15,807	10.172659	160,799	1.33%	17.81%
2012	0.50%	91,309	9.937905	907,420	1.33%	17.22%
2012	0.80%	12,168	9.799657	119,242	1.33%	16.87%
2012	1.00%	1,255	11.358976	14,256	1.33%	16.64%
2011	0.00%	34,148	8.634796	294,861	1.08%	-5.83%
2011	0.50%	96,838	8.477900	820,983	1.08%	-6.30%
2011	0.80%	13,969	8.385144	117,132	1.08%	-6.58%
2011	1.00%	1,262	9.738891	12,290	1.08%	-6.77%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.00%	82,159	$16.073975	$1,320,622	0.00%	-0.18%
2015	0.50%	1,334,518	15.469408	20,644,203	0.00%	-0.68%
2015	0.80%	375,429	15.117565	5,675,572	0.00%	-0.98%
2015	1.00%	5,521	14.887497	82,194	0.00%	-1.18%
2014	0.00%	77,500	16.103721	1,248,038	0.00%	4.04%
2014	0.50%	1,415,623	15.575735	22,049,369	0.00%	3.52%
2014	0.80%	435,572	15.267231	6,649,978	0.00%	3.21%
2014	1.00%	9,797	15.064990	147,592	0.00%	3.00%
2013	0.00%	83,954	15.479098	1,299,532	0.00%	38.94%
2013	0.50%	1,503,890	15.046656	22,628,515	0.00%	38.25%
2013	0.80%	518,987	14.792956	7,677,352	0.00%	37.84%
2013	1.00%	9,079	14.626229	132,792	0.00%	37.56%
2012	0.00%	87,228	11.140525	971,766	0.00%	14.90%
2012	0.50%	1,587,943	10.883523	17,282,414	0.00%	14.33%
2012	0.80%	642,181	10.732136	6,891,974	0.00%	13.99%
2012	1.00%	5,625	10.632396	59,807	0.00%	13.76%
2011	0.00%	94,806	9.695515	919,193	0.00%	-4.23%
2011	0.50%	1,813,315	9.519437	17,261,738	0.00%	-4.71%
2011	0.80%	731,063	9.415283	6,883,165	0.00%	-4.99%
2011	1.00%	9,617	9.346508	89,885	0.00%	-5.18%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.00%	35,029	18.482716	647,431	1.18%	-2.89%
2015	0.50%	961,036	17.787535	17,094,461	1.18%	-3.37%
2015	0.80%	221,472	17.383067	3,849,863	1.18%	-3.66%
2015	1.00%	9,334	17.118531	159,784	1.18%	-3.85%
2014	0.00%	36,300	19.031857	690,856	1.35%	17.02%
2014	0.50%	1,008,235	18.407850	18,559,439	1.35%	16.44%
2014	0.80%	252,966	18.043337	4,564,351	1.35%	16.09%
2014	1.00%	10,505	17.804342	187,035	1.35%	15.86%
2013	0.00%	43,783	16.263836	712,080	1.18%	35.68%
2013	0.50%	1,088,971	15.809412	17,215,991	1.18%	35.00%
2013	0.80%	325,582	15.542892	5,060,486	1.18%	34.60%
2013	1.00%	5,611	15.367716	86,228	1.18%	34.33%
2012	0.00%	50,732	11.987208	608,135	1.11%	16.35%
2012	0.50%	1,112,518	11.710634	13,028,291	1.11%	15.76%
2012	0.80%	422,872	11.547772	4,883,229	1.11%	15.42%
2012	1.00%	2,361	11.440460	27,011	1.11%	15.19%
2011	0.00%	61,520	10.303092	633,846	0.81%	-2.32%
2011	0.50%	1,245,189	10.115953	12,596,273	0.81%	-2.81%
2011	0.80%	479,786	10.005304	4,800,405	0.81%	-3.10%
2011	1.00%	2,127	9.932212	21,126	0.81%	-3.29%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.00%	18,197	$12.994841	$236,467	0.00%	0.76%
2015	0.50%	93,653	12.015436	1,125,282	0.00%	0.25%
2015	0.80%	9,144	11.463575	104,823	0.00%	-0.05%
2015	1.00%	4,894	11.123476	54,438	0.00%	-0.25%
2014	0.00%	16,757	12.897295	216,120	0.00%	2.81%
2014	0.50%	81,283	11.985014	974,178	0.00%	2.30%
2014	0.80%	10,876	11.468922	124,736	0.00%	1.99%
2014	1.00%	8,347	11.150957	93,077	0.00%	1.79%
2013	0.00%	19,859	12.544579	249,123	0.00%	44.29%
2013	0.50%	69,680	11.715687	816,349	0.00%	43.57%
2013	0.80%	16,277	11.244880	183,033	0.00%	43.14%
2013	1.00%	70,416	10.955026	771,409	0.00%	42.85%
2012	0.00%	22,570	8.694087	196,226	0.00%	13.44%
2012	0.50%	77,757	8.160266	634,518	0.00%	12.87%
2012	0.80%	15,425	7.855846	121,176	0.00%	12.53%
2012	1.00%	78,406	7.668653	601,268	0.00%	12.31%
2011	0.00%	12,333	7.664195	94,523	0.00%	-0.65%
2011	0.50%	93,597	7.229749	676,683	0.00%	-1.14%
2011	0.80%	18,453	6.981005	128,820	0.00%	-1.44%
2011	1.00%	123,708	6.828337	844,720	0.00%	-1.63%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.00%	27,794	41.428086	1,151,452	0.70%	-6.02%
2015	0.50%	85,762	37.924878	3,252,513	0.70%	-6.49%
2015	0.80%	10,713	35.966790	385,312	0.70%	-6.77%
2015	1.00%	8,211	28.188717	231,458	0.70%	-6.96%
2014	0.00%	29,691	44.082799	1,308,862	0.52%	7.02%
2014	0.50%	86,807	40.557464	3,520,672	0.52%	6.49%
2014	0.80%	12,672	38.579063	488,874	0.52%	6.17%
2014	1.00%	10,094	30.296625	305,814	0.52%	5.96%
2013	0.00%	33,572	41.190400	1,382,844	0.82%	40.40%
2013	0.50%	98,427	38.086314	3,748,722	0.82%	39.70%
2013	0.80%	16,716	36.337305	607,414	0.82%	39.28%
2013	1.00%	14,817	28.593267	423,666	0.82%	39.00%
2013	1.30%	43	33.599044	1,445	0.82%	38.59%
2012	0.00%	37,412	29.338040	1,097,595	0.81%	20.44%
2012	0.50%	108,270	27.262957	2,951,760	0.81%	19.84%
2012	0.80%	21,125	26.089050	551,131	0.81%	19.48%
2012	1.00%	13,893	20.570124	285,781	0.81%	19.24%
2011	0.00%	43,501	24.358089	1,059,601	0.46%	-5.07%
2011	0.50%	121,991	22.748905	2,775,162	0.46%	-5.54%
2011	0.80%	23,301	21.834904	508,775	0.46%	-5.83%
2011	1.00%	20,207	17.250436	348,580	0.46%	-6.01%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.00%	31,864	$51.769318	$1,649,578	0.36%	-1.63%
2015	0.50%	171,090	61.802598	10,573,806	0.36%	-2.13%
2015	0.80%	41,366	58.798055	2,432,240	0.36%	-2.42%
2015	1.00%	14,878	22.313416	331,979	0.36%	-2.61%
2014	0.00%	38,886	52.629785	2,046,562	0.16%	0.82%
2014	0.50%	191,575	63.144833	12,096,971	0.16%	0.31%
2014	0.80%	47,223	60.255595	2,845,450	0.16%	0.01%
2014	1.00%	18,166	22.912330	416,225	0.16%	-0.19%
2013	0.00%	46,240	52.204120	2,413,919	0.14%	40.91%
2013	0.50%	219,955	62.948145	13,845,759	0.14%	40.20%
2013	0.80%	58,555	60.248434	3,527,847	0.14%	39.78%
2013	1.00%	19,379	22.955484	444,854	0.14%	39.51%
2012	0.00%	52,840	37.048983	1,957,668	0.15%	15.50%
2012	0.50%	237,355	44.897637	10,656,679	0.15%	14.93%
2012	0.80%	70,077	43.101045	3,020,392	0.15%	14.58%
2012	1.00%	22,830	16.454928	375,666	0.15%	14.35%
2011	0.00%	58,368	32.076366	1,872,233	0.53%	-5.56%
2011	0.50%	267,316	39.066862	10,443,197	0.53%	-6.03%
2011	0.80%	80,173	37.616516	3,015,829	0.53%	-6.31%
2011	1.00%	26,131	14.389885	376,022	0.53%	-6.50%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.00%	6,132	21.093281	129,344	1.94%	-2.89%
2015	0.50%	33,896	19.504377	661,120	1.94%	-3.37%
2015	0.80%	3,116	18.609020	57,986	1.94%	-3.66%
2015	1.00%	11,088	17.673482	195,964	1.94%	-3.86%
2014	0.00%	6,660	21.721029	144,662	3.15%	3.88%
2014	0.50%	36,654	20.185537	739,881	3.15%	3.37%
2014	0.80%	3,535	19.316793	68,285	3.15%	3.06%
2014	1.00%	11,748	18.382406	215,957	3.15%	2.85%
2013	0.00%	8,647	20.909005	180,800	2.58%	-1.12%
2013	0.50%	43,819	19.528307	855,711	2.58%	-1.62%
2013	0.80%	3,985	18.743985	74,695	2.58%	-1.91%
2013	1.00%	20,238	17.873021	361,714	2.58%	-2.11%
2012	0.00%	14,422	21.146740	304,978	2.55%	12.25%
2012	0.50%	60,062	19.849367	1,192,193	2.55%	11.69%
2012	0.80%	6,494	19.109390	124,096	2.55%	11.35%
2012	1.00%	31,800	18.257940	580,602	2.55%	11.13%
2011	0.00%	13,494	18.839019	254,214	4.57%	5.55%
2011	0.50%	62,879	17.772057	1,117,489	4.57%	5.02%
2011	0.80%	7,241	17.161065	124,263	4.57%	4.71%
2011	1.00%	33,462	16.429316	549,758	4.57%	4.50%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.00%	220	$11.468229	$2,523	1.45%	-0.34%
2015	0.50%	46,145	11.036978	509,301	1.45%	-0.84%
2015	0.80%	2,788	10.786003	30,071	1.45%	-1.14%
2014	0.00%	1,202	11.507465	13,832	0.95%	0.49%
2014	0.50%	47,119	11.130256	524,447	0.95%	-0.01%
2014	0.80%	3,205	10.909843	34,966	0.95%	-0.31%
2013	0.00%	1,221	11.450912	13,982	1.47%	0.11%
2013	0.50%	48,316	11.131047	537,808	1.47%	-0.39%
2013	0.80%	2,944	10.943432	32,217	1.47%	-0.69%
2012	0.00%	1,240	11.438838	14,184	1.41%	3.52%
2012	0.50%	42,525	11.175048	475,219	1.41%	3.01%
2012	0.80%	3,662	11.019701	40,354	1.41%	2.70%
2011	0.00%	1,279	11.049485	14,132	1.61%	1.30%
2011	0.50%	35,719	10.848926	387,513	1.61%	0.79%
2011	0.80%	4,432	10.730325	47,557	1.61%	0.49%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.00%	245,083	25.770856	6,315,999	0.62%	5.09%
2015	0.50%	1,471,731	24.926227	36,684,701	0.62%	4.57%
2015	0.80%	243,543	24.432765	5,950,429	0.62%	4.26%
2015	1.00%	65,261	24.109259	1,573,394	0.62%	4.05%
2014	0.00%	267,651	24.521987	6,563,334	0.71%	8.80%
2014	0.50%	1,607,030	23.837164	38,307,038	0.71%	8.26%
2014	0.80%	278,937	23.435455	6,537,016	0.71%	7.93%
2014	1.00%	83,077	23.171453	1,925,015	0.71%	7.72%
2013	0.00%	287,453	22.538634	6,467,799	0.78%	36.70%
2013	0.50%	1,711,729	22.019016	37,690,588	0.78%	36.02%
2013	0.80%	350,527	21.712988	7,610,989	0.78%	35.61%
2013	1.00%	108,862	21.511366	2,341,770	0.78%	35.34%
2013	1.30%	2	21.212389	42	0.78%	34.94%
2012	0.00%	338,602	16.487341	5,582,647	0.69%	18.68%
2012	0.50%	1,901,644	16.187910	30,783,642	0.69%	18.09%
2012	0.80%	439,107	16.010853	7,030,478	0.69%	17.74%
2012	1.00%	137,473	15.893913	2,184,984	0.69%	17.50%
2012	1.30%	2	15.720064	31	0.69%	17.15%
2011	0.00%	383,225	13.891692	5,323,644	0.67%	-2.23%
2011	0.50%	2,143,935	13.707902	29,388,851	0.67%	-2.72%
2011	0.80%	511,317	13.598787	6,953,291	0.67%	-3.01%
2011	1.00%	199,807	13.526537	2,702,697	0.67%	-3.20%
2011	1.30%	2	13.418859	27	0.67%	-3.49%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	0.00%	1	$15.385758	$15	2.04%	-3.90%
2015	0.50%	9,318	14.881221	138,663	2.04%	-4.38%
2015	0.80%	2,678	14.586513	39,063	2.04%	-4.67%
2014	0.00%	14	16.010507	224	3.71%	-8.15%
2014	0.50%	9,362	15.563156	145,702	3.71%	-8.60%
2014	0.80%	1,846	15.300817	28,245	3.71%	-8.88%
2013	0.00%	65	17.430436	1,133	2.50%	20.09%
2013	0.50%	9,731	17.028404	165,703	2.50%	19.50%
2013	0.80%	722	16.791684	12,124	2.50%	19.14%
2012	0.00%	1,527	14.513999	22,163	3.34%	19.56%
2012	0.50%	4,570	14.250281	65,124	3.34%	18.97%
2012	0.80%	537	14.094377	7,569	3.34%	18.61%
2011	0.00%	176	12.139096	2,136	2.58%	-12.43%
2011	0.50%	2,840	11.978398	34,019	2.58%	-12.86%
2011	0.80%	968	11.883015	11,503	2.58%	-13.12%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015	0.00%	371	26.484871	9,826	1.53%	-6.30%
2015	0.50%	28,958	24.859309	719,876	1.53%	-6.77%
2015	0.80%	2,775	23.932240	66,412	1.53%	-7.05%
2014	0.00%	658	28.265120	18,598	1.72%	9.17%
2014	0.50%	27,630	26.663355	736,708	1.72%	8.62%
2014	0.80%	3,211	25.746165	82,671	1.72%	8.30%
2013	0.00%	422	25.891306	10,926	0.00%	35.64%
2013	0.50%	26,632	24.546498	653,722	0.00%	34.96%
2013	0.80%	3,761	23.773344	89,412	0.00%	34.56%
2012	0.00%	4,266	19.088364	81,431	1.07%	18.46%
2012	0.50%	19,373	18.187529	352,347	1.07%	17.87%
2012	0.80%	3,872	17.667550	68,409	1.07%	17.52%
2011	0.00%	3,018	16.113167	48,630	1.30%	-2.32%
2011	0.50%	31,295	15.429859	482,877	1.30%	-2.81%
2011	0.80%	5,701	15.033857	85,708	1.30%	-3.10%
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.00%	49,928	14.907394	744,296	2.62%	-5.36%
2015	0.50%	441,395	14.346436	6,332,445	2.62%	-5.83%
2015	0.80%	76,353	14.020049	1,070,473	2.62%	-6.11%
2015	1.00%	56,787	13.806599	784,035	2.62%	-6.30%
2014	0.00%	57,416	15.751218	904,372	3.09%	28.88%
2014	0.50%	502,640	15.234505	7,657,472	3.09%	28.24%
2014	0.80%	88,638	14.932651	1,323,600	3.09%	27.86%
2014	1.00%	67,483	14.734758	994,346	3.09%	27.60%
2013	0.00%	63,337	12.221280	774,059	1.43%	3.05%
2013	0.50%	476,506	11.879551	5,660,677	1.43%	2.53%
2013	0.80%	112,015	11.679110	1,308,236	1.43%	2.22%
2013	1.00%	17,988	11.547381	207,714	1.43%	2.02%
2012	0.00%	63,489	11.860098	752,986	1.01%	15.79%
2012	0.50%	541,058	11.586264	6,268,841	1.01%	15.21%
2012	0.80%	138,767	11.424998	1,585,413	1.01%	14.86%
2012	1.00%	23,747	11.318740	268,786	1.01%	14.63%
2011	0.00%	67,393	10.243095	690,313	0.86%	6.50%
2011	0.50%	676,021	10.056852	6,798,643	0.86%	5.97%
2011	0.80%	152,282	9.946733	1,514,708	0.86%	5.65%
2011	1.00%	23,921	9.873993	236,196	0.86%	5.44%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2015	0.50%	100	$11.315948	$1,132	1.18%	-3.49%
2014	0.50%	627	11.724648	7,351	1.84%	2.82%
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2015	0.50%	878	11.141320	9,782	1.90%	-2.19%
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.50%	8,140	12.442841	101,285	1.14%	-5.36%
2015	0.80%	1,102	12.343655	13,603	1.14%	-5.64%
2014	0.50%	3,869	13.147003	50,866	0.64%	4.03%
2014	0.80%	816	13.081404	10,674	0.64%	3.72%
2013	0.50%	3,474	12.637682	43,903	1.91%	26.38%	5/1/2013
2013	0.80%	717	12.612416	9,043	1.91%	26.12%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2015	0.50%	158,718	13.393605	2,125,806	1.84%	0.66%
2015	0.80%	7,239	13.286846	96,183	1.84%	0.36%
2014	0.50%	160,730	13.305974	2,138,669	3.30%	12.80%
2014	0.80%	3,835	13.239573	50,774	3.30%	12.46%
2013	0.50%	81,634	11.796496	962,995	2.98%	17.96%	5/1/2013
2013	0.80%	1,118	11.772890	13,162	2.98%	17.73%	5/1/2013
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2015	0.80%	207	9.811721	2,031	1.29%	-9.94%
2014	0.80%	215	10.894731	2,342	0.99%	0.38%
2013	0.80%	223	10.853777	2,420	1.00%	8.54%	5/1/2013
VPS Growth and Income Portfolio - Class A (ALVGIA)
2015	0.00%	1,067	27.338430	29,170	1.36%	1.70%
2015	0.50%	9,210	25.660568	236,334	1.36%	1.19%
2015	0.80%	1,958	24.703773	48,370	1.36%	0.89%
2014	0.00%	531	26.881002	14,274	1.18%	9.54%
2014	0.50%	12,538	25.357678	317,935	1.18%	9.00%
2014	0.80%	2,134	24.485510	52,252	1.18%	8.67%
2013	0.00%	1,123	24.539482	27,558	1.00%	34.96%
2013	0.50%	28,579	23.264880	664,887	1.00%	34.29%
2013	0.80%	3,190	22.532174	71,878	1.00%	33.89%
2012	0.00%	1,144	18.182276	20,801	1.48%	17.52%
2012	0.50%	13,210	17.324203	228,853	1.48%	16.94%
2012	0.80%	2,673	16.828957	44,984	1.48%	16.59%
2011	0.00%	1,168	15.470995	18,070	1.34%	6.32%
2011	0.50%	15,467	14.814923	229,142	1.34%	5.79%
2011	0.80%	2,845	14.434748	41,067	1.34%	5.47%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2015	0.00%	2,532	$37.073964	$93,871	0.77%	-5.49%
2015	0.50%	24,654	34.798537	857,923	0.77%	-5.96%
2015	0.80%	3,213	33.500854	107,638	0.77%	-6.24%
2014	0.00%	2,620	39.225701	102,771	0.72%	9.20%
2014	0.50%	28,066	37.002837	1,038,522	0.72%	8.65%
2014	0.80%	4,559	35.730024	162,893	0.72%	8.33%
2013	0.00%	2,802	35.921574	100,652	0.61%	38.06%
2013	0.50%	25,928	34.055816	882,999	0.61%	37.37%
2013	0.80%	4,748	32.983198	156,604	0.61%	36.96%
2012	0.00%	3,380	26.019263	87,945	0.48%	18.75%
2012	0.50%	30,458	24.791368	755,095	0.48%	18.15%
2012	0.80%	6,050	24.082624	145,700	0.48%	17.80%
2011	0.00%	7,367	21.911401	161,421	0.52%	-8.39%
2011	0.50%	33,867	20.982250	710,606	0.52%	-8.85%
2011	0.80%	6,262	20.443783	128,019	0.52%	-9.12%
VP Balanced Fund - Class I (ACVB)
2015	0.00%	10,671	32.960923	351,726	1.77%	-2.57%
2015	0.50%	67,035	39.659779	2,658,593	1.77%	-3.06%
2015	0.80%	15,512	37.927982	588,339	1.77%	-3.35%
2015	1.00%	92,521	17.216869	1,592,922	1.77%	-3.54%
2014	0.00%	10,531	33.831616	356,281	1.53%	9.85%
2014	0.50%	93,740	40.911494	3,835,043	1.53%	9.31%
2014	0.80%	17,062	39.242612	669,557	1.53%	8.98%
2014	1.00%	81,385	17.849288	1,452,664	1.53%	8.76%
2013	0.00%	15,025	30.797107	462,727	1.61%	17.43%
2013	0.50%	83,445	37.428588	3,123,229	1.61%	16.84%
2013	0.80%	19,379	36.009620	697,830	1.61%	16.49%
2013	1.00%	55,383	16.411564	908,922	1.61%	16.26%
2013	1.30%	2	32.309012	65	1.61%	15.91%
2012	0.00%	15,313	26.226727	401,610	2.08%	11.80%
2012	0.50%	78,313	32.033774	2,508,661	2.08%	11.24%
2012	0.80%	23,027	30.911891	711,808	2.08%	10.91%
2012	1.00%	50,790	14.116446	716,974	2.08%	10.69%
2012	1.30%	6	27.874115	167	2.08%	10.35%
2011	0.00%	17,832	23.458367	418,310	1.88%	5.33%
2011	0.50%	70,885	28.796383	2,041,232	1.88%	4.81%
2011	0.80%	24,908	27.871548	694,225	1.88%	4.49%
2011	1.00%	50,131	12.753560	639,349	1.88%	4.29%
2011	1.30%	1	25.258809	25	1.88%	3.97%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Capital Appreciation Fund - Class I (ACVCA)
2015	0.00%	10,612	$35.972809	$381,743	0.00%	1.93%
2015	0.50%	484	85.827977	41,541	0.00%	1.42%
2015	0.80%	405	51.939477	21,035	0.00%	1.12%
2015	1.00%	71,941	16.644314	1,197,409	0.00%	0.92%
2014	0.00%	9,725	35.291244	343,207	0.00%	8.14%
2014	0.50%	487	84.623910	41,212	0.00%	7.60%
2014	0.80%	379	51.364716	19,467	0.00%	7.28%
2014	1.00%	87,849	16.493073	1,448,900	0.00%	7.06%
2013	0.00%	10,970	32.634394	357,999	0.00%	30.92%
2013	0.50%	490	78.645463	38,536	0.00%	30.27%
2013	0.80%	590	47.879398	28,249	0.00%	29.88%
2013	1.00%	88,819	15.404738	1,368,233	0.00%	29.62%
2013	1.30%	51	46.376355	2,365	0.00%	29.23%
2012	0.00%	11,127	24.926638	277,359	0.00%	16.00%
2012	0.50%	492	60.371528	29,703	0.00%	15.42%
2012	0.80%	545	36.864587	20,091	0.00%	15.08%
2012	1.00%	95,454	11.884565	1,134,429	0.00%	14.84%
2012	1.30%	27	35.886221	969	0.00%	14.50%
2011	0.00%	11,225	21.488190	241,205	0.00%	-6.51%
2011	0.50%	495	52.305178	25,891	0.00%	-6.97%
2011	0.80%	461	32.035223	14,768	0.00%	-7.25%
2011	1.00%	98,038	10.348382	1,014,535	0.00%	-7.44%
2011	1.30%	3	31.341703	94	0.00%	-7.71%
VP Income & Growth Fund - Class I (ACVIG)
2015	0.00%	9,543	22.919562	218,721	2.07%	-5.62%
2015	0.50%	52,130	20.981637	1,093,773	2.07%	-6.09%
2015	0.80%	4,946	19.898492	98,418	2.07%	-6.37%
2015	1.00%	33,466	15.874045	531,241	2.07%	-6.56%
2014	0.00%	17,764	24.284469	431,389	2.02%	12.50%
2014	0.50%	62,458	22.342598	1,395,474	2.02%	11.94%
2014	0.80%	6,068	21.252856	128,962	2.02%	11.61%
2014	1.00%	41,765	16.988453	709,523	2.02%	11.38%
2013	0.00%	19,481	21.585591	420,509	2.26%	35.82%
2013	0.50%	69,689	19.959048	1,390,926	2.26%	35.14%
2013	0.80%	8,198	19.042593	156,111	2.26%	34.74%
2013	1.00%	42,265	15.252150	644,632	2.26%	34.47%
2012	0.00%	19,436	15.892761	308,892	2.03%	14.74%
2012	0.50%	67,927	14.768780	1,003,199	2.03%	14.17%
2012	0.80%	8,532	14.132942	120,582	2.03%	13.83%
2012	1.00%	8,072	11.342396	91,556	2.03%	13.60%
2011	0.00%	24,364	13.850615	337,456	1.54%	3.11%
2011	0.50%	91,748	12.935713	1,186,826	1.54%	2.60%
2011	0.80%	10,171	12.416062	126,284	1.54%	2.29%
2011	1.00%	8,410	9.984507	83,970	1.54%	2.09%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.00%	17,532	$15.568846	$272,953	1.96%	-2.47%
2015	0.50%	48,547	14.611822	709,360	1.96%	-2.95%
2015	0.80%	6,169	14.064830	86,766	1.96%	-3.25%
2014	0.00%	17,328	15.962763	276,603	1.26%	3.30%
2014	0.50%	52,335	15.056647	787,990	1.26%	2.78%
2014	0.80%	7,336	14.536561	106,640	1.26%	2.48%
2013	0.00%	18,670	15.452863	288,505	1.65%	-8.48%
2013	0.50%	63,472	14.648742	929,785	1.65%	-8.94%
2013	0.80%	11,140	14.185241	158,024	1.65%	-9.21%
2012	0.00%	26,763	16.884507	451,880	2.37%	7.39%
2012	0.50%	103,784	16.086145	1,669,484	2.37%	6.85%
2012	0.80%	13,907	15.623984	217,283	2.37%	6.53%
2011	0.00%	25,289	15.723236	397,625	4.00%	11.74%
2011	0.50%	117,480	15.055027	1,768,665	4.00%	11.19%
2011	0.80%	16,947	14.666531	248,554	4.00%	10.86%
VP International Fund - Class I (ACVI)
2015	0.00%	12,646	29.016282	366,940	0.33%	0.76%
2015	0.80%	572	27.509521	15,735	0.33%	-0.04%
2015	1.00%	13,057	11.393246	148,762	0.33%	-0.24%
2014	0.00%	7,668	28.797883	220,822	1.68%	-5.51%
2014	0.80%	572	27.521800	15,742	1.68%	-6.26%
2014	1.00%	22,920	11.421160	261,773	1.68%	-6.45%
2013	0.00%	10,192	30.476017	310,612	1.69%	22.41%
2013	0.80%	572	29.359593	16,794	1.69%	21.44%
2013	1.00%	25,351	12.208224	309,491	1.69%	21.19%
2012	0.00%	13,233	24.896683	329,458	0.85%	21.16%
2012	0.80%	572	24.177125	13,829	0.85%	20.19%
2012	1.00%	27,108	10.073381	273,069	0.85%	19.95%
2011	0.00%	14,027	20.548394	288,232	1.43%	-12.04%
2011	0.80%	572	20.115095	11,506	1.43%	-12.74%
2011	1.00%	29,115	8.397753	244,501	1.43%	-12.92%
VP Mid Cap Value Fund - Class I (ACVMV1)
2015	0.00%	2,790	26.907721	75,073	1.67%	-1.43%
2015	0.50%	73,142	25.510479	1,865,887	1.67%	-1.92%
2015	0.80%	5,044	24.707138	124,623	1.67%	-2.22%
2014	0.00%	3,549	27.298795	96,883	1.16%	16.42%
2014	0.50%	75,265	26.010995	1,957,718	1.16%	15.84%
2014	0.80%	4,954	25.267604	125,176	1.16%	15.50%
2013	0.00%	3,576	23.448028	83,850	1.27%	30.11%
2013	0.50%	76,643	22.453819	1,720,928	1.27%	29.47%
2013	0.80%	5,677	21.877612	124,199	1.27%	29.08%
2012	0.00%	2,582	18.021035	46,530	1.97%	16.33%
2012	0.50%	68,118	17.343371	1,181,396	1.97%	15.75%
2012	0.80%	5,768	16.949046	97,762	1.97%	15.40%
2011	0.00%	2,657	15.491583	41,161	1.31%	-0.69%
2011	0.50%	84,192	14.983934	1,261,527	1.31%	-1.19%
2011	0.80%	7,564	14.687355	111,095	1.31%	-1.48%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2015	0.00%	1,629	$22.395341	$36,482	0.57%	6.27%
2015	0.80%	3	20.075726	60	0.57%	5.42%
2015	1.00%	6,941	19.534291	135,588	0.57%	5.21%
2014	0.00%	257	21.073734	5,416	0.43%	9.99%
2014	0.80%	14	19.042711	267	0.43%	9.12%
2014	1.00%	11,657	18.566230	216,427	0.43%	8.90%
2013	1.00%	10,891	17.048782	185,678	0.31%	35.71%
2012	0.00%	2,867	13.977037	40,072	0.00%	13.92%
2012	1.00%	3,221	12.562574	40,464	0.00%	12.79%
2011	0.00%	1,197	12.268729	14,686	0.00%	1.07%
2011	1.00%	2,829	11.138189	31,510	0.00%	0.06%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.00%	12,781	28.711482	366,961	0.71%	-2.33%
2015	0.50%	45,825	26.814872	1,228,792	0.71%	-2.82%
2015	0.80%	5,483	25.737593	141,119	0.71%	-3.11%
2015	1.00%	11,845	25.043486	296,640	0.71%	-3.30%
2014	0.00%	15,909	29.396200	467,664	0.59%	5.12%
2014	0.50%	42,617	27.592005	1,175,888	0.59%	4.60%
2014	0.80%	6,532	26.563083	173,510	0.59%	4.28%
2014	1.00%	13,027	25.898481	337,380	0.59%	4.08%
2013	0.00%	15,916	27.964008	445,075	1.04%	40.71%
2013	0.50%	59,482	26.379283	1,569,093	1.04%	40.01%
2013	0.80%	7,470	25.471900	190,275	1.04%	39.59%
2013	1.00%	15,299	24.884316	380,705	1.04%	39.31%
2013	1.30%	10	24.028258	240	1.04%	38.90%
2012	0.00%	18,874	19.873008	375,083	0.48%	15.74%
2012	0.50%	52,183	18.840668	983,163	0.48%	15.16%
2012	0.80%	8,047	18.247194	146,835	0.48%	14.82%
2012	1.00%	16,022	17.861918	286,184	0.48%	14.59%
2012	1.30%	10	17.299211	173	0.48%	14.24%
2011	0.00%	20,644	17.170194	354,461	0.57%	0.56%
2011	0.50%	66,923	16.360013	1,094,861	0.57%	0.06%
2011	0.80%	9,732	15.892376	154,665	0.57%	-0.24%
2011	1.00%	19,008	15.588032	296,297	0.57%	-0.44%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.00%	25,136	$28.331820	$712,149	1.71%	-2.47%
2015	0.50%	108,438	25.756732	2,793,009	1.71%	-2.95%
2015	0.80%	13,087	24.441505	319,866	1.71%	-3.25%
2015	1.00%	26,468	16.188755	428,484	1.71%	-3.44%
2014	0.00%	26,530	29.048845	770,666	1.84%	8.09%
2014	0.50%	122,333	26.540974	3,246,837	1.84%	7.55%
2014	0.80%	15,607	25.261381	394,254	1.84%	7.23%
2014	1.00%	27,488	16.765299	460,845	1.84%	7.02%
2013	0.00%	33,660	26.874296	904,589	1.94%	21.10%
2013	0.50%	128,801	24.677241	3,178,453	1.94%	20.50%
2013	0.80%	20,833	23.558053	490,785	1.94%	20.14%
2013	1.00%	28,821	15.666152	451,514	1.94%	19.90%
2012	0.00%	37,329	22.191274	828,378	3.67%	10.43%
2012	0.50%	162,809	20.479145	3,334,189	3.67%	9.88%
2012	0.80%	25,384	19.609067	497,757	3.67%	9.55%
2012	1.00%	32,456	13.066159	424,075	3.67%	9.33%
2011	0.00%	40,442	20.095335	812,696	1.56%	9.01%
2011	0.50%	173,907	18.638060	3,241,289	1.56%	8.47%
2011	0.80%	26,334	17.899937	471,377	1.56%	8.15%
2011	1.00%	80,749	11.951238	965,051	1.56%	7.93%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2015	0.00%	1,319	22.165178	29,236	0.00%	-2.28%
2015	0.50%	17,347	20.804584	360,897	0.00%	-2.76%
2015	0.80%	2,413	20.028662	48,329	0.00%	-3.06%
2014	0.00%	1,154	22.681585	26,175	0.00%	1.59%
2014	0.50%	10,540	21.396012	225,514	0.00%	1.09%
2014	0.80%	2,412	20.659925	49,832	0.00%	0.78%
2013	0.00%	1,210	22.325546	27,014	0.00%	48.55%
2013	0.50%	23,615	21.165757	499,829	0.00%	47.81%
2013	0.80%	3,994	20.499021	81,873	0.00%	47.37%
2012	0.00%	705	15.029274	10,596	0.00%	20.56%
2012	0.50%	24,300	14.319838	347,972	0.00%	19.96%
2012	0.80%	4,702	13.910361	65,407	0.00%	19.60%
2011	0.00%	754	12.465849	9,399	0.40%	-13.85%
2011	0.50%	13,055	11.937082	155,839	0.40%	-14.27%
2011	0.80%	3,371	11.630664	39,207	0.40%	-14.53%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth and Income Portfolio - Initial Shares (DGI)
2015	0.00%	10,337	$28.631217	$295,961	0.85%	1.58%
2015	0.50%	32,948	25.891246	853,065	0.85%	1.08%
2015	0.80%	9,607	24.589597	236,232	0.85%	0.77%
2015	1.00%	5,930	16.399896	97,251	0.85%	0.57%
2014	0.00%	10,508	28.184678	296,165	0.78%	10.07%
2014	0.50%	34,972	25.615214	895,815	0.78%	9.53%
2014	0.80%	11,420	24.400541	278,654	0.78%	9.20%
2014	1.00%	6,174	16.306396	100,676	0.78%	8.98%
2013	0.00%	11,166	25.605002	285,905	0.91%	36.78%
2013	0.50%	37,868	23.387364	885,633	0.91%	36.10%
2013	0.80%	13,026	22.345264	291,069	0.91%	35.69%
2013	1.00%	8,408	14.962784	125,807	0.91%	35.42%
2012	0.00%	12,903	18.719510	241,538	1.43%	18.07%
2012	0.50%	40,511	17.183862	696,135	1.43%	17.48%
2012	0.80%	14,291	16.467463	235,337	1.43%	17.13%
2012	1.00%	7,789	11.048962	86,060	1.43%	16.90%
2011	0.00%	13,600	15.854162	215,617	1.22%	-2.79%
2011	0.50%	45,849	14.626679	670,619	1.22%	-3.28%
2011	0.80%	15,440	14.059096	217,072	1.22%	-3.57%
2011	1.00%	10,648	9.451977	100,645	1.22%	-3.76%
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2015	0.00%	4,222	17.216840	72,689	1.66%	-6.29%
2015	0.50%	4,747	16.160101	76,712	1.66%	-6.76%
2015	0.80%	73	15.557433	1,136	1.66%	-7.04%
2014	0.00%	4,275	18.372369	78,542	1.69%	-0.97%
2014	0.50%	4,713	17.331172	81,682	1.69%	-1.46%
2014	0.80%	74	16.734989	1,238	1.69%	-1.76%
2013	0.00%	4,327	18.551848	80,274	1.20%	16.45%
2013	0.50%	4,563	17.588218	80,255	1.20%	15.87%
2013	0.80%	82	17.034230	1,397	1.20%	15.52%
2012	0.00%	4,187	15.930913	66,703	0.34%	10.17%
2012	0.50%	4,661	15.179088	70,750	0.34%	9.62%
2012	0.80%	221	14.745134	3,259	0.34%	9.29%
2011	0.50%	4,897	13.846587	67,807	0.65%	-5.76%
2011	0.80%	217	13.491250	2,928	0.65%	-6.05%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2015	0.00%	11,050	$18.488639	$204,299	3.79%	-0.24%
2015	0.50%	30,682	17.267480	529,801	3.79%	-0.74%
2015	0.80%	5,898	16.573859	97,753	3.79%	-1.04%
2015	1.00%	21,199	16.126960	341,875	3.79%	-1.24%
2014	0.00%	10,103	18.533750	187,246	3.97%	3.79%
2014	0.50%	34,872	17.396370	606,646	3.97%	3.28%
2014	0.80%	6,748	16.747756	113,014	3.97%	2.97%
2014	1.00%	22,120	16.328799	361,193	3.97%	2.76%
2013	0.00%	11,973	17.856455	213,795	4.39%	1.03%
2013	0.50%	46,659	16.844649	785,954	4.39%	0.53%
2013	0.80%	7,985	16.265318	129,879	4.39%	0.23%
2013	1.00%	28,000	15.890171	444,925	4.39%	0.03%
2012	0.00%	21,760	17.673540	384,576	4.06%	9.72%
2012	0.50%	56,912	16.755664	953,598	4.06%	9.17%
2012	0.80%	9,428	16.228008	152,998	4.06%	8.85%
2012	1.00%	36,141	15.885465	574,117	4.06%	8.63%
2011	0.00%	26,489	16.107550	426,673	4.81%	2.27%
2011	0.50%	56,565	15.347745	868,145	4.81%	1.76%
2011	0.80%	11,285	14.909191	168,250	4.81%	1.46%
2011	1.00%	40,098	14.623773	586,384	4.81%	1.26%
Equity-Income Portfolio - Initial Class (FEIP)
2015	0.00%	88,281	35.929931	3,171,930	3.12%	-3.96%
2015	0.50%	276,356	89.918068	24,849,398	3.12%	-4.44%
2015	0.80%	87,394	72.039238	6,295,797	3.12%	-4.73%
2015	1.00%	143,683	18.033332	2,591,083	3.12%	-4.92%
2014	0.00%	101,112	37.413074	3,782,911	2.74%	8.72%
2014	0.50%	298,611	94.099220	28,099,062	2.74%	8.18%
2014	0.80%	98,305	75.615605	7,433,392	2.74%	7.85%
2014	1.00%	178,942	18.966506	3,393,905	2.74%	7.64%
2013	0.00%	123,946	34.412915	4,265,343	2.48%	28.15%
2013	0.50%	321,894	86.987217	28,000,663	2.48%	27.51%
2013	0.80%	119,758	70.110604	8,396,306	2.48%	27.13%
2013	1.00%	201,751	17.620899	3,555,034	2.48%	26.87%
2013	1.30%	190	62.439911	11,864	2.48%	26.49%
2012	0.00%	136,674	26.854210	3,670,272	3.10%	17.31%
2012	0.50%	348,829	68.220701	23,797,359	3.10%	16.72%
2012	0.80%	143,114	55.150112	7,892,753	3.10%	16.37%
2012	1.00%	251,923	13.888604	3,498,859	3.10%	16.14%
2012	1.30%	120	49.362236	5,923	3.10%	15.79%
2011	0.00%	149,096	22.892147	3,413,128	2.36%	0.97%
2011	0.50%	379,343	58.447557	22,171,672	2.36%	0.47%
2011	0.80%	160,230	47.391689	7,593,570	2.36%	0.17%
2011	1.00%	263,003	11.958724	3,145,180	2.36%	-0.03%
2011	1.30%	1	42.631104	43	2.36%	-0.33%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2015	0.00%	46,720	$23.062721	$1,077,490	6.94%	-3.63%
2015	0.50%	114,994	47.175900	5,424,945	6.94%	-4.11%
2015	0.80%	37,466	43.148429	1,616,599	6.94%	-4.39%
2015	1.00%	36,170	16.624787	601,319	6.94%	-4.59%
2014	0.00%	70,561	23.930632	1,688,569	5.30%	1.16%
2014	0.50%	74,942	49.196697	3,686,899	5.30%	0.65%
2014	0.80%	21,845	45.131945	985,907	5.30%	0.35%
2014	1.00%	39,522	17.423841	688,625	5.30%	0.15%
2013	0.00%	76,527	23.657339	1,810,425	5.55%	5.95%
2013	0.50%	84,651	48.878642	4,137,626	5.55%	5.42%
2013	0.80%	27,795	44.974878	1,250,077	5.55%	5.10%
2013	1.00%	68,487	17.397965	1,191,534	5.55%	4.89%
2013	1.30%	20	44.129723	883	5.55%	4.58%
2012	0.00%	79,361	22.329447	1,772,087	5.44%	14.23%
2012	0.50%	97,105	46.366278	4,502,397	5.44%	13.66%
2012	0.80%	35,866	42.791316	1,534,753	5.44%	13.32%
2012	1.00%	79,435	16.586419	1,317,542	5.44%	13.09%
2012	1.30%	4	42.197632	169	5.44%	12.75%
2011	0.00%	71,464	19.548118	1,396,987	6.27%	4.03%
2011	0.50%	147,031	40.794842	5,998,106	6.27%	3.51%
2011	0.80%	42,868	37.762814	1,618,816	6.27%	3.20%
2011	1.00%	63,903	14.666687	937,245	6.27%	3.00%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2015	0.00%	30,670	32.420886	994,349	1.54%	0.14%
2015	0.50%	124,124	54.609345	6,778,330	1.54%	-0.36%
2015	0.80%	38,181	45.910238	1,752,899	1.54%	-0.66%
2015	1.00%	110,966	16.390335	1,818,770	1.54%	-0.85%
2014	0.00%	28,326	32.374882	917,051	1.47%	5.83%
2014	0.50%	137,325	54.805245	7,526,130	1.47%	5.31%
2014	0.80%	43,426	46.213383	2,006,862	1.47%	4.99%
2014	1.00%	124,578	16.531597	2,059,473	1.47%	4.78%
2013	0.00%	22,166	30.590553	678,070	1.55%	15.71%
2013	0.50%	147,566	52.044253	7,679,962	1.55%	15.13%
2013	0.80%	49,960	44.017089	2,199,094	1.55%	14.78%
2013	1.00%	135,008	15.777445	2,130,081	1.55%	14.56%
2013	1.30%	222	44.605427	9,902	1.55%	14.21%
2012	0.00%	26,092	26.438122	689,823	1.49%	12.48%
2012	0.50%	159,628	45.205009	7,215,985	1.49%	11.92%
2012	0.80%	61,726	38.347550	2,367,041	1.49%	11.58%
2012	1.00%	141,671	13.772768	1,951,202	1.49%	11.36%
2012	1.30%	138	39.054823	5,390	1.49%	11.03%
2011	0.00%	28,280	23.504361	664,703	1.89%	-2.56%
2011	0.50%	188,094	40.390644	7,597,238	1.89%	-3.05%
2011	0.80%	68,594	34.366682	2,357,348	1.89%	-3.34%
2011	1.00%	168,991	12.367780	2,090,044	1.89%	-3.53%
2011	1.30%	1	35.176377	35	1.89%	-3.82%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2015	0.00%	7,724	$15.682940	$121,135	0.96%	-20.75%
2015	0.50%	85,744	14.868006	1,274,842	0.96%	-21.15%
2015	0.80%	17,730	14.399510	255,303	0.96%	-21.38%
2014	0.00%	11,909	19.788975	235,667	0.61%	-12.76%
2014	0.50%	88,884	18.854926	1,675,901	0.61%	-13.20%
2014	0.80%	20,782	18.315787	380,639	0.61%	-13.46%
2013	0.00%	11,257	22.684649	255,361	0.70%	24.15%
2013	0.50%	87,421	21.722450	1,898,998	0.70%	23.53%
2013	0.80%	25,101	21.164829	531,258	0.70%	23.16%
2012	0.00%	13,031	18.272664	238,111	0.72%	4.73%
2012	0.50%	92,636	17.585266	1,629,029	0.72%	4.21%
2012	0.80%	31,070	17.185312	533,948	0.72%	3.90%
2011	0.00%	15,797	17.446617	275,604	0.77%	-5.20%
2011	0.50%	124,550	16.874679	2,101,741	0.77%	-5.67%
2011	0.80%	38,558	16.540551	637,771	0.77%	-5.95%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2015	0.00%	646	17.755390	11,470	1.55%	-0.31%
2015	0.50%	20,645	16.833439	347,526	1.55%	-0.81%
2015	0.80%	1,626	16.303369	26,509	1.55%	-1.11%
2014	0.00%	2,872	17.810892	51,153	1.66%	4.35%
2014	0.50%	20,978	16.970715	356,012	1.66%	3.83%
2014	0.80%	2,581	16.485713	42,550	1.66%	3.52%
2013	0.00%	4,122	17.068509	70,356	1.64%	13.39%
2013	0.50%	17,248	16.344867	281,916	1.64%	12.83%
2013	0.80%	3,214	15.925458	51,184	1.64%	12.49%
2012	0.00%	3,524	15.052634	53,045	1.48%	11.69%
2012	0.50%	18,952	14.486686	274,552	1.48%	11.13%
2012	0.80%	2,722	14.157347	38,536	1.48%	10.79%
2011	0.00%	4,071	13.477731	54,868	2.34%	-0.28%
2011	0.50%	24,603	13.036152	320,728	2.34%	-0.78%
2011	0.80%	3,979	12.778157	50,844	2.34%	-1.08%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2015	0.00%	3,730	18.391642	68,601	1.75%	-0.37%
2015	0.50%	54,534	17.436546	950,885	1.75%	-0.86%
2015	0.80%	10,739	16.887497	181,355	1.75%	-1.16%
2014	0.00%	3,790	18.459232	69,960	1.64%	4.66%
2014	0.50%	56,232	17.588378	989,030	1.64%	4.14%
2014	0.80%	9,126	17.085740	155,924	1.64%	3.83%
2013	0.00%	3,849	17.636606	67,883	1.67%	15.95%
2013	0.50%	53,692	16.888806	906,794	1.67%	15.38%
2013	0.80%	11,810	16.455456	194,339	1.67%	15.03%
2012	0.00%	3,913	15.209948	59,517	2.11%	13.19%
2012	0.50%	58,464	14.638015	855,797	2.11%	12.62%
2012	0.80%	15,219	14.305244	217,712	2.11%	12.28%
2011	0.00%	1,647	13.437783	22,132	2.04%	-1.12%
2011	0.50%	48,519	12.997459	630,624	2.04%	-1.62%
2011	0.80%	18,156	12.740229	231,312	2.04%	-1.91%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2015	0.00%	407	$19.200517	$7,815	1.58%	-0.34%
2015	0.50%	48,081	18.203350	875,235	1.58%	-0.83%
2015	0.80%	13,133	17.630163	231,537	1.58%	-1.13%
2014	0.00%	415	19.265178	7,995	1.41%	4.86%
2014	0.50%	52,282	18.356222	959,700	1.41%	4.34%
2014	0.80%	13,576	17.831644	242,082	1.41%	4.03%
2013	0.00%	422	18.372029	7,753	1.64%	21.50%
2013	0.50%	53,021	17.592960	932,796	1.64%	20.89%
2013	0.80%	17,577	17.141551	301,297	1.64%	20.53%
2012	0.00%	430	15.121452	6,502	2.04%	15.48%
2012	0.50%	58,115	14.552777	845,735	2.04%	14.90%
2012	0.80%	17,634	14.221942	250,790	2.04%	14.56%
2011	0.50%	54,142	12.665066	685,712	2.06%	-3.18%
2011	0.80%	17,536	12.414407	217,699	2.06%	-3.47%
VIP Growth Portfolio - Initial Class (FGP)
2015	0.00%	129,431	39.284517	5,084,634	0.26%	7.17%
2015	0.50%	333,825	116.939937	39,037,474	0.26%	6.64%
2015	0.80%	159,204	78.131041	12,438,774	0.26%	6.32%
2015	1.00%	290,892	13.433975	3,907,836	0.26%	6.11%
2015	1.30%	16	69.840591	1,117	0.26%	5.79%
2014	0.00%	137,759	36.654676	5,049,512	0.18%	11.30%
2014	0.50%	360,019	109.658461	39,479,129	0.18%	10.74%
2014	0.80%	181,138	73.486182	13,311,140	0.18%	10.41%
2014	1.00%	339,475	12.660634	4,297,969	0.18%	10.19%
2014	1.30%	16	66.017849	1,056	0.18%	9.86%
2013	0.00%	150,521	32.933927	4,957,248	0.29%	36.34%
2013	0.50%	372,839	99.021065	36,918,915	0.29%	35.66%
2013	0.80%	223,483	66.557026	14,874,364	0.29%	35.25%
2013	1.00%	349,541	11.489795	4,016,154	0.29%	34.98%
2013	1.30%	213	60.092605	12,800	0.29%	34.58%
2012	0.00%	161,289	24.156554	3,896,186	0.59%	14.69%
2012	0.50%	394,207	72.994214	28,774,830	0.59%	14.12%
2012	0.80%	266,541	49.210357	13,116,578	0.59%	13.77%
2012	1.00%	385,900	8.512216	3,284,864	0.59%	13.55%
2012	1.30%	137	44.653281	6,117	0.59%	13.20%
2011	0.00%	170,592	21.062729	3,593,133	0.35%	0.20%
2011	0.50%	430,909	63.965181	27,563,172	0.35%	-0.30%
2011	0.80%	300,253	43.253084	12,986,868	0.35%	-0.59%
2011	1.00%	455,202	7.496758	3,412,539	0.35%	-0.79%
2011	1.30%	19	39.444794	749	0.35%	-1.09%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.00%	16,557	$16.632779	$275,389	2.49%	-0.71%
2015	0.50%	103,861	15.612056	1,621,484	2.49%	-1.20%
2015	0.80%	11,366	15.029934	170,830	2.49%	-1.50%
2014	0.00%	19,523	16.750978	327,029	1.87%	5.75%
2014	0.50%	105,027	15.801818	1,659,618	1.87%	5.23%
2014	0.80%	13,720	15.258338	209,344	1.87%	4.91%
2013	0.00%	18,225	15.839600	288,677	2.05%	-1.89%
2013	0.50%	196,708	15.016973	2,953,959	2.05%	-2.38%
2013	0.80%	15,073	14.544041	219,222	2.05%	-2.67%
2012	0.00%	28,073	16.144635	453,228	2.07%	5.77%
2012	0.50%	224,012	15.382891	3,445,952	2.07%	5.24%
2012	0.80%	21,300	14.943212	318,290	2.07%	4.92%
2011	0.00%	34,735	15.264055	530,197	3.22%	7.21%
2011	0.50%	264,186	14.616946	3,861,592	3.22%	6.67%
2011	0.80%	23,285	14.241922	331,623	3.22%	6.36%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.00%	9,746	42.935421	418,449	0.37%	-1.50%
2015	0.50%	144,999	40.300555	5,843,540	0.37%	-1.99%
2015	0.80%	16,030	38.797932	621,931	0.37%	-2.28%
2014	0.00%	11,134	43.589036	485,320	0.16%	6.20%
2014	0.50%	178,602	41.119213	7,343,974	0.16%	5.67%
2014	0.80%	18,747	39.705024	744,350	0.16%	5.35%
2013	0.00%	12,172	41.045629	499,607	0.41%	36.06%
2013	0.50%	180,997	38.914038	7,043,324	0.41%	35.38%
2013	0.80%	26,480	37.688616	997,995	0.41%	34.98%
2012	0.00%	16,990	30.166927	512,536	0.49%	14.75%
2012	0.50%	189,756	28.743525	5,454,256	0.49%	14.18%
2012	0.80%	32,699	27.921947	913,020	0.49%	13.83%
2011	0.00%	21,838	26.289170	574,103	0.14%	-10.72%
2011	0.50%	229,983	25.174584	5,789,726	0.14%	-11.16%
2011	0.80%	39,066	24.528651	958,236	0.14%	-11.43%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Initial Class (FOP)
2015	0.00%	36,176	$26.124665	$945,086	1.30%	3.62%
2015	0.50%	70,062	43.532466	3,049,972	1.30%	3.11%
2015	0.80%	14,599	32.235609	470,608	1.30%	2.80%
2015	1.00%	57,818	13.308916	769,495	1.30%	2.59%
2014	0.00%	25,877	25.210791	652,380	1.27%	-8.08%
2014	0.50%	79,348	42.220268	3,350,094	1.27%	-8.54%
2014	0.80%	17,397	31.357900	545,533	1.27%	-8.81%
2014	1.00%	77,951	12.972478	1,011,218	1.27%	-8.99%
2013	0.00%	28,857	27.425919	791,430	1.36%	30.44%
2013	0.50%	91,720	46.160265	4,233,820	1.36%	29.79%
2013	0.80%	21,769	34.387281	748,577	1.36%	29.40%
2013	1.00%	82,304	14.254206	1,173,178	1.36%	29.14%
2013	1.30%	542	29.175220	15,813	1.36%	28.75%
2012	0.00%	30,798	21.026341	647,569	1.93%	20.74%
2012	0.50%	104,930	35.566403	3,731,983	1.93%	20.14%
2012	0.80%	26,621	26.574860	707,449	1.93%	19.78%
2012	1.00%	83,926	11.037832	926,361	1.93%	19.54%
2012	1.30%	328	22.659824	7,432	1.93%	19.18%
2011	0.00%	33,271	17.414491	579,398	1.29%	-17.16%
2011	0.50%	118,017	29.604824	3,493,873	1.29%	-17.58%
2011	0.80%	30,982	22.187015	687,398	1.29%	-17.82%
2011	1.00%	94,368	9.233835	871,379	1.29%	-17.99%
2011	1.30%	5	19.013413	95	1.29%	-18.23%
VIP Overseas Portfolio - Service Class (FOS)
2015	0.00%	7,048	9.455787	66,644	1.33%	-5.44%	4/30/2015
2015	0.50%	340,119	9.424071	3,205,306	1.33%	-5.76%	4/30/2015
2015	0.80%	66,203	9.405088	622,645	1.33%	-5.95%	4/30/2015
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.00%	6,890	25.818706	177,891	0.97%	-3.05%
2015	0.50%	18,586	24.112865	448,162	0.97%	-3.54%
2015	0.80%	3,091	23.143966	71,538	0.97%	-3.83%
2015	1.00%	4,532	22.519793	102,060	0.97%	-4.02%
2014	0.00%	8,274	26.632186	220,355	0.80%	6.69%
2014	0.50%	23,118	24.997315	577,888	0.80%	6.16%
2014	0.80%	3,724	24.064985	89,618	0.80%	5.84%
2014	1.00%	6,587	23.462855	154,550	0.80%	5.63%
2013	0.00%	9,006	24.961619	224,804	0.74%	30.44%
2013	0.50%	26,777	23.546747	630,511	0.74%	29.79%
2013	0.80%	4,896	22.736642	111,319	0.74%	29.41%
2013	1.00%	10,442	22.212133	231,939	0.74%	29.15%
2012	0.00%	9,336	19.135795	178,652	0.58%	27.10%
2012	0.50%	46,104	18.141557	836,398	0.58%	26.47%
2012	0.80%	6,450	17.570001	113,327	0.58%	26.09%
2012	1.00%	9,572	17.199023	164,629	0.58%	25.83%
2011	0.00%	19,441	15.055580	292,696	0.80%	-8.85%
2011	0.50%	36,543	14.345026	524,210	0.80%	-9.30%
2011	0.80%	5,608	13.934920	78,147	0.80%	-9.57%
2011	1.00%	6,604	13.668049	90,264	0.80%	-9.75%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.00%	9,849	$15.982130	$157,408	4.53%	-7.05%
2015	0.50%	87,495	15.227931	1,332,368	4.53%	-7.52%
2015	0.80%	10,851	14.792676	160,515	4.53%	-7.79%
2014	0.00%	10,790	17.195058	185,535	5.34%	4.62%
2014	0.50%	88,212	16.465766	1,452,478	5.34%	4.09%
2014	0.80%	12,451	16.043213	199,754	5.34%	3.78%
2013	0.00%	11,930	16.436367	196,086	6.46%	13.94%
2013	0.50%	89,778	15.818160	1,420,123	6.46%	13.37%
2013	0.80%	14,539	15.458527	224,752	6.46%	13.03%
2012	0.00%	12,161	14.425332	175,426	6.60%	12.65%
2012	0.50%	68,091	13.952339	950,029	6.60%	12.09%
2012	0.80%	12,946	13.676069	177,050	6.60%	11.75%
2011	0.00%	11,961	12.805162	153,163	6.21%	2.38%
2011	0.50%	70,842	12.447515	881,807	6.21%	1.87%
2011	0.80%	13,328	12.237789	163,105	6.21%	1.57%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2015	0.00%	12,212	27.611133	337,187	1.70%	-3.42%
2015	0.50%	141,907	25.916612	3,677,749	1.70%	-3.90%
2015	0.80%	9,694	24.950251	241,868	1.70%	-4.19%
2014	0.00%	14,184	28.587626	405,487	1.58%	9.01%
2014	0.50%	148,833	26.967693	4,013,683	1.58%	8.46%
2014	0.80%	10,615	26.040144	276,416	1.58%	8.14%
2013	0.00%	13,999	26.225783	367,135	1.83%	30.05%
2013	0.50%	159,701	24.863682	3,970,755	1.83%	29.40%
2013	0.80%	14,322	24.080637	344,883	1.83%	29.02%
2012	0.00%	14,390	20.165763	290,185	1.95%	12.18%
2012	0.50%	171,328	19.214168	3,291,925	1.95%	11.61%
2012	0.80%	15,177	18.664910	283,277	1.95%	11.28%
2011	0.00%	27,085	17.976970	486,906	1.64%	6.29%
2011	0.50%	171,680	17.214712	2,955,422	1.64%	5.76%
2011	0.80%	17,101	16.772979	286,835	1.64%	5.45%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2015	0.00%	4,486	33.932255	152,220	0.90%	-7.18%
2015	0.50%	60,975	31.849584	1,942,028	0.90%	-7.65%
2015	0.80%	5,918	30.661824	181,457	0.90%	-7.92%
2014	0.00%	6,537	36.558447	238,983	0.80%	0.88%
2014	0.50%	79,931	34.486659	2,756,553	0.80%	0.38%
2014	0.80%	7,270	33.300359	242,094	0.80%	0.08%
2013	0.00%	6,811	36.238435	246,820	1.48%	36.50%
2013	0.50%	104,422	34.356208	3,587,544	1.48%	35.82%
2013	0.80%	10,409	33.274117	346,350	1.48%	35.42%
2012	0.00%	6,825	26.547381	181,186	1.03%	18.75%
2012	0.50%	111,680	25.294569	2,824,897	1.03%	18.16%
2012	0.80%	12,551	24.571434	308,396	1.03%	17.80%
2011	0.00%	9,471	22.355324	211,727	0.95%	-3.53%
2011	0.50%	124,783	21.407336	2,671,272	0.95%	-4.01%
2011	0.80%	14,035	20.857943	292,741	0.95%	-4.29%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015	0.00%	6,443	$7.580957	$48,844	2.03%	-19.60%
2015	0.50%	79,565	7.517796	598,153	2.03%	-20.00%
2015	0.80%	7,707	7.480158	57,650	2.03%	-20.24%
2014	0.00%	6,412	9.429267	60,460	1.52%	-5.71%	4/30/2014
2014	0.50%	79,121	9.397664	743,553	1.52%	-6.02%	4/30/2014
2014	0.80%	10,088	9.378753	94,613	1.52%	-6.21%	4/30/2014
Templeton Foreign Securities Fund - Class 1 (TIF)
2015	0.00%	157	23.944197	3,759	3.53%	-6.31%
2015	0.50%	4,217	22.474517	94,775	3.53%	-6.78%
2015	0.80%	138	21.636386	2,986	3.53%	-7.05%
2014	0.00%	160	25.556124	4,089	2.00%	-10.89%
2014	0.50%	5,669	24.107860	136,667	2.00%	-11.33%
2014	0.80%	454	23.278595	10,568	2.00%	-11.60%
2013	0.00%	163	28.677989	4,675	2.54%	23.27%
2013	0.50%	6,799	27.188535	184,855	2.54%	22.66%
2013	0.80%	545	26.332251	14,351	2.54%	22.29%
2012	0.00%	166	23.263845	3,862	3.71%	18.60%
2012	0.50%	7,020	22.166042	155,606	3.71%	18.00%
2012	0.80%	621	21.532384	13,372	3.71%	17.65%
2011	0.00%	169	19.616024	3,315	1.90%	-10.44%
2011	0.50%	12,325	18.784240	231,516	1.90%	-10.89%
2011	0.80%	683	18.302200	12,500	1.90%	-11.16%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.00%	9,284	8.167860	75,830	3.28%	-6.49%
2015	0.50%	107,904	8.099836	874,005	3.28%	-6.96%
2015	0.80%	8,391	8.059284	67,625	3.28%	-7.24%
2014	0.00%	9,163	8.734905	80,038	1.90%	-12.65%	4/30/2014
2014	0.50%	130,161	8.705622	1,133,132	1.90%	-12.94%	4/30/2014
2014	0.80%	9,869	8.688088	85,743	1.90%	-13.12%	4/30/2014
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.00%	25,050	9.651615	241,773	7.79%	-4.30%
2015	0.50%	179,618	9.571266	1,719,172	7.79%	-4.78%
2015	0.80%	14,071	9.523371	134,003	7.79%	-5.07%
2014	0.00%	27,636	10.085726	278,729	5.04%	0.86%	4/30/2014
2014	0.50%	189,728	10.051926	1,907,132	5.04%	0.52%	4/30/2014
2014	0.80%	16,441	10.031694	164,931	5.04%	0.32%	4/30/2014
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.00%	1,861	12.958538	24,116	3.09%	-6.21%
2015	0.50%	16,651	12.471164	207,657	3.09%	-6.68%
2015	0.80%	1,457	12.187593	17,757	3.09%	-6.96%
2014	0.00%	1,899	13.816935	26,238	2.91%	2.85%
2014	0.50%	12,325	13.363967	164,711	2.91%	2.34%
2014	0.80%	1,484	13.099354	19,439	2.91%	2.03%
2013	0.00%	5,110	13.434293	68,649	11.80%	23.77%
2013	0.50%	4,833	13.059007	63,114	11.80%	23.15%
2013	0.80%	1,921	12.838902	24,664	11.80%	22.78%
2012	0.00%	959	10.854248	10,409	3.11%	15.33%
2012	0.50%	4,840	10.603889	51,323	3.11%	14.76%
2012	0.80%	1,840	10.456468	19,240	3.11%	14.41%
2011	0.00%	977	9.411247	9,195	0.01%	-1.54%
2011	0.50%	9,398	9.240357	86,841	0.01%	-2.03%
2011	0.80%	1,897	9.139329	17,337	0.01%	-2.32%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.00%	33,957	$18.212183	$618,431	1.48%	0.18%
2015	0.50%	37,870	25.838210	978,493	1.48%	-0.32%
2015	0.80%	8,860	20.234451	179,277	1.48%	-0.61%
2015	1.00%	58,030	12.656942	734,482	1.48%	-0.81%
2014	0.00%	34,818	18.178772	632,948	1.68%	0.61%
2014	0.50%	44,680	25.920092	1,158,110	1.68%	0.11%
2014	0.80%	8,780	20.359563	178,757	1.68%	-0.19%
2014	1.00%	63,202	12.760705	806,502	1.68%	-0.39%
2013	0.00%	35,883	18.068566	648,354	2.13%	0.62%
2013	0.50%	39,560	25.892092	1,024,291	2.13%	0.11%
2013	0.80%	11,902	20.398673	242,785	2.13%	-0.18%
2013	1.00%	74,230	12.810813	950,947	2.13%	-0.38%
2013	1.30%	184	19.479537	3,584	2.13%	-0.68%
2012	0.00%	39,865	17.957800	715,888	3.05%	4.61%
2012	0.50%	46,960	25.862355	1,214,496	3.05%	4.08%
2012	0.80%	12,214	20.436462	249,611	3.05%	3.77%
2012	1.00%	69,717	12.860239	896,577	3.05%	3.56%
2012	1.30%	97	19.613461	1,903	3.05%	3.25%
2011	0.00%	40,577	17.167186	696,593	3.92%	0.29%
2011	0.50%	44,848	24.847995	1,114,383	3.92%	-0.21%
2011	0.80%	14,684	19.694057	289,188	3.92%	-0.51%
2011	1.00%	51,341	12.417925	637,549	3.92%	-0.71%
2011	1.30%	17	18.995943	323	3.92%	-1.00%
Guardian Portfolio - I Class Shares (AMGP)
2015	0.00%	3,534	24.202603	85,532	0.70%	-4.97%
2015	0.80%	2	21.012092	42	0.70%	-5.73%
2015	1.00%	3,330	18.232087	60,713	0.70%	-5.91%
2014	0.00%	3,691	25.467775	94,002	0.43%	9.03%
2014	0.80%	2	22.288104	45	0.43%	8.16%
2014	1.00%	3,825	19.378004	74,121	0.43%	7.94%
2013	0.00%	3,816	23.358987	89,138	0.80%	38.81%
2013	0.80%	2	20.606782	41	0.80%	37.71%
2013	1.00%	6,693	17.952067	120,153	0.80%	37.43%
2012	0.00%	6,748	16.827470	113,552	0.27%	12.73%
2012	0.80%	2	14.963947	30	0.27%	11.83%
2012	1.00%	3,505	13.062262	45,783	0.27%	11.60%
2011	0.00%	7,106	14.927741	106,077	0.45%	-2.94%
2011	0.80%	2	13.381489	27	0.45%	-3.71%
2011	1.00%	5,218	11.704343	61,073	0.45%	-3.90%
International Portfolio - S Class Shares (AMINS)
2015	0.00%	1,304	15.819981	20,629	0.97%	1.53%
2014	0.00%	1,255	15.581872	19,555	0.35%	-3.27%
2013	0.00%	1,213	16.109309	19,541	1.16%	17.83%
2012	0.00%	1,723	13.671294	23,556	0.82%	18.48%
2011	0.00%	1,202	11.539024	13,870	12.26%	-12.33%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015	0.00%	86,273	9.602877	828,469	0.00%	-3.97%	11/4/2015
2015	0.50%	5,084	9.595371	48,783	0.00%	-4.05%	11/4/2015
2015	0.80%	1,844	9.590871	17,686	0.00%	-4.09%	11/4/2015
2015	1.00%	87,612	9.587871	840,013	0.00%	-4.12%	11/4/2015

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.50%	5,307	$32.774504	$173,934	0.00%	0.49%
2015	0.80%	881	31.552382	27,798	0.00%	0.19%
2014	0.00%	530	34.573606	18,324	0.00%	7.31%
2013	0.00%	537	32.217787	17,301	0.00%	32.28%
2012	0.00%	68	24.354864	1,656	0.00%	12.10%
2011	0.00%	63	21.725830	1,369	0.00%	0.26%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2015	0.00%	65,901	32.872625	2,166,339	0.78%	-11.80%
2015	0.80%	56	42.981855	2,407	0.78%	-12.51%
2015	1.00%	23,926	16.721091	400,069	0.78%	-12.68%
2014	0.00%	69,362	37.272351	2,585,285	0.75%	9.85%
2014	0.80%	56	49.126371	2,751	0.75%	8.98%
2014	1.00%	27,195	19.149762	520,778	0.75%	8.76%
2013	0.00%	76,029	33.929461	2,579,623	1.19%	31.14%
2013	0.80%	56	45.079527	2,524	1.19%	30.09%
2013	1.00%	29,271	17.607455	515,388	1.19%	29.83%
2012	0.00%	84,168	25.873568	2,177,726	0.42%	16.60%
2012	0.80%	56	34.652161	1,941	0.42%	15.67%
2012	1.00%	30,453	13.561747	412,996	0.42%	15.44%
2011	0.00%	86,633	22.190216	1,922,405	0.00%	-11.36%
2011	0.80%	56	29.958324	1,678	0.00%	-12.06%
2011	1.00%	35,996	11.748254	422,890	0.00%	-12.24%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2015	0.00%	1,061	20.285547	21,523	0.37%	-8.52%
2014	0.00%	1,220	22.175231	27,054	0.68%	13.56%
2013	0.00%	1,376	19.528070	26,871	0.82%	36.71%
2012	0.00%	1,543	14.284382	22,041	0.30%	15.37%
2011	0.00%	2,941	12.380922	36,412	0.40%	-6.70%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.00%	460	29.142833	13,406	0.55%	-0.46%
2015	0.50%	23,109	27.354252	632,129	0.55%	-0.96%
2015	0.80%	1,464	26.334197	38,553	0.55%	-1.26%
2014	0.00%	1,211	29.278575	35,456	0.37%	10.38%
2014	0.50%	25,368	27.619420	700,649	0.37%	9.83%
2014	0.80%	2,069	26.669361	55,179	0.37%	9.50%
2013	0.00%	1,293	26.524850	34,297	0.78%	37.60%
2013	0.50%	27,419	25.147151	689,510	0.78%	36.92%
2013	0.80%	3,040	24.355078	74,039	0.78%	36.51%
2012	0.00%	898	19.276454	17,310	0.21%	10.98%
2012	0.50%	20,471	18.366751	375,986	0.21%	10.42%
2012	0.80%	3,063	17.841641	54,649	0.21%	10.09%
2011	0.00%	902	17.369356	15,667	0.36%	-3.08%
2011	0.50%	26,477	16.632806	440,387	0.36%	-3.56%
2011	0.80%	4,463	16.205928	72,327	0.36%	-3.85%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2015	0.00%	20,811	$26.706120	$555,781	2.24%	0.83%
2015	0.50%	83,659	42.100530	3,522,088	2.24%	0.33%
2015	0.80%	28,601	38.689117	1,106,547	2.24%	0.03%
2015	1.00%	25,534	14.014239	357,840	2.24%	-0.17%
2014	0.00%	20,975	26.485875	555,541	2.05%	8.20%
2014	0.50%	88,630	41.962635	3,719,148	2.05%	7.66%
2014	0.80%	31,454	38.678263	1,216,586	2.05%	7.34%
2014	1.00%	42,043	14.038358	590,215	2.05%	7.12%
2013	0.00%	23,362	24.479189	571,883	2.38%	13.17%
2013	0.50%	91,522	38.977736	3,567,320	2.38%	12.60%
2013	0.80%	35,610	36.034905	1,283,203	2.38%	12.27%
2013	1.00%	47,341	13.105120	620,409	2.38%	12.04%
2013	1.30%	48	33.555465	1,611	2.38%	11.71%
2012	0.00%	25,505	21.630621	551,689	1.33%	12.34%
2012	0.50%	96,541	34.614598	3,341,728	1.33%	11.78%
2012	0.80%	40,574	32.097298	1,302,316	1.33%	11.44%
2012	1.00%	63,128	11.696460	738,374	1.33%	11.22%
2012	1.30%	4	30.038576	120	1.33%	10.89%
2011	0.00%	28,648	19.254563	551,605	2.29%	0.72%
2011	0.50%	109,322	30.967082	3,385,383	2.29%	0.22%
2011	0.80%	44,239	28.801503	1,274,150	2.29%	-0.08%
2011	1.00%	68,952	10.516516	725,135	2.29%	-0.28%
Core Bond Fund/VA - Non-Service Shares (OVB)
2015	0.00%	31,610	18.634409	589,034	4.04%	0.96%
2015	0.50%	71,934	26.926807	1,936,953	4.04%	0.46%
2015	0.80%	23,785	23.706576	563,861	4.04%	0.16%
2015	1.00%	33,381	12.596149	420,472	4.04%	-0.04%
2014	0.00%	31,891	18.457037	588,613	4.76%	7.27%
2014	0.50%	75,579	26.804199	2,025,835	4.76%	6.73%
2014	0.80%	26,194	23.669529	620,000	4.76%	6.41%
2014	1.00%	34,890	12.601657	439,672	4.76%	6.20%
2013	0.00%	35,901	17.206945	617,747	5.06%	-0.10%
2013	0.50%	128,564	25.113977	3,228,753	5.06%	-0.60%
2013	0.80%	29,928	22.243594	665,706	5.06%	-0.90%
2013	1.00%	40,654	11.866194	482,408	5.06%	-1.09%
2013	1.30%	87	21.524233	1,873	5.06%	-1.39%
2012	0.00%	41,017	17.224007	706,477	4.88%	10.29%
2012	0.50%	128,505	25.264893	3,246,665	4.88%	9.74%
2012	0.80%	34,873	22.444505	782,707	4.88%	9.41%
2012	1.00%	50,794	11.997337	609,393	4.88%	9.19%
2012	1.30%	76	21.827521	1,659	4.88%	8.86%
2011	0.00%	45,210	15.616793	706,035	5.94%	8.27%
2011	0.50%	129,643	23.022454	2,984,700	5.94%	7.73%
2011	0.80%	38,953	20.513983	799,081	5.94%	7.41%
2011	1.00%	54,684	10.987424	600,836	5.94%	7.19%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.00%	30,305	$61.416670	$1,861,232	1.31%	3.94%
2015	0.50%	244,405	68.823160	16,820,724	1.31%	3.43%
2015	0.80%	35,673	65.680242	2,343,011	1.31%	3.12%
2015	1.00%	50,382	20.186817	1,017,052	1.31%	2.91%
2014	0.00%	31,581	59.086198	1,866,001	1.24%	2.29%
2014	0.50%	256,527	66.543578	17,070,224	1.24%	1.78%
2014	0.80%	41,216	63.695578	2,625,277	1.24%	1.48%
2014	1.00%	48,669	19.616036	954,693	1.24%	1.27%
2013	0.00%	25,705	57.762074	1,484,774	1.38%	27.31%
2013	0.50%	164,315	65.378449	10,742,660	1.38%	26.67%
2013	0.80%	26,742	62.768366	1,678,552	1.38%	26.29%
2013	1.00%	52,368	19.369184	1,014,325	1.38%	26.04%
2013	1.30%	10	56.724747	567	1.38%	25.66%
2012	0.00%	27,835	45.372528	1,262,944	2.15%	21.26%
2012	0.50%	179,840	51.612469	9,281,986	2.15%	20.66%
2012	0.80%	36,797	49.700720	1,828,837	2.15%	20.30%
2012	1.00%	62,172	15.367427	955,424	2.15%	20.06%
2012	1.30%	3	45.140290	135	2.15%	19.70%
2011	0.00%	30,723	37.416119	1,149,535	1.32%	-8.29%
2011	0.50%	208,594	42.775604	8,922,734	1.32%	-8.75%
2011	0.80%	43,138	41.315188	1,782,255	1.32%	-9.02%
2011	1.00%	69,574	12.800257	890,565	1.32%	-9.20%
International Growth Fund/VA - Non-Service Shares (OVIG)
2015	0.50%	2,804	9.335199	26,176	1.48%	2.92%
2015	0.80%	296	9.288573	2,749	1.48%	2.61%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.00%	18,073	18.826860	340,258	0.92%	3.33%
2015	0.50%	45,674	17.408284	795,106	0.92%	2.81%
2015	0.80%	5,535	16.608972	91,931	0.92%	2.50%
2015	1.00%	2,564	16.087715	41,249	0.92%	2.30%
2014	0.00%	21,173	18.220430	385,781	0.81%	10.70%
2014	0.50%	47,078	16.932003	797,125	0.81%	10.15%
2014	0.80%	7,321	16.203092	118,623	0.81%	9.82%
2014	1.00%	10,278	15.725988	161,632	0.81%	9.60%
2013	0.00%	21,539	16.458811	354,506	1.10%	31.77%
2013	0.50%	45,618	15.371629	701,223	1.10%	31.12%
2013	0.80%	10,025	14.754067	147,910	1.10%	30.72%
2013	1.00%	4,106	14.348295	58,914	1.10%	30.46%
2012	0.00%	24,343	12.490314	304,052	1.07%	16.87%
2012	0.50%	50,353	11.723693	590,323	1.07%	16.29%
2012	0.80%	11,568	11.286461	130,562	1.07%	15.94%
2012	1.00%	4,226	10.998010	46,478	1.07%	15.71%
2011	0.00%	19,438	10.687265	207,739	0.86%	-0.01%
2011	0.50%	59,890	10.081693	603,793	0.86%	-0.51%
2011	0.80%	12,913	9.734919	125,707	0.86%	-0.81%
2011	1.00%	2,423	9.505148	23,031	0.86%	-1.01%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.00%	3,968	$37.311330	$148,051	0.85%	-5.90%
2015	0.50%	36,075	35.021459	1,263,399	0.85%	-6.37%
2015	0.80%	4,543	33.715552	153,170	0.85%	-6.65%
2014	0.00%	2,745	39.650231	108,840	0.86%	11.93%
2014	0.50%	28,891	37.403435	1,080,623	0.86%	11.38%
2014	0.80%	4,004	36.116929	144,612	0.86%	11.04%
2013	0.00%	3,573	35.423066	126,567	0.95%	41.01%
2013	0.50%	34,448	33.583284	1,156,877	0.95%	40.31%
2013	0.80%	7,508	32.525596	244,202	0.95%	39.89%
2012	0.00%	1,538	25.120110	38,635	0.60%	17.99%
2012	0.50%	27,760	23.934670	664,426	0.60%	17.40%
2012	0.80%	6,485	23.250430	150,779	0.60%	17.04%
2011	0.00%	2,898	21.290587	61,700	0.63%	-2.21%
2011	0.50%	27,732	20.387760	565,393	0.63%	-2.70%
2011	0.80%	6,787	19.864554	134,821	0.63%	-2.99%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2015	0.00%	3,609	11.164569	40,293	0.00%	6.61%
2015	0.50%	68,736	10.323152	709,572	0.00%	6.07%
2015	0.80%	20,717	9.849020	204,042	0.00%	5.76%
2015	1.00%	25,537	8.450352	215,797	0.00%	5.55%
2014	0.00%	5,294	10.472729	55,443	0.00%	5.78%
2014	0.50%	61,812	9.731996	601,554	0.00%	5.26%
2014	0.80%	21,120	9.312908	196,689	0.00%	4.94%
2014	1.00%	26,040	8.006363	208,486	0.00%	4.73%
2013	0.00%	7,017	9.900062	69,469	0.01%	35.98%
2013	0.50%	67,291	9.245959	622,170	0.01%	35.31%
2013	0.80%	24,938	8.874402	221,310	0.01%	34.90%
2013	1.00%	24,456	7.644653	186,958	0.01%	34.63%
2012	0.00%	7,137	7.280329	51,960	0.00%	16.45%
2012	0.50%	78,625	6.833364	537,273	0.00%	15.86%
2012	0.80%	27,812	6.578454	182,960	0.00%	15.52%
2012	1.00%	27,106	5.678189	153,913	0.00%	15.29%
2011	0.00%	7,149	6.252049	44,696	0.00%	1.10%
2011	0.50%	88,996	5.897695	524,871	0.00%	0.59%
2011	0.80%	30,607	5.694788	174,300	0.00%	0.29%
2011	1.00%	42,359	4.925320	208,632	0.00%	0.09%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.00%	2,090	10.218354	21,356	5.75%	-2.26%
2015	0.50%	16,292	10.057176	163,852	5.75%	-2.75%
2015	0.80%	2,725	9.961625	27,145	5.75%	-3.04%
2014	0.00%	3,514	10.454655	36,738	4.12%	2.84%
2014	0.50%	16,193	10.341321	167,457	4.12%	2.33%
2014	0.80%	1,964	10.273885	20,178	4.12%	2.02%
2013	0.00%	4,623	10.166070	46,998	4.89%	-0.13%
2013	0.50%	10,314	10.106259	104,236	4.89%	-0.63%
2013	0.80%	2,809	10.070537	28,288	4.89%	-0.93%
2012	0.00%	4,557	10.179532	46,388	0.00%	1.80%	10/26/2012
2012	0.50%	8,166	10.170366	83,051	0.00%	1.70%	10/26/2012
2012	0.80%	3,560	10.164863	36,187	0.00%	1.65%	10/26/2012

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
All Asset Portfolio - Administrative Class (PMVAAA)
2015	0.50%	19,619	$9.652156	$189,366	3.46%	-9.44%
2015	0.80%	2,205	9.546539	21,050	3.46%	-9.71%
2014	0.50%	17,361	10.658413	185,041	4.03%	-0.03%
2014	0.80%	2,633	10.573486	27,840	4.03%	-0.33%
2013	0.50%	42,586	10.661336	454,024	4.32%	-0.23%
2013	0.80%	4,166	10.608164	44,194	4.32%	-0.53%
2012	0.50%	66,356	10.685592	709,053	5.75%	6.86%	5/1/2012
2012	0.80%	3,037	10.664248	32,387	5.75%	6.64%	5/1/2012
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2015	0.50%	1,195	5.474462	6,542	5.56%	-26.08%
2014	0.50%	298	7.405558	2,207	0.22%	-25.94%	5/1/2014
2014	0.80%	301	7.390691	2,225	0.22%	-26.09%	5/1/2014
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2015	0.50%	24,645	11.598080	285,835	1.52%	-7.55%
2015	0.80%	395	11.366789	4,490	1.52%	-7.83%
2014	0.50%	26,282	12.544818	329,703	2.05%	-0.10%
2014	0.80%	955	12.331826	11,777	2.05%	-0.40%
2013	0.00%	517	12.854946	6,646	1.79%	-6.47%
2013	0.50%	42,182	12.557432	529,698	1.79%	-6.94%
2013	0.80%	1,172	12.381567	14,511	1.79%	-7.22%
2012	0.00%	2,260	13.744711	31,063	5.63%	5.50%
2012	0.50%	42,282	13.494082	570,557	5.63%	4.97%
2012	0.80%	1,719	13.345323	22,941	5.63%	4.65%
2011	0.00%	2,159	13.028098	28,128	1.99%	8.52%
2011	0.50%	56,209	12.854999	722,567	1.99%	7.98%
2011	0.80%	5,015	12.751830	63,950	1.99%	7.66%
Low Duration Portfolio - Administrative Class (PMVLDA)
2015	0.00%	29,449	12.575667	370,341	3.42%	0.31%
2015	0.50%	89,541	12.162088	1,089,006	3.42%	-0.19%
2015	0.80%	8,205	11.919542	97,800	3.42%	-0.49%
2014	0.00%	30,065	12.536937	376,923	1.12%	0.85%
2014	0.50%	97,346	12.185567	1,186,216	1.12%	0.34%
2014	0.80%	8,703	11.978669	104,250	1.12%	0.04%
2013	0.00%	31,197	12.431406	387,823	1.47%	-0.13%
2013	0.50%	118,845	12.143708	1,443,219	1.47%	-0.63%
2013	0.80%	9,183	11.973624	109,954	1.47%	-0.93%
2012	0.00%	34,675	12.447911	431,631	1.90%	5.86%
2012	0.50%	150,562	12.220936	1,840,009	1.90%	5.33%
2012	0.80%	11,713	12.086211	141,566	1.90%	5.01%
2011	0.00%	36,471	11.759209	428,870	1.68%	1.11%
2011	0.50%	147,186	11.602960	1,707,793	1.68%	0.60%
2011	0.80%	14,960	11.509840	172,187	1.68%	0.30%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	0.50%	86,402	11.111948	960,095	5.07%	-0.07%
2015	0.80%	2,404	10.956210	26,339	5.07%	-0.37%
2014	0.50%	82,384	11.119351	916,057	2.10%	3.75%
2014	0.80%	3,635	10.996665	39,973	2.10%	3.44%
2013	0.50%	111,647	10.717485	1,196,575	2.18%	-2.45%
2013	0.80%	5,095	10.631288	54,166	2.18%	-2.74%
2012	0.50%	127,731	10.986175	1,403,275	2.57%	9.05%
2012	0.80%	5,884	10.930788	64,317	2.57%	8.72%
2011	0.50%	27,221	10.074350	274,234	1.29%	0.74%	4/29/2011
2011	0.80%	4,660	10.053955	46,851	1.29%	0.54%	4/29/2011

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VT Growth & Income Fund: Class IB (PVGIB)
2015	0.00%	344	$22.730794	$7,819	2.83%	-7.53%
2015	0.50%	3,052	21.335597	65,116	2.83%	-7.99%
2015	0.80%	927	20.539923	19,041	2.83%	-8.26%
2014	0.00%	354	24.581005	8,702	1.13%	10.73%
2014	0.50%	8,422	23.187961	195,289	1.13%	10.18%
2014	0.80%	1,124	22.390312	25,167	1.13%	9.85%
2013	0.00%	363	22.198468	8,058	2.08%	35.68%
2013	0.50%	4,959	21.045411	104,364	2.08%	35.00%
2013	0.80%	1,126	20.382519	22,951	2.08%	34.60%
2012	0.00%	55	16.361335	900	1.72%	19.14%
2012	0.50%	5,062	15.589153	78,912	1.72%	18.54%
2012	0.80%	906	15.143447	13,720	1.72%	18.19%
2011	0.00%	60	13.733218	824	1.50%	-4.64%
2011	0.50%	4,875	13.150793	64,110	1.50%	-5.12%
2011	0.80%	931	12.813268	11,929	1.50%	-5.40%
VT International Equity Fund: Class IB (PVTIGB)
2015	0.00%	995	21.491137	21,384	1.15%	0.14%
2015	0.50%	9,233	20.171936	186,247	1.15%	-0.36%
2015	0.80%	1,704	19.419607	33,091	1.15%	-0.66%
2014	0.00%	218	21.460987	4,678	0.90%	-6.78%
2014	0.50%	11,540	20.244640	233,623	0.90%	-7.24%
2014	0.80%	1,760	19.548168	34,405	0.90%	-7.52%
2013	0.00%	224	23.021172	5,157	1.39%	28.07%
2013	0.50%	11,936	21.825300	260,507	1.39%	27.43%
2013	0.80%	1,673	21.137809	35,364	1.39%	27.05%
2012	0.00%	230	17.975464	4,134	2.14%	21.92%
2012	0.50%	11,969	17.127054	204,994	2.14%	21.31%
2012	0.80%	1,824	16.637352	30,347	2.14%	20.94%
2011	0.00%	238	14.744148	3,509	3.11%	-16.93%
2011	0.50%	9,922	14.118815	140,087	3.11%	-17.35%
2011	0.80%	1,807	13.756422	24,858	3.11%	-17.59%
VT Voyager Fund: Class IB (PVTVB)
2015	0.00%	313	25.358465	7,937	1.09%	-6.11%
2015	0.50%	21,675	23.802033	515,909	1.09%	-6.58%
2015	0.80%	1,426	22.914372	32,676	1.09%	-6.86%
2014	0.00%	695	27.009337	18,771	0.80%	9.72%
2014	0.50%	16,323	25.478744	415,890	0.80%	9.17%
2014	0.80%	1,754	24.602302	43,152	0.80%	8.85%
2013	0.00%	793	24.616350	19,521	0.77%	43.72%
2013	0.50%	18,702	23.337763	436,463	0.77%	43.01%
2013	0.80%	2,505	22.602678	56,620	0.77%	42.58%
2012	0.00%	1,061	17.127486	18,172	0.38%	14.23%
2012	0.50%	19,100	16.319175	311,696	0.38%	13.66%
2012	0.80%	2,910	15.852589	46,131	0.38%	13.32%
2011	0.00%	2,304	14.994106	34,546	0.00%	-17.85%
2011	0.50%	32,398	14.358253	465,179	0.00%	-18.26%
2011	0.80%	3,611	13.989739	50,517	0.00%	-18.50%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI American Franchise Fund - Series I Shares (ACEG)
2015	0.00%	2,858	$15.558361	$44,466	0.00%	5.01%
2015	0.50%	910	15.274958	13,900	0.00%	4.48%
2015	0.80%	550	15.107367	8,309	0.00%	4.17%
2014	0.00%	3,043	14.816518	45,087	0.06%	8.44%
2014	0.50%	1,115	14.619541	16,301	0.06%	7.90%
2014	0.80%	793	14.502589	11,501	0.06%	7.58%
2013	0.50%	1,211	13.549301	16,408	0.38%	39.44%
2013	0.80%	616	13.481308	8,304	0.38%	39.02%
2012	0.50%	794	9.717084	7,715	0.00%	-2.83%	4/27/2012
2012	0.80%	426	9.697354	4,131	0.00%	-3.03%	4/27/2012
VI Value Opportunities Fund - Series I Shares (AVBVI)
2015	0.00%	202	19.711771	3,982	2.58%	-10.40%
2014	0.00%	242	22.000815	5,324	1.34%	6.62%
2013	0.00%	306	20.634996	6,314	0.67%	33.75%
2012	0.00%	1,028	15.427533	15,860	1.75%	17.70%
2011	0.00%	842	13.107128	11,036	0.80%	-3.05%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2015	0.50%	66	12.752183	842	0.10%	-4.51%
2014	0.50%	2,314	13.354025	30,901	0.05%	3.91%
2013	0.50%	96	12.851090	1,234	0.43%	28.17%
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.50%	4,756	10.513528	50,002	0.48%	1.34%
2015	0.80%	39	10.429711	407	0.48%	1.04%
2014	0.50%	637	10.374436	6,609	0.00%	4.14%
2014	0.80%	35	10.322638	361	0.00%	3.83%
2013	0.80%	29	9.942289	288	0.00%	-0.58%	5/1/2013
Health Sciences Portfolio - II (TRHS2)
2015	0.00%	16,283	34.165533	556,317	0.00%	12.47%
2015	0.50%	155,869	33.212254	5,176,761	0.00%	11.91%
2015	0.80%	16,049	32.653058	524,049	0.00%	11.57%
2014	0.00%	18,416	30.377400	559,430	0.00%	31.22%
2014	0.50%	150,405	29.677828	4,463,694	0.00%	30.57%
2014	0.80%	15,601	29.265799	456,576	0.00%	30.18%
2013	0.00%	19,954	23.149472	461,925	0.00%	50.51%
2013	0.50%	153,298	22.729602	3,484,403	0.00%	49.76%
2013	0.80%	20,374	22.481324	458,034	0.00%	49.31%
2012	0.00%	15,998	15.380592	246,059	0.00%	31.00%
2012	0.50%	114,233	15.177218	1,733,739	0.00%	30.34%
2012	0.80%	19,506	15.056482	293,692	0.00%	29.95%
2011	0.00%	2,592	11.741045	30,433	0.00%	10.39%
2011	0.50%	53,213	11.643960	619,610	0.00%	9.84%
2011	0.80%	7,084	11.586088	82,076	0.00%	9.51%
Limited-Term Bond Portfolio - II (TRLT2)
2015	0.00%	4,821	12.895459	62,169	0.92%	0.06%
2014	0.00%	2,898	12.888029	37,350	1.01%	0.39%
2013	0.00%	2,608	12.837345	33,480	1.36%	-0.12%
2012	0.00%	10,329	12.852172	132,750	1.90%	2.44%
2011	0.00%	6,793	12.545962	85,225	2.15%	1.16%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2015	0.00%	3,374	$20.647939	$69,666	6.78%	-13.09%
2015	0.50%	18,368	26.073834	478,924	6.78%	-13.52%
2015	0.80%	6,197	22.732631	140,874	6.78%	-13.78%
2015	1.00%	21,614	16.353825	353,472	6.78%	-13.95%
2014	0.00%	5,016	23.756928	119,165	4.92%	2.18%
2014	0.50%	19,801	30.150289	597,006	4.92%	1.67%
2014	0.80%	6,704	26.365744	176,756	4.92%	1.37%
2014	1.00%	26,879	19.005477	510,848	4.92%	1.17%
2013	0.00%	5,096	23.249070	118,477	2.33%	-9.17%
2013	0.50%	20,817	29.653654	617,300	2.33%	-9.62%
2013	0.80%	7,163	26.009363	186,305	2.33%	-9.89%
2013	1.00%	28,068	18.786130	527,289	2.33%	-10.07%
2013	1.30%	79	25.415144	2,008	2.33%	-10.34%
2012	0.00%	5,549	25.595762	142,031	2.29%	5.55%
2012	0.50%	24,266	32.810536	796,180	2.29%	5.02%
2012	0.80%	8,173	28.864790	235,912	2.29%	4.71%
2012	1.00%	31,066	20.890316	648,979	2.29%	4.50%
2012	1.30%	34	28.346804	964	2.29%	4.18%
2011	0.00%	6,926	24.249965	167,955	7.78%	8.14%
2011	0.50%	29,106	31.241583	909,318	7.78%	7.60%
2011	0.80%	10,022	27.567293	276,279	7.78%	7.28%
2011	1.00%	37,712	19.991316	753,913	7.78%	7.07%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	0.00%	14,381	28.228045	405,948	0.58%	-13.99%
2015	0.50%	120,838	25.525784	3,084,485	0.58%	-14.42%
2015	0.80%	14,479	24.242135	351,002	0.58%	-14.68%
2015	1.00%	7,115	27.268729	194,017	0.58%	-14.85%
2014	0.00%	28,222	32.820007	926,246	0.51%	-0.41%
2014	0.50%	132,065	29.827116	3,939,118	0.51%	-0.91%
2014	0.80%	17,426	28.412384	495,114	0.51%	-1.21%
2014	1.00%	17,100	32.023690	547,605	0.51%	-1.41%
2013	0.00%	31,368	32.956519	1,033,780	1.56%	12.02%
2013	0.50%	142,175	30.101401	4,279,667	1.56%	11.46%
2013	0.80%	19,831	28.759870	570,337	1.56%	11.13%
2013	1.00%	18,575	32.480271	603,321	1.56%	10.91%
2012	0.00%	33,427	29.420205	983,429	0.00%	29.81%
2012	0.50%	156,688	27.006103	4,231,532	0.00%	29.16%
2012	0.80%	26,610	25.880034	688,668	0.00%	28.77%
2012	1.00%	19,965	29.286403	584,703	0.00%	28.51%
2011	0.00%	45,284	22.664458	1,026,337	1.14%	-25.74%
2011	0.50%	170,495	20.909178	3,564,910	1.14%	-26.11%
2011	0.80%	29,321	20.097645	589,283	1.14%	-26.33%
2011	1.00%	30,102	22.788544	685,981	1.14%	-26.48%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.00%	12,537	$22.284810	$279,385	0.03%	-33.45%
2015	0.50%	75,634	30.093846	2,276,118	0.03%	-33.78%
2015	0.80%	9,399	34.803749	327,120	0.03%	-33.98%
2015	1.00%	14,896	21.305167	317,362	0.03%	-34.11%
2014	0.00%	16,021	33.483626	536,441	0.09%	-19.10%
2014	0.50%	80,111	45.444258	3,640,585	0.09%	-19.51%
2014	0.80%	10,439	52.714985	550,292	0.09%	-19.75%
2014	1.00%	25,649	32.334355	829,344	0.09%	-19.91%
2013	0.00%	17,973	41.390053	743,903	0.71%	10.53%
2013	0.50%	86,950	56.457132	4,908,948	0.71%	9.98%
2013	0.80%	12,955	65.687029	850,975	0.71%	9.65%
2013	1.00%	27,875	40.372010	1,125,370	0.71%	9.43%
2013	1.30%	9	54.718336	492	0.71%	9.11%
2012	0.00%	19,950	37.445535	747,038	0.59%	3.39%
2012	0.50%	100,766	51.332730	5,172,594	0.59%	2.87%
2012	0.80%	15,442	59.904317	925,042	0.59%	2.56%
2012	1.00%	33,842	36.891599	1,248,485	0.59%	2.36%
2011	0.00%	26,799	36.218953	970,632	1.22%	-16.45%
2011	0.50%	121,930	49.900813	6,084,406	1.22%	-16.87%
2011	0.80%	18,243	58.408750	1,065,551	1.22%	-17.12%
2011	1.00%	47,335	36.042787	1,706,085	1.22%	-17.28%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.00%	9,375	15.624397	146,479	0.37%	-8.35%
2015	0.50%	118,444	15.112112	1,789,939	0.37%	-8.80%
2015	0.80%	13,796	14.812786	204,357	0.37%	-9.08%
2014	0.00%	9,468	17.047121	161,402	0.50%	-5.26%
2014	0.50%	138,670	16.570896	2,297,886	0.50%	-5.74%
2014	0.80%	16,678	16.291499	271,710	0.50%	-6.02%
2013	0.00%	10,896	17.994414	196,067	1.27%	25.13%
2013	0.50%	144,031	17.579459	2,531,987	1.27%	24.51%
2013	0.80%	17,448	17.335032	302,462	1.27%	24.13%
2012	0.00%	12,697	14.380435	182,588	1.16%	19.18%
2012	0.50%	170,634	14.119186	2,409,213	1.16%	18.58%
2012	0.80%	19,979	13.964683	279,000	1.16%	18.22%
2011	0.00%	23,924	12.066588	288,681	1.03%	-7.21%
2011	0.50%	154,370	11.906878	1,838,065	1.03%	-7.67%
2011	0.80%	20,266	11.812045	239,383	1.03%	-7.94%
Variable Insurance Portfolios - High Income (WRHIP)
2015	0.50%	48,961	11.277210	552,143	8.06%	-6.97%
2015	0.80%	4,840	11.153855	53,985	8.06%	-7.25%
2014	0.50%	54,003	12.122263	654,639	4.18%	1.40%
2014	0.80%	5,736	12.025707	68,979	4.18%	1.09%
2013	0.50%	80,665	11.955327	964,376	4.88%	9.95%
2013	0.80%	7,636	11.895726	90,836	4.88%	9.62%
2012	0.50%	64,758	10.873621	704,154	0.00%	8.74%	5/1/2012
2012	0.80%	6,632	10.851908	71,970	0.00%	8.52%	5/1/2012

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	0.50%	21,261	$13.168901	$279,984	0.00%	-6.25%
2015	0.80%	1,492	13.024842	19,433	0.00%	-6.53%
2014	0.50%	22,599	14.046779	317,443	0.00%	7.33%
2014	0.80%	1,882	13.934874	26,225	0.00%	7.01%
2013	0.50%	25,515	13.087276	333,922	0.00%	29.29%
2013	0.80%	1,664	13.022032	21,669	0.00%	28.90%
2012	0.50%	16,373	10.122465	165,735	0.00%	1.22%	5/1/2012
2012	0.80%	497	10.102240	5,021	0.00%	1.02%	5/1/2012
Advantage VT Discovery Fund (SVDF)
2015	0.00%	3,547	51.712010	183,422	0.00%	-1.46%
2015	1.00%	17,415	32.154709	559,974	0.00%	-2.44%
2014	0.00%	3,666	52.479577	192,390	0.00%	0.36%
2014	1.00%	19,034	32.960048	627,362	0.00%	-0.64%
2013	0.00%	3,753	52.293829	196,259	0.01%	43.80%
2013	1.00%	19,578	33.173614	649,473	0.01%	42.37%
2013	1.30%	75	68.427642	5,132	0.01%	41.94%
2012	0.00%	3,369	36.365713	122,516	0.00%	17.74%
2012	1.00%	19,854	23.300886	462,616	0.00%	16.56%
2012	1.30%	44	48.207298	2,121	0.00%	16.21%
2011	0.00%	3,336	30.887729	103,041	0.00%	0.42%
2011	1.00%	26,660	19.990260	532,940	0.00%	-0.57%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2015	0.00%	10,160	54.329888	551,992	0.13%	-3.08%
2015	0.50%	404	97.792605	39,508	0.13%	-3.57%
2015	0.80%	131	93.518492	12,251	0.13%	-3.86%
2015	1.00%	39,214	21.305415	835,471	0.13%	-4.05%
2014	0.00%	10,959	56.058764	614,348	0.06%	10.42%
2014	0.50%	405	101.410513	41,071	0.06%	9.87%
2014	0.80%	132	97.269761	12,840	0.06%	9.54%
2014	1.00%	40,736	22.204418	904,519	0.06%	9.33%
2013	0.00%	12,232	50.766884	620,981	0.19%	30.68%
2013	0.50%	407	92.297867	37,565	0.19%	30.03%
2013	0.80%	130	88.795213	11,543	0.19%	29.64%
2013	1.00%	41,935	20.310451	851,719	0.19%	29.38%
2013	1.30%	62	79.677043	4,940	0.19%	28.99%
2012	0.00%	13,164	38.848890	511,407	0.10%	15.52%
2012	0.50%	409	70.983886	29,032	0.10%	14.94%
2012	0.80%	133	68.495126	9,110	0.10%	14.60%
2012	1.00%	66,443	15.698476	1,043,054	0.10%	14.37%
2012	1.30%	35	61.769399	2,162	0.10%	14.03%
2011	0.00%	14,523	33.629016	488,394	0.14%	-5.52%
2011	0.50%	411	61.754991	25,381	0.14%	-5.99%
2011	0.80%	133	59.769284	7,949	0.14%	-6.27%
2011	1.00%	70,223	13.726081	963,887	0.14%	-6.46%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015	0.00%	1,066	$24.657341	$26,285	0.00%	-2.88%
2015	0.50%	14,408	23.849029	343,617	0.00%	-3.37%
2015	0.80%	1,872	23.376783	43,761	0.00%	-3.66%
2014	0.00%	691	25.389071	17,544	0.00%	-1.88%
2014	0.50%	12,148	24.679909	299,812	0.00%	-2.37%
2014	0.80%	1,874	24.263932	45,471	0.00%	-2.66%
2013	0.00%	546	25.874760	14,128	0.00%	50.23%
2013	0.50%	20,549	25.278178	519,441	0.00%	49.48%
2013	0.80%	2,707	24.926824	67,477	0.00%	49.03%
2012	0.00%	141	17.223573	2,429	0.00%	7.87%
2012	0.50%	15,807	16.910692	267,307	0.00%	7.33%
2012	0.80%	4,080	16.725680	68,241	0.00%	7.01%
2011	0.00%	144	15.966729	2,299	0.00%	-4.60%
2011	0.50%	25,486	15.755473	401,544	0.00%	-5.07%
2011	0.80%	5,183	15.630041	81,011	0.00%	-5.36%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	24,114	20.707226	499,334	1.38%	27.34%
2013	0.50%	359,779	19.829099	7,134,093	1.38%	26.70%
2013	0.80%	79,174	19.320265	1,529,663	1.38%	26.32%
2012	0.00%	27,569	16.261792	448,321	2.14%	21.23%
2012	0.50%	348,574	15.650185	5,455,248	2.14%	20.62%
2012	0.80%	97,044	15.294367	1,484,227	2.14%	20.26%
2011	0.00%	26,357	13.414448	353,565	1.27%	-8.27%
2011	0.50%	386,331	12.974764	5,012,554	1.27%	-8.72%
2011	0.80%	104,174	12.717946	1,324,879	1.27%	-9.00%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	634	10.352942	6,564	0.00%	-8.81%
2011	0.50%	29,181	10.267311	299,610	0.00%	-9.26%
2011	0.80%	2,499	10.216274	25,530	0.00%	-9.53%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	12,274	10.783470	132,356	0.35%	-32.33%
2011	0.50%	327,060	10.482039	3,428,256	0.35%	-32.67%
2011	0.80%	56,163	10.305239	578,773	0.35%	-32.87%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	4,965	19.119582	94,929	1.94%	-0.97%
2013	0.50%	45,657	18.308816	835,926	1.94%	-1.47%
2013	0.80%	7,143	17.838977	127,424	1.94%	-1.76%
2012	0.00%	6,582	19.307248	127,080	1.46%	13.16%
2012	0.50%	50,583	18.581214	939,894	1.46%	12.59%
2012	0.80%	9,824	18.158794	178,392	1.46%	12.25%
2011	0.00%	10,223	17.062376	174,429	0.99%	-15.86%
2011	0.50%	63,119	16.503252	1,041,669	0.99%	-16.28%
2011	0.80%	11,210	16.176657	181,340	0.99%	-16.53%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	4,947	18.236527	90,216	2.22%	22.98%
2013	0.50%	73,327	17.463266	1,280,529	2.22%	22.37%
2013	0.80%	7,835	17.015082	133,313	2.22%	22.00%
2012	0.00%	5,081	14.829007	75,346	2.99%	18.30%
2012	0.50%	56,458	14.271362	805,733	2.99%	17.71%
2012	0.80%	9,020	13.946827	125,800	2.99%	17.36%
2011	0.00%	6,118	12.534749	76,688	1.73%	-10.68%
2011	0.50%	73,808	12.123973	894,846	1.73%	-11.12%
2011	0.80%	9,570	11.883946	113,729	1.73%	-11.39%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	12,756	$20.700503	$264,056	4.53%	1.64%
2013	0.50%	95,008	19.822913	1,883,335	4.53%	1.13%
2013	0.80%	10,281	19.314319	198,571	4.53%	0.83%
2012	0.00%	14,188	20.367363	288,972	6.12%	15.06%
2012	0.50%	135,920	19.601667	2,664,259	6.12%	14.49%
2012	0.80%	15,489	19.156120	296,709	6.12%	14.14%
2011	0.00%	20,700	17.701343	366,418	5.58%	-0.83%
2011	0.50%	161,058	17.121471	2,757,550	5.58%	-1.32%
2011	0.80%	15,838	16.782688	265,804	5.58%	-1.62%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00%	606	26.831723	16,260	0.51%	11.45%
2014	0.50%	8,162	25.311375	206,591	0.51%	10.90%
2014	0.80%	700	24.440744	17,109	0.51%	10.56%
2013	0.00%	622	24.074646	14,974	0.67%	30.29%
2013	0.50%	7,834	22.824329	178,806	0.67%	29.64%
2013	0.80%	1,011	22.105451	22,349	0.67%	29.25%
2012	0.00%	911	18.477561	16,833	0.46%	16.97%
2012	0.50%	8,376	17.605660	147,465	0.46%	16.39%
2012	0.80%	1,369	17.102335	23,413	0.46%	16.04%
2011	0.00%	884	15.796502	13,964	0.55%	0.58%
2011	0.50%	8,677	15.126718	131,255	0.55%	0.08%
2011	0.80%	1,613	14.738500	23,773	0.55%	-0.22%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.00%	13,768	15.513944	213,596	5.90%	1.18%
2014	0.50%	166,560	14.930500	2,486,824	5.90%	0.67%
2014	0.80%	62,827	14.591037	916,711	5.90%	0.37%
2013	0.00%	13,767	15.333544	211,097	5.83%	5.97%
2013	0.50%	163,325	14.830856	2,422,250	5.83%	5.44%
2013	0.80%	70,495	14.537202	1,024,800	5.83%	5.12%
2012	0.00%	16,543	14.470056	239,378	5.71%	14.30%
2012	0.50%	165,561	14.065803	2,328,748	5.71%	13.73%
2012	0.80%	79,055	13.828722	1,093,230	5.71%	13.39%
2011	0.00%	17,595	12.659718	222,748	6.99%	4.05%
2011	0.50%	197,547	12.367874	2,443,236	6.99%	3.53%
2011	0.80%	79,720	12.196027	972,267	6.99%	3.22%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	15,332	18.202636	279,083	6.11%	6.94%
2013	0.50%	60,057	17.431017	1,046,855	6.11%	6.40%
2013	0.80%	6,318	16.983857	107,304	6.11%	6.09%
2012	0.00%	14,697	17.021800	250,169	7.64%	14.71%
2012	0.50%	83,641	16.381922	1,370,200	7.64%	14.13%
2012	0.80%	6,493	16.009620	103,950	7.64%	13.79%
2011	0.00%	11,678	14.839228	173,293	8.22%	3.81%
2011	0.50%	116,173	14.353153	1,667,449	8.22%	3.29%
2011	0.80%	6,081	14.069186	85,555	8.22%	2.98%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	21,484	$19.481483	$418,540	1.16%	0.75%
2013	0.50%	89,902	18.655252	1,677,144	1.16%	0.25%
2013	0.80%	18,368	18.176470	333,865	1.16%	-0.05%
2012	0.00%	24,409	19.336082	471,974	0.45%	17.24%
2012	0.50%	93,486	18.608853	1,739,667	0.45%	16.65%
2012	0.80%	22,464	18.185755	408,525	0.45%	16.30%
2011	0.00%	28,288	16.493303	466,563	0.71%	-22.39%
2011	0.50%	121,016	15.952745	1,930,537	0.71%	-22.78%
2011	0.80%	26,612	15.636987	416,131	0.71%	-23.01%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	28,099	9.956257	279,761	0.53%	17.81%
2013	0.50%	315,286	9.678019	3,051,344	0.53%	17.23%
2013	0.80%	58,774	9.514826	559,224	0.53%	16.87%
2012	0.00%	31,591	8.450909	266,973	0.85%	15.58%
2012	0.50%	330,469	8.255888	2,728,315	0.85%	15.00%
2012	0.80%	72,099	8.141051	586,962	0.85%	14.65%
2011	0.00%	32,972	7.311920	241,089	1.26%	-9.76%
2011	0.50%	360,822	7.179063	2,590,364	1.26%	-10.21%
2011	0.80%	79,102	7.100526	561,666	1.26%	-10.48%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00%	29,539	16.555209	489,024	1.25%	-8.18%
2014	0.50%	191,088	15.774084	3,014,238	1.25%	-8.63%
2014	0.80%	41,075	15.323165	629,399	1.25%	-8.91%
2013	0.00%	32,000	18.029345	576,939	1.32%	30.30%
2013	0.50%	200,439	17.264814	3,460,542	1.32%	29.65%
2013	0.80%	46,798	16.821709	787,222	1.32%	29.26%
2012	0.00%	35,975	13.836689	497,775	1.91%	20.67%
2012	0.50%	216,949	13.316294	2,888,957	1.91%	20.07%
2012	0.80%	54,239	13.013481	705,838	1.91%	19.71%
2011	0.00%	24,016	11.466618	275,382	1.12%	-17.30%
2011	0.50%	207,184	11.090775	2,297,831	1.12%	-17.71%
2011	0.80%	53,755	10.871192	584,381	1.12%	-17.96%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	975	12.681863	12,365	0.11%	-7.91%
2011	0.50%	1,186	12.144062	14,403	0.11%	-8.37%
2011	0.80%	332	11.832421	3,928	0.11%	-8.64%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	1,934	17.690502	34,213	0.00%	-7.16%
2011	0.50%	5,587	16.940285	94,645	0.00%	-7.62%
2011	0.80%	2,090	16.505466	34,496	0.00%	-7.90%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	13,690	11.841416	162,109	2.52%	21.27%
2013	0.50%	29,809	11.395830	339,698	2.52%	20.67%
2013	0.80%	539	11.136536	6,003	2.52%	20.31%
2012	0.00%	13,989	9.764428	136,595	2.66%	18.29%
2012	0.50%	44,277	9.444081	418,156	2.66%	17.70%
2012	0.80%	104	9.256914	963	2.66%	17.35%
2011	0.00%	17,130	8.254444	141,399	2.90%	-12.72%
2011	0.50%	45,497	8.023727	365,056	2.90%	-13.15%
2011	0.80%	102	7.888392	805	2.90%	-13.41%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	16,184	$12.166606	$196,904	1.24%	21.34%
2013	0.50%	299,439	11.826670	3,541,366	1.24%	20.74%
2013	0.80%	61,094	11.627292	710,358	1.24%	20.37%
2013	1.00%	8,856	18.812997	166,608	1.24%	20.13%
2012	0.00%	18,564	10.026765	186,137	0.58%	15.78%
2012	0.50%	325,197	9.795449	3,185,451	0.58%	15.20%
2012	0.80%	70,859	9.659227	684,443	0.58%	14.85%
2012	1.00%	9,316	15.659940	145,888	0.58%	14.62%
2011	0.00%	20,098	8.660251	174,054	1.30%	-9.37%
2011	0.50%	372,824	8.502961	3,170,108	1.30%	-9.82%
2011	0.80%	83,371	8.409948	701,146	1.30%	-10.09%
2011	1.00%	9,785	13.661922	133,682	1.30%	-10.27%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	8,619	12.775201	110,109	2.31%	21.42%
2013	0.50%	25,764	12.233332	315,180	2.31%	20.82%
2013	0.80%	5,724	11.919240	68,226	2.31%	20.45%
2012	0.00%	8,328	10.521355	87,622	0.38%	17.24%
2012	0.50%	29,494	10.125555	298,643	0.38%	16.65%
2012	0.80%	7,133	9.895215	70,583	0.38%	16.30%
2011	0.00%	8,096	8.974574	72,658	1.70%	-16.11%
2011	0.50%	37,989	8.680344	329,758	1.70%	-16.53%
2011	0.80%	7,957	8.508430	67,702	1.70%	-16.78%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	3,739	2.908819	10,876	11.87%	-1.88%
2011	0.50%	16,503	2.841668	46,896	11.87%	-2.37%
2011	0.80%	8,693	2.802120	24,359	11.87%	-2.66%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	6,730	4.084054	27,486	9.44%	-2.34%
2011	0.50%	5,992	3.910839	23,434	9.44%	-2.82%
2011	0.80%	1,889	3.810426	7,198	9.44%	-3.11%
VP International Fund - Class III (obsolete) (ACVI3)
2014	0.00%	9,678	17.760638	171,887	1.62%	-5.51%
2013	0.00%	10,941	18.795597	205,643	1.61%	22.41%
2012	0.00%	13,657	15.354631	209,698	0.81%	21.16%
2011	0.00%	16,408	12.672898	207,937	1.42%	-12.04%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.00%	2,561	18.872253	48,332	0.00%	30.17%
2012	0.00%	2,628	14.497885	38,100	0.00%	15.61%
2011	0.00%	2,700	12.539840	33,858	0.00%	-7.89%
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	0.50%	1,621	16.697421	27,067	0.00%	3.66%
2014	0.80%	319	35.320106	11,267	0.00%	3.35%
2013	0.50%	1,279	16.107370	20,601	0.00%	17.89%
2013	0.80%	534	34.174349	18,249	0.00%	17.54%
2012	0.50%	903	13.662782	12,337	0.00%	8.80%
2012	0.80%	698	29.074823	20,294	0.00%	8.47%
2011	0.50%	899	12.558209	11,290	0.31%	-1.13%
2011	0.80%	744	26.804764	19,943	0.31%	-1.42%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2014	0.00%	24,769	$34.817796	$862,402	0.00%	6.89%
2014	0.50%	1,195	79.648266	95,180	0.00%	6.36%
2014	0.80%	405	52.787243	21,379	0.00%	6.04%
2014	1.00%	84,657	11.051834	935,615	0.00%	5.83%
2013	0.00%	28,006	32.573007	912,240	0.00%	31.85%
2013	0.50%	1,258	74.886699	94,207	0.00%	31.19%
2013	0.80%	413	49.780631	20,559	0.00%	30.80%
2013	1.00%	96,782	10.443227	1,010,716	0.00%	30.54%
2013	1.30%	223	46.355252	10,337	0.00%	30.15%
2012	0.00%	30,131	24.704444	744,370	0.00%	12.60%
2012	0.50%	1,416	57.081042	80,827	0.00%	12.04%
2012	0.80%	492	38.058319	18,725	0.00%	11.70%
2012	1.00%	102,324	8.000039	818,596	0.00%	11.48%
2012	1.30%	119	35.617069	4,238	0.00%	11.14%
2011	0.00%	32,280	21.939823	708,217	0.00%	-0.21%
2011	0.50%	1,676	50.947928	85,389	0.00%	-0.71%
2011	0.80%	506	34.071422	17,240	0.00%	-1.01%
2011	1.00%	110,903	7.176346	795,878	0.00%	-1.21%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	274	22.169924	6,075	0.00%	3.47%
2014	0.50%	8,407	20.913605	175,821	0.00%	2.95%
2014	0.80%	881	20.194182	17,791	0.00%	2.65%
2013	0.00%	843	21.426193	18,062	0.00%	45.83%
2013	0.50%	7,637	20.313368	155,133	0.00%	45.11%
2013	0.80%	708	19.673555	13,929	0.00%	44.67%
2012	0.00%	856	14.692238	12,577	0.00%	8.82%
2012	0.50%	5,453	13.998892	76,336	0.00%	8.28%
2012	0.80%	689	13.598663	9,369	0.00%	7.95%
2011	0.00%	1,577	13.501272	21,292	0.00%	-1.06%
2011	0.50%	26,395	12.928758	341,255	0.00%	-1.55%
2011	0.80%	3,105	12.596940	39,113	0.00%	-1.85%

2015	Contract owners equity:				$600,557,383
2014	Contract owners equity:				$659,613,121
2013	Contract owners equity:				$677,429,029
2012	Contract owners equity:				$598,222,370
2011	Contract owners equity:				$589,437,248
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.